                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5950
                      (Investment Company Act File Number)

                         Money Market Obligations Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/04

              Date of Reporting Period: Fiscal year ended 10/31/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Alabama Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.007	0.012		0.029	0.037
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.007	0.012		0.029	0.037
Less Distributions:
Distributions from net investment income	(0.007)	(0.007)	(0.012)		(0.029)	(0.037)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.68%	0.73%	1.21%		2.94%	3.77%

Ratios to Average Net Assets:
Expenses	0.55%	0.55%	0.55%		0.55%	0.55%
Net investment income	0.67%	0.73%	1.20%		2.88%	3.70%
Expense waiver/reimbursement [3]	0.34%	0.34%	0.33%		0.35%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$308,931	$351,283	$393,931		$300,951	$246,262

1 Represents less than $0.001

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual	$1,000	$1,003.90	$2.77
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.37	$2.80

1 Expenses are equal to the Fund's annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At October 31, 2004, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	88.3%
Municipal Notes	11.7%
TOTAL	100.0%

At October 31, 2004, the Fund's credit quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	39.5%	Prime-1	97.7%
A-1	58.2%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	2.3%	Not rated by Moody's	2.3%
TOTAL	100.0%	TOTAL	100.0%

At October 31, 2004, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	88.3%
8-30 Days	0.0%
31-90 Days	3.9%
91-180 Days	5.1%
181 Days or more	2.7%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 2.3% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2004

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6% [1]
		Alabama--99.6%
$10,900,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT)/(Series 2002-21), 1.40% TOBs (Birmingham, AL Waterworks & Sewer Board)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 1/19/2005	$10,900,000
1,250,000		Alabama HFA Single Family, (2000 Series A: Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)	1,250,000
3,310,000	[2,3]	Alabama HFA Single Family, (PT-658) Weekly VRDNs (GNMA COL)/(BNP Paribas SA LIQ)	3,310,000
4,855,000	[2,3]	Alabama HFA Single Family, Variable Rate Certificates (Series 1997J) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	4,855,000
9,265,000		Alabama Space Science Exhibit Finance Authority (Series 2001: Saturn V Project) Weekly VRDNs (Alabama Space Science Exhibit Commission)/ (Amsouth Bank N.A., Birmingham LOC)	9,265,000
4,300,000		Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag Corporation, Ltd.)/(Fleet National Bank LOC)	4,300,000
3,755,000	[2,3]	Alabama State Public School & College Authority, (PA-918R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	3,755,000
12,160,000	[2,3]	Alabama State Public School & College Authority, (PT-435), 1.35% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/21/2005	12,160,000
7,320,000	[2,3]	Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)	7,320,000
5,000,000		Anniston, AL, IDB (Series 1989-A), Weekly VRDNs (Union Foundry Co.)/ (Amsouth Bank N.A., Birmingham LOC)	5,000,000
900,000		Arab, AL IDB (Series 2000), Weekly VRDNs (HYCO Alabama LLC)/(Regions Bank, Alabama LOC)	900,000
945,000		Ashland, AL IDB (Series 1996), Weekly VRDNs (Tru-Wood Cabinets)/(Regions Bank, Alabama LOC)	945,000
4,000,000		Atmore, AL IDB (Series 2002A), Weekly VRDNs (Swift Lumber, Inc.)/(Bank of New York LOC)	4,000,000
2,100,000		Auburn University, AL, General Fee Revenue Bonds (Series 2004), 3.00% Bonds (AMBAC INS), 6/1/2005	2,117,106
3,000,000		Auburn, AL IDB (Series 1999), Weekly VRDNs (Donaldson Co., Inc.)/(Bank of America N.A. LOC)	3,000,000
3,500,000		Birmingham, AL Airport Authority (Series 2003A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	3,500,000
7,500,000		Birmingham, AL Downtown Redevelopment Authority, (2002), Weekly VRDNs (The UAB Educational Foundation)/(Regions Bank, Alabama LOC)	7,500,000
1,330,000		Birmingham, AL IDA (Series 1996), Weekly VRDNs (American FireLog Corp.)/(Comerica Bank LOC)	1,330,000
3,480,000		Birmingham, AL IDA (Series 2001), Weekly VRDNs (American FireLog Corp.)/(Comerica Bank LOC)	3,480,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Alabama--continued
$2,235,000		Birmingham, AL IDA, IDRBs (Series 1997), Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC)	$2,235,000
1,885,500		Birmingham, AL IDA, IDRBs (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Comerica Bank - California LOC)	1,885,500
26,400,000		Birmingham, AL Medical Clinic Board (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC)	26,400,000
5,575,000		Birmingham, AL Medical Clinic Board (Series 2004), Weekly VRDNs (St. Martin's In The Pines)/(Regions Bank, Alabama LOC)	5,575,000
3,000,000		Birmingham, AL, Tax Increment Financing District I Weekly VRDNs (MBIA Insurance Corp. INS)/(SouthTrust Bank of Alabama, Birmingham LIQ)	3,000,000
500,000		Birmingham-Jefferson, AL Civic Center Authority (Series 2002-A), 5.25% Bonds (FSA INS), 1/1/2005	503,088
5,935,000		Boaz, AL IDB (Series 1994), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)	5,935,000
2,060,000		Cullman, AL IDB, IDRB Weekly VRDNs (National Bedding Co.)/(Bank of America N.A. LOC)	2,060,000
6,110,000		Daphne, AL Special Care Facilities Financing Authority (Series 1998-A), Weekly VRDNs (Presbyterian Retirement Corp.)/(AMBAC INS)/(Amsouth Bank N.A., Birmingham LIQ)	6,110,000
3,000,000		Decatur, AL IDB, Revenue Refunding Bonds (Series 1993), Weekly VRDNs (Honeywell International, Inc.)	3,000,000
960,000		Enterprise, AL IDA (Series 1997), Weekly VRDNs (Coffee Gin Co.)/(Regions Bank, Alabama LOC)	960,000
445,000		Fort Payne, AL IDB Weekly VRDNs (Ovalstrapping, Inc.)/(U.S. Bank, N.A. LOC)	445,000
6,200,000		Gadsden, AL IDB (Series 2000), Weekly VRDNs (Super Steel South LLC)/ (Standard Federal Bank, N.A. LOC)	6,200,000
3,000,000		Geneva County, AL Health Care Authority, Inc. (Series 2001), Weekly VRDNs (SouthTrust Bank of Alabama, Birmingham LOC)	3,000,000
6,200,000		Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn (Homewood, AL))/(SouthTrust Bank of Alabama, Birmingham LOC)	6,200,000
1,625,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,625,000
4,360,000		Huntsville, AL Public Park & Recreation Board (Series 2002), Weekly VRDNs (YMCA of Metropolitan Huntsville)/(SouthTrust Bank of Alabama, Birmingham LOC)	4,360,000
5,755,000	[2,3]	Huntsville, AL Solid Waste Disposal Authority, (PT-840), 1.70% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/21/2005	5,755,000
2,500,000		Huntsville, AL Special Care Facilities Financing Authority (Series 2001D), Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	2,500,000
1,575,000		Huntsville, AL (Series 1995-A), 5.00% Bonds, 2/1/2005	1,589,430
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Alabama--continued
$1,000,000		Jacksonville, AL IDB (Series 1994), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)	$1,000,000
9,500,000		Jefferson County, AL Sewer System (Series 2003-B-2 Warrants), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)	9,500,000
8,000,000		Jefferson County, AL Sewer System (Series 2003-B-5 Warrants), Weekly VRDNs (XL Capital Assurance Inc. INS)/(State Street Bank and Trust Co. LIQ)	8,000,000
8,620,000	[2,3]	Jefferson County, AL Sewer System, Floater Certificates (Series 2000-352), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	8,620,000
3,500,000		Jefferson County, AL Sewer System, Warrants (Series C-3), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ)	3,500,000
2,500,000		Jefferson County, AL Sewer System, Warrants (Series C-6), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)	2,500,000
4,000,000		Jefferson County, AL Sewer System, Warrants (Series C-7), Weekly VRDNs (XL Capital Assurance Inc. INS)/(Regions Bank, Alabama LIQ)	4,000,000
2,325,000		Legends Park Improvement District, AL (Series 2002-A), Weekly VRDNs (Columbus Bank and Trust Co., GA LOC)	2,325,000
10,000,000		Lincoln, AL IDA, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Honda Manufacturing of Alabama LLC)/(Bank of America N.A. LOC)	10,000,000
1,050,000		Lowndes County, AL IDB (Series 1996), Weekly VRDNs (Warren Oil Co.)/ (Wachovia Bank N.A. LOC)	1,050,000
2,140,000		Magnolia Ridge Improvement District, AL (Series 2002), Weekly VRDNs (SouthTrust Bank of Alabama, Birmingham LOC)	2,140,000
7,610,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/ (Regions Bank, Alabama LOC)	7,610,000
5,000,000		Mobile, AL IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.)	5,000,000
7,615,000	[2,3]	Mobile, AL, Class A Certificates (Series 2002-197), Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	7,615,000
3,000,000		Montgomery - Wynlakes Governmental Utility Services Corp. (Series 1995-A), Weekly VRDNs (Vaughn Road LLC)/(Amsouth Bank N.A., Birmingham LOC)	3,000,000
6,000,000		Montgomery, AL ALAHA Special Care Facilities Financing Authority (Series 2003-A), Weekly VRDNs (Gulf Health Hospitals, Inc.)/(Regions Bank, Alabama LOC)	6,000,000
1,415,000		Montgomery, AL IDB (Series 1990-A), Weekly VRDNs (Industrial Partners)/(SunTrust Bank LOC)	1,415,000
3,700,000		Montgomery, AL IDB (Series 2001), Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC)	3,700,000
2,605,000		Montgomery, AL IDB (Series 2002), Weekly VRDNs (Norment Security Group, Inc.)/(PNC Bank, N.A. LOC)	2,605,000
6,000,000		Montgomery, AL IDB, IDRBs (Series 1996), Weekly VRDNs (CSC Fabrication, Inc.)/(J.P. Morgan Chase Bank LOC)	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Alabama--continued
$3,490,000		Montgomery, AL IDB, IDRBs (Series 1996A), Weekly VRDNs (Jobs Co. LLC)/(Columbus Bank and Trust Co., GA LOC)	$3,490,000
670,000		Montgomery-Engelside, AL Medical Clinic Board (Series 1999-A), Weekly VRDNs (Montgomery Surgical Center Ltd.)/(SunTrust Bank LOC)	670,000
450,000		Pelham, AL (Series 2004), 2.00% Bonds (AMBAC INS), 12/1/2004	450,328
3,965,000		Perry County, AL IDB, Revenue Bonds (Series 1998), Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC)	3,965,000
1,735,000		Phenix City, AL (Series 1998), Weekly VRDNs (Kudzu LLC)/(SunTrust Bank LOC)	1,735,000
3,100,000		Piedmont, AL IDB Weekly VRDNs (Bostrom Seating, Inc.)/(Chase Manhattan Bank (USA) N.A., Wilmington LOC)	3,100,000
475,000		Piedmont, AL IDB Weekly VRDNs (Industrial Partners)/(Wachovia Bank N.A. LOC)	475,000
2,650,000		Scottsboro, AL IDB (Series 2002), Weekly VRDNs (Hisan, Inc.)/(Amsouth Bank N.A., Birmingham LOC)	2,650,000
1,800,000		Shelby County, AL EDA Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/(Regions Bank, Alabama LOC)	1,800,000
2,130,000		St. Clair County, AL IDB (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC)	2,130,000
1,820,000		Tallassee, AL IDB (Series 1998), Weekly VRDNs (Milstead Farm Group, Inc.)/(Regions Bank, Alabama LOC)	1,820,000
3,602,000		Tuscaloosa County, AL Automotive Corridor IDA (Series 2002), Weekly VRDNs (MBIA Insurance Corp. INS)/(SouthTrust Bank of Alabama, Birmingham LIQ)	3,602,000
2,870,000		Tuscaloosa County, AL Park & Recreation Auhority (Series 2000), Weekly VRDNs (Amsouth Bank N.A., Birmingham LOC)	2,870,000
530,000		University of Alabama Board of Trustees, Student Housing Revenue Bonds (Series 2004-B), 3.00% Bonds (University of Alabama in Huntsville)/ (AMBAC INS), 9/1/2005	535,879
1,145,000		University of South Alabama (Series 2004), 2.00% Bonds (FGIC INS), 3/15/2005	1,148,969
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Alabama--continued
$820,000		Vestavia Hills, AL, 1.10% Bonds, 2/1/2005	$820,000
1,865,000		Vincent, AL IDB Weekly VRDNs (Headquarters Partnership Project)/(National Australia Bank Ltd., Melbourne LOC)	1,865,000
910,000		Vincent, AL IDB (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/ (National Australia Bank Ltd., Melbourne LOC)	910,000
		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST) [4]	307,842,300
		OTHER ASSETS AND LIABILITIES - NET--0.4%	1,088,599
		TOTAL NET ASSETS--100%	$308,930,899

Securities that are subject to the federal alternative minimum tax (AMT) represent 30.5% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $64,290,000 which represents 20.8% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At October 31, 2004, these securities amounted to $64,290,000 which represents 20.8% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$307,842,300
Cash		600,804
Income receivable		713,890
TOTAL ASSETS		309,156,994
Liabilities:
Income distribution payable	$133,545
Payable for shareholder services fee (Note 5)	65,219
Payable for Directors'/Trustees' fees	188
Accrued expenses	27,143
TOTAL LIABILITIES		226,095
Net assets for 308,934,487 shares outstanding		$308,930,899
Net Assets Consist of:
Paid-in capital		$308,934,487
Accumulated net realized loss on investments		(3,008)
Distributions in excess of net investment income		(580)
TOTAL NET ASSETS		$308,930,899
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$308,930,899 ÷ 308,934,487 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Interest			$3,952,201
Expenses:
Investment adviser fee (Note 5)		$1,609,714
Administrative personnel and services fee (Note 5)		257,704
Custodian fees		13,609
Transfer and dividend disbursing agent fees and expenses (Note 5)		48,949
Directors'/Trustees' fees		3,141
Auditing fees		13,776
Legal fees		12,191
Portfolio accounting fees (Note 5)		71,970
Shareholder services fee (Note 5)		804,857
Share registration costs		20,668
Printing and postage		15,099
Insurance premiums		9,326
Miscellaneous		1,941
TOTAL EXPENSES		2,882,945
Waivers (Note 5):
Waiver of investment adviser fee	$(1,033,015)
Waiver of administrative personnel and services fee	(12,384)
Waiver of transfer and dividend disbursing agent fees and expenses	(18,891)
Waiver of shareholder services fee	(32,194)
TOTAL WAIVERS		(1,096,484)
Net expenses			1,786,461
Net investment income			2,165,740
Net realized gain on investments			3,500
Change in net assets resulting from operations			$2,169,240

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,165,740	$2,724,666
Net realized gain on investments	3,500	3,500
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,169,240	2,728,166
Distributions to Shareholders:
Distributions from net investment income	(2,166,448)	(2,724,538)
Share Transactions:
Proceeds from sale of shares	569,230,830	722,407,608
Net asset value of shares issued to shareholders in payment of distributions declared	1,408,474	1,825,508
Cost of shares redeemed	(612,994,048)	(766,884,413)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(42,354,744)	(42,651,297)
Change in net assets	(42,351,952)	(42,647,669)
Net Assets:
Beginning of period	351,282,851	393,930,520
End of period (including undistributed (distributions in excess of) net investment income of $(580) and $128, respectively).	$308,930,899	$351,282,851

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Alabama Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income taxes imposed by the state of Alabama consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. For the year ended October 31, 2004, all of the Fund's distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $308,934,487.

The following table summarizes share activity:

Year Ended October 31	2004	2003
Shares sold	569,230,830	722,407,608
Shares issued to shareholders in payment of distributions declared	1,408,474	1,825,508
Shares redeemed	(612,994,048)	(766,884,413)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(42,354,744)	(42,651,297)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003, was as follows:

	2004	2003
Tax-exempt income	$2,166,448	$2,724,538

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$132,965
Capital loss carryforward	$3,008

At October 31, 2004, the Fund had a capital loss carryforward of $3,008 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$3,008

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $39,403. after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $12,034, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended October 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $409,000,000 and $389,400,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2004, 90.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.0% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF ALABAMA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Alabama Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alabama Municipal Cash Trust of Money Market Obligations Trust at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with United States generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Alabama Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N260

29504 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Arizona Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.006	0.011		0.027	0.036
Net realized loss on investments	--	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.006	0.011		0.027	0.036
Less Distributions:
Distributions from net investment income	(0.006)	(0.006)	(0.011)		(0.027)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.60%	0.64%	1.12%		2.77%	3.66%

Ratios to Average Net Assets:
Expenses	0.64%	0.64%	0.64%		0.64%	0.59%
Net investment income	0.58%	0.65%	1.10%		2.64%	3.61%
Expense waiver/reimbursement [3]	0.50%	0.40%	0.36%		0.42%	0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,032	$83,596	$109,815		$89,533	$70,798

1 Represents less than 0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual	$1,000	$1,003.40	$3.22
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.92	$3.25

1 Expenses are equal to the Fund's annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At October 31, 2004, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	89.9%
Municipal Notes	8.4%
Commercial Paper	1.7%
TOTAL	100.0%

At October 31, 2004, the Fund's credit quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	68.8%	Prime-1	96.6%
A-1	27.8%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	3.4%	Not rated by Moody's	3.4%
TOTAL	100.0%	TOTAL	100.0%

At October 31, 2004, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	89.9%
8-30 Days	0.0%
31-90 Days	1.7%
91-180 Days	0.0%
181 Days or more	8.4%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 3.4% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2004

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6% [1]
		Arizona--92.3%
$2,400,000		Apache County, AZ IDA (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	$2,400,000
750,000		Apache County, AZ IDA (Series 1983A), Weekly VRDNs (Tucson Electric Power Co.)/(Credit Suisse First Boston LOC)	750,000
1,000,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds (Series 1985B), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	1,000,000
1,500,000		Arizona School District, Certificates of Participation (Series 2004), 3.00% TANs, 7/30/2005	1,517,063
1,200,000		Buckeye, AZ Union High School District No. 201 (Series B), 2.50% Bonds (MBIA Insurance Corp. INS), 7/1/2005	1,207,495
1,654,000		Chandler, AZ, IDA (Series 1999A), Weekly VRDNs (South Bay Circuits, Inc.)/ (Comerica Bank-California LOC)	1,654,000
7,221,000		Flagstaff, AZ (Series 1999), Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC)	7,221,000
1,780,000		Glendale, AZ, IDA Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,780,000
1,600,000	[2,3]	Maricopa County, AZ, Community College District, (PT-388), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	1,600,000
750,000		Maricopa County, AZ, Unified School District No. 210, 2.375% Bonds (FSA INS), 7/1/2005	753,559
3,740,000		Maricopa County, AZ, IDA (Series 1984), Weekly VRDNs (Gannett Co., Inc.)	3,740,000
1,650,000		Maricopa County, AZ, IDA (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(Wachovia Bank N.A. LOC)	1,650,000
2,000,000		Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments, LP)/(FNMA LOC)	2,000,000
1,000,000		Phoenix, AZ Civic Improvement Corp. (Series 2001B), 1.68% CP (Bank of America N.A. LOC), Mandatory Tender 1/14/2005	1,000,000
620,000	[2,3]	Phoenix, AZ, IDA, SFM, PT-1082 Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	620,000
1,200,000		Phoenix, AZ, IDA (Series 1998), Weekly VRDNs (Standard Printing Co., Inc.)/ (Bank One N.A. (Chicago) LOC)	1,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Arizona--continued
$1,550,000		Phoenix, AZ, IDA (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC)	$1,550,000
2,600,000		Phoenix, AZ, IDA (Series 2000), Weekly VRDNs (MechoShade West, Inc.)/(Bank One N.A. (Chicago) LOC)	2,600,000
2,285,000		Phoenix, AZ, IDA (Series 2002), Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC)	2,285,000
2,940,000		Pima County, AZ, IDA (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	2,940,000
700,000		Pima County, AZ, IDA (Series 2002A), Weekly VRDNs (La Posada at Park Centre, Inc.)/(Lasalle Bank, N.A. LOC)	700,000
2,990,000	[2,3]	Pima County, AZ, IDA, FR/RI-L21 (Series 2000), Weekly VRDNs (Tucson Electric Power Co.)/(FSA INS)/(Lehman Brothers, Inc. LIQ)	2,990,000
2,676,000	[2,3]	Pima County, AZ, IDA, SFM, Roaring Fork (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,676,000
2,100,000		Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	2,100,000
2,450,000	[2,3]	Tempe, AZ, IDA, PT-466, Weekly VRDNs (Elliot's Crossing Apartments)/ (FHLMC GTD)/(FHLMC LIQ)	2,450,000
1,000,000		Tucson, AZ, IDA (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/ (FHLMC LOC)	1,000,000
2,200,000		Tucson, AZ, IDA, MFH Revenue Bonds (Series 2002A), Weekly VRDNs (Quality Apartment Living, LLC)/(FNMA LOC)	2,200,000
		TOTAL	53,584,117
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Puerto Rico--7.3%
$1,380,000	[2,3]	Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139), 1.77% TOBs (AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 10/20/2005	$1,380,000
2,845,000	[2,3]	Puerto Rico Public Finance Corp., PUTTERs (Series 272), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)/(J.P. Morgan Chase Bank LOC)	2,845,000
		TOTAL	4,225,000
		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST) [4]	57,809,117
		OTHER ASSETS AND LIABILITITES - NET--0.4%	222,661
		TOTAL NET ASSETS--100%	$58,031,778

Securities that are subject to the federal alternative minimum tax (AMT) represent 42.7% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2004, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $14,561,000 which represents 25.1% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At October 31, 2004, these securities amounted to $14,561,000 which represents 25.1% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multi-Family Housing
PUTTERs	--Puttable Tax-Exempt Receipts
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
TANs	--Tax Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$57,809,117
Cash		130,167
Income receivable		144,343
Receivable for shares sold		622
TOTAL ASSETS		58,084,249
Liabilities:
Payable for shares redeemed	$623
Income distribution payable	16,173
Payable for shareholder services fee (Note 5)	12,914
Accrued expenses	22,761
TOTAL LIABILITIES		52,471
Net assets for 58,032,485 shares outstanding		$58,031,778
Net Assets Consist of:
Paid-in capital		$58,032,485
Accumulated net realized loss on investments		(503)
Distributions in excess of net investment income		(204)
TOTAL NET ASSETS		$58,031,778
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$58,031,778 ÷ 58,032,485 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Interest			$952,793
Expenses:
Investment adviser fee (Note 5)		$390,204
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		3,716
Transfer and dividend disbursing agent fees and expenses (Note 5)		36,900
Directors'/Trustees' fees		861
Auditing fees		13,406
Legal fees		12,904
Portfolio accounting fees (Note 5)		39,713
Shareholder services fee (Note 5)		195,102
Share registration costs		24,340
Printing and postage		16,067
Insurance premiums		7,751
Miscellaneous		782
TOTAL EXPENSES		891,746
Waivers (Note 5):
Waiver of investment adviser fee	$(361,652)
Waiver of administrative personnel and services fee	(24,221)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,585)
TOTAL WAIVERS		(388,458)
Net expenses			503,288
Net investment income			$449,505

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$449,505	$614,846
Distributions to Shareholders:
Distributions from net investment income	(449,698)	(614,857)
Share Transactions:
Proceeds from sale of shares	401,107,491	396,294,609
Net asset value of shares issued to shareholders in payment of distributions declared	297,311	282,401
Cost of shares redeemed	(426,968,985)	(422,795,630)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(25,564,183)	(26,218,620)
Change in net assets	(25,564,376)	(26,218,631)
Net Assets:
Beginning of period	83,596,154	109,814,785
End of period (including distributions in excess of net investment income of $(204) and $(11) respectively).	$58,031,778	$83,596,154

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Arizona Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Arizona income taxes consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. For the year ended October 31, 2004, all of the Fund's distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $58,032,485.

The following table summarizes share activity:

Year Ended October 31	2004	2003
Shares sold	401,107,491	396,294,609
Shares issued to shareholders in payment of distributions declared	297,311	282,401
Shares redeemed	(426,968,985)	(422,795,630)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(25,564,183)	(26,218,620)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003 was as follows:

	2004	2003
Tax-exempt income	$449,698	$614,857

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$15,969
Capital loss carryforward	$503

At October 31, 2004, the Fund had a capital loss carryforward of $503 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$179
2009	$324

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provided the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ) through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $24,949, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $6,636, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended October 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $182,609,000 and $190,880,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2004, 78.2% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.5% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF ARIZONA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Arizona Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Arizona Municipal Cash Trust of Money Market Obligations Trust at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with United States generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Arizona Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N450

28365 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

Institutional Service Shares
Institutional Shares
Cash II Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007		0.007	0.010		0.025	0.032
Net realized gain (loss) on investments	(0.000	) [1]	0.000 [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.007		0.007	0.010		0.025	0.032
Less Distributions:
Distributions from net investment income	(0.007)		(0.007)	(0.010)		(0.025)	(0.032)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.66%		0.68%	1.05%		2.53%	3.28%

Ratios to Average Net Assets:
Expenses	0.50%		0.50%	0.50%		0.50%	0.50%
Net investment income	0.66%		0.66%	1.04%		2.49%	3.22%
Expense waiver/reimbursement [3]	0.40%		0.40%	0.38%		0.39%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$731,846		$761,556	$577,402		$642,248	$575,278

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009		0.009	0.013		0.028	0.034
Net realized gain (loss) on investments	(0.000	) [1]	0.000 [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.009		0.009	0.013		0.028	0.034
Less Distributions:
Distributions from net investment income	(0.009)		(0.009)	(0.013)		(0.028)	(0.034)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.91%		0.93%	1.30%		2.79%	3.54%

Ratios to Average Net Assets:
Expenses	0.25%		0.25%	0.25%		0.25%	0.25%
Net investment income	0.91%		0.92%	1.29%		2.68%	3.47%
Expense waiver/reimbursement [3]	0.65%		0.65%	0.63%		0.64%	0.64%
Supplemental Data:
Net assets, end of period (000 omitted)	$253,407		$235,223	$238,836		$304,037	$103,476

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,					Period Ended [1]
	2004		2003	2002		10/31/2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.005		0.005	0.009		0.020
Net realized gain (loss) on investments	(0.000	) [2]	0.000 [2]	(0.000	) [2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.005		0.005	0.009		0.020
Less Distributions:
Distributions from net investment income	(0.005)		(0.005)	(0.009)		(0.020)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00
Total Return [3]	0.51%		0.53%	0.90%		2.00%

Ratios to Average Net Assets:
Expenses	0.65%		0.65%	0.65%		0.60	% [4]
Net investment income	0.51%		0.53%	0.88%		1.96	% [4]
Expense waiver/reimbursement [5]	0.45%		0.45%	0.43%		0.49	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$234,964		$232,288	$259,540		$52,493

1 Reflects operations for the period December 15, 2000 to October 31, 2001.

2 Represents less than $0.001.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,003.80	$2.52
Institutional Shares	$1,000	$1,005.10	$1.26
Cash II Shares	$1,000	$1,003.10	$3.27
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.62	$2.54
Institutional Shares	$1,000	$1,023.88	$1.27
Cash II Shares	$1,000	$1,021.87	$3.30

1 Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Service Shares	0.50%
Institutional Shares	0.25%
Cash II Shares	0.65%

Portfolio of Investments Summary Tables

At October 31, 2004, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	79.2%
Municipal Notes	17.4%
Commercial Paper	3.4%
TOTAL	100.0%

At October 31, 2004, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	49.0%	Prime-1	90.4%
A-1	47.3%
A-2	0.8%	Prime-2	5.6%
Not rated by S&P	2.9%	Not rated by Moody's	4.0%
TOTAL	100.0%	TOTAL	100.0%

At October 31, 2004, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	79.5%
8-30 Days	1.0%
31-90 Days	7.0%
91-180 Days	1.5%
181 Days or more	11.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 3.4% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2004

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7% [1]
		California--89.7%
$7,600,000		ABAG Finance Authority for Non-Profit Corporations, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC)	$7,600,000
8,945,000		ABAG Finance Authority for Non-Profit Corporations, (Series 2000) Weekly VRDNs (Episcopal Homes Foundation)/(Wells Fargo Bank, N.A. LOC)	8,945,000
5,875,000		ABAG Finance Authority for Non-Profit Corporations, (Series 2002) Daily VRDNs (Jewish Community Center of San Francisco)/(Allied Irish Banks PLC and Bank of New York LOCs)	5,875,000
2,000,000		ABAG Finance Authority for Non-Profit Corporations, (Series 2002A) Weekly VRDNs (Hamlin School)/(BNP Paribas SA LOC)	2,000,000
10,535,000		ABAG Finance Authority for Non-Profit Corporations, (Series 2004) Weekly VRDNs (On Lok: Senior Health Services/Community Housing, Inc.)/(Bank of America N.A. LOC)	10,535,000
3,600,000		ABAG Finance Authority for Non-Profit Corporations, (Series 1999) Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC)	3,600,000
20,555,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1998-10) Weekly VRDNs (San Diego, CA Water Utility Fund)/ (FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	20,555,000
6,500,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1998-17) Weekly VRDNs (Sacramento County, CA Airport System)/ (FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	6,500,000
12,000,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1998-25) Weekly VRDNs (Los Angeles, CA Wastewater System)/ (FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	12,000,000
14,000,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1999-7) Weekly VRDNs (Los Angeles, CA Unified School District)/ (MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	14,000,000
19,856,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1999-8), 1.34% TOBs (Contra Costa, CA Water District)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 1/26/2005	19,856,000
19,330,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 2002-11), 1.10% TOBs (North Orange County, CA Community College District)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 2/1/2005	19,330,000
15,745,000	[2,3]	California Educational Facilities Authority, Floater Certificates (Series 2000-487), 1.89% TOBs (Stanford University)/(Morgan Stanley LIQ), Optional Tender 10/20/2005	15,745,000
1,600,000	[2,3]	California HFA, Variable Rate Certificates (Series 1998E) Weekly VRDNs (Bank of America N.A. LIQ)	1,600,000
8,500,000	[2,3]	California Health Facilities Financing Authority, (Series 2004 FR/RI-F8J) Weekly VRDNs (Catholic Healthcare West)/(Lehman Brothers Holdings, Inc. SWP)	8,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$12,000,000		California Health Facilities Financing Authority, (Series 2004) Weekly VRDNs (Northern California Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC)	$12,000,000
17,000,000		California Health Facilities Financing Authority, (Series 2004J) Weekly VRDNs (Catholic Healthcare West)/(Bank One N.A. (Chicago) LOC)	17,000,000
11,500,000		California Infrastructure & Economic Development Bank, (Series 2002: Academy of Motion Picture Arts and Sciences) Weekly VRDNs (The Vine Street Archive Foundation)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	11,500,000
8,000,000		California Infrastructure & Economic Development Bank, (Series 2003A) Weekly VRDNs (SRI International)/(Wells Fargo Bank, N.A. LOC)	8,000,000
1,500,000		California PCFA, (1996 Series C) Daily VRDNs (Pacific Gas & Electric Co.)/(Bank One N.A. (Chicago) LOC)	1,500,000
15,000,000		California School Cash Reserve Program Authority, (Series 2004 A), 3.00% TRANs (AMBAC INS), 7/6/2005	15,129,266
17,365,000	[2,3]	California State Department of Transportation, PUTTERs (Series 463) Weekly VRDNs (FGIC INS)/(PNC Bank, N.A. LIQ)	17,365,000
3,300,000	[2,3]	California State Department of Water Resources Power Supply Program, (PT-748) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	3,300,000
7,700,000	[2,3]	California State Public Works Board, Variable Rate Certificates (Series 2000B) Weekly VRDNs (Regents of University of California)/ (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	7,700,000
5,000,000	[2,3]	California State, (PA -1164) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/ (Merrill Lynch & Co., Inc. LOC)	5,000,000
7,500,000	[2,3]	California State, (PT-1804) Weekly VRDNs (MBIA Insurance Corp. INS)/ (Merrill Lynch & Co., Inc. LIQ)	7,500,000
5,000,000		California State, (Series 2004 B6) Weekly VRDNs (Citibank N.A., New York, National Australia Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs)	5,000,000
15,250,000	[2,3]	California State, (Series 2004 FR/RI-L19J) Weekly VRDNs (California State Fiscal Recovery Fund)/(Lehman Brothers Holdings, Inc. LIQ)	15,250,000
16,000,000	[2,3]	California State, (Series 2004 FR/RI-L27) Weekly VRDNs (California State Fiscal Recovery Fund)/(Lehman Brothers Holdings, Inc. LIQ)	16,000,000
30,000,000		California State, 3.00% RANs, 6/30/2005	30,247,499
9,730,000	[2,3]	California State, Austin Trust (Series 2002B) Weekly VRDNs (AMBAC INS)/ (Bank of America N.A. LIQ)	9,730,000
17,400,000		California State, Economic Recovery Bonds (Series 2004C-10) Weekly VRDNs (California State Fiscal Recovery Fund)/(BNP Paribas SA LOC)	17,400,000
21,000,000		California State, Economic Recovery Bonds (Series 2004C-12) Weekly VRDNs (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ)	21,000,000
23,000,000		California State, Economic Recovery Bonds (Series 2004C-15) Weekly VRDNs (California State Fiscal Recovery Fund)/(FSA INS)/(Dexia Credit Local LIQ)	23,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$15,500,000		California State, Economic Recovery Bonds (Series 2004C-20) Weekly VRDNs (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ)	$15,500,000
9,075,000	[2,3]	California State, MERLOTS (Series 2002-A17) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	9,075,000
19,995,000	[2,3]	California State, Municipal Trust Certificates (Series 2004-212) Weekly VRDNs (California State Fiscal Recovery Fund)/(FGIC, MBIA Insurance Corp. INS) and Bear Stearns Cos., Inc. LIQs)	19,995,000
27,145,000	[2,3]	California State, PUTTERs (Series 464) Weekly VRDNs (California State Fiscal Recovery Fund)/(PNC Bank, N.A. LIQ)	27,145,000
10,650,000	[2,3]	California State, Roaring Fork (Series 2001-1) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	10,650,000
10,840,000	[2,3]	California State, Trust Receipts (Series 1997 SG 90) Weekly VRDNs (MBIA Insurance Corp. INS)/(Societe Generale, Paris LIQ)	10,840,000
3,945,000		California Statewide Communities Development Authority, (Series 2000) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	3,945,000
2,355,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(BNP Paribas SA LOC)	2,355,000
11,750,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (Robert Louis Stevenson School)/(Allied Irish Banks PLC LOC)	11,750,000
10,000,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (The Center for Early Education)/(Allied Irish Banks PLC LOC)	10,000,000
13,000,000		California Statewide Communities Development Authority, (Series 2001A), 1.25% TOBs (Kaiser Permanente), Mandatory Tender 1/4/2005	13,000,000
10,000,000		California Statewide Communities Development Authority, (Series 2003: Cathedral High School) Weekly VRDNs (Catholic Secondary Education-Diocese of San Diego, Inc.)/(Allied Irish Banks PLC LOC)	10,000,000
11,400,000		California Statewide Communities Development Authority, (Series 2003B) Weekly VRDNs (Kaiser Permanente)	11,400,000
5,500,000		California Statewide Communities Development Authority, (Series 2004K), 1.22% CP (Kaiser Permanente), Mandatory Tender 12/8/2004	5,500,000
21,800,000		California Statewide Communities Development Authority, (Series 2004L) Weekly VRDNs (Kaiser Permanente)	21,800,000
17,000,000		California Statewide Communities Development Authority, (Series B) Weekly VRDNs (Kaiser Permanente)	17,000,000
4,715,000	[2,3]	California Statewide Communities Development Authority, MERLOTS (Series 1999E) Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ)	4,715,000
7,095,000	[2,3]	California Statewide Communities Development Authority, Roaring Forks (Series 2001-H) Weekly VRDNs (Orange Tree Apartments)/(GNMA COL)/ (Bank of New York LIQ)	7,095,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$5,530,000	[2,3]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series A) Weekly VRDNs (California HFA)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ)	$5,530,000
4,370,000		Compton, CA Solid Waste Management Facilities, (Series 2000) Weekly VRDNs (Union Bank of California LOC)	4,370,000
1,300,000		Davis, CA Community Facilities District No. 1999-2, (Series 2000) Weekly VRDNs (Wells Fargo Bank, N.A. LOC)	1,300,000
2,500,000		Eden Township, CA Healthcare District, (Series 2004) Weekly VRDNs (Eden Hospital Health Services Corp.)/(Allied Irish Banks PLC LOC)	2,500,000
21,040,000	[2,3]	Encinitas, CA Community Facilities District, (Series 2000 FR/RI A5), 1.94% TOBs (Encinitas Ranch Public Improvements)/(United States Treasury PRF), Optional Tender 9/1/2005	21,040,000
2,000,000		Fresno, CA, (Series 2000C) Weekly VRDNs (Trinity Healthcare Credit Group)	2,000,000
6,250,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC)	6,250,000
6,548,514	[2,3]	Koch Floating Rate Trust (California Non-AMT)/(Series 1998-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	6,548,514
3,279,027	[2,3]	Koch Floating Rate Trust (California Non-AMT)/(Series 1999-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	3,279,027
6,274,845	[2,3]	Koch Floating Rate Trust (California Non-AMT)/(Series 1999-2) Weekly VRDNs (AMBAC, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	6,274,845
11,300,000	[2,3]	Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	11,300,000
23,355,000	[2,3]	Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts (Series 1998-CMC2) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	23,355,000
6,800,000		Los Angeles, CA Department of Water & Power, (Series 2001 B-1) Weekly VRDNs (Los Angeles, CA Department of Water & Power (Water Works/System))/(Dexia Credit Local LIQ)	6,800,000
9,425,000	[2,3]	Los Angeles, CA Unified School District, AUSTIN (Series 2003A) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	9,425,000
17,485,000	[2,3]	Los Angeles, CA Unified School District, ROCs (Series 35) Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	17,485,000
15,000,000		Los Angeles, CA Wastewater System, 1.70% CP, Mandatory Tender 1/12/2005	15,000,000
19,000,000	[2,3]	Los Angeles, CA, (Series 2004 FR/RI-L53J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	19,000,000
15,225,000	[2,3]	Los Angeles, CA, (Series 2004 FR/RI-L54J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	15,225,000
12,500,000	[2,3]	Metropolitan Water District of Southern California, MERLOTS (Series 1999 O) Weekly VRDNs (Wachovia Bank N.A. LIQ)	12,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$10,000,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank of California LOC)	$10,000,000
16,300,000		Monterey Peninsula, CA Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank of America N.A. LOC)	16,300,000
3,300,000	[2,3]	Oakland, CA, MERLOTS (Series 2000M) Weekly VRDNs (1800 Harrison Foundation)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	3,300,000
4,960,000	[2,3]	Oxnard, CA Financing Authority, Water Revenue (SG 174) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)	4,960,000
12,000,000		Peninsula Corridor Joint Powers Board, CA, (Series 2003-D), 1.37% GANs, 11/19/2004	12,001,278
7,200,000		Peninsula Corridor Joint Powers Board, CA, (Series 2004-A), 1.76% GANs, 5/3/2005	7,214,588
4,850,000		Peninsula Corridor Joint Powers Board, CA, (Series 2004-B), 2.39% GANs, 10/14/2005	4,873,071
6,015,000	[2,3]	Placentia-Yorba Linda, CA Unified School District, (PUTTERs Series 457) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	6,015,000
3,500,000		Port of Oakland, CA, (1993 Series F) Bonds (MBIA Insurance Corp. INS), 11/1/2004	3,500,000
8,655,000	[2,3]	Riverside, CA, Municipal Securities Trust Receipts (Series 1998-CMC5) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	8,655,000
6,770,000	[2,3]	Riverside, CA, PT-477 Weekly VRDNs (Sierra Pines Apartments)/(Federal Home Loan Mortgage Corp. GTD)/(Federal Home Loan Mortgage Corp. LIQ)	6,770,000
2,600,000	[2,3]	Sacramento County, CA Sanitation District, MERLOTS (Series 2000 SSS) Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF)	2,600,000
20,000,000		Sacramento County, CA, 3.00% TRANs, 7/11/2005	20,183,322
16,000,000	[2,3]	Sacramento, CA Municipal Utility District, MERLOTS (Series 2000 A10) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	16,000,000
3,980,000	[2,3]	Sacramento, CA Municipal Utility District, Variable Certificates (Series 2002M) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)	3,980,000
17,350,000	[2,3]	San Bernardino County, CA, PT-478 Weekly VRDNs (Woodview Apartments)/(FHLMC GTD)/(FHLMC LIQ)	17,350,000
10,000,000		San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/ (Bank of New York LOC)	10,000,000
35,415,000	[2,3]	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(Danske Bank A/S LIQ)/(Danske Bank A/S LOC)	35,415,000
6,000,000	[2,3]	San Diego, CA Water Authority, Piper Certificates (Series 2002I) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	6,000,000
4,000,000	[2,3]	San Diego, CA, Trust Receipts (Series 2001 FR/RI - L2) Weekly VRDNs (San Diego Gas & Electric)/(FSA INS)/(Lehman Brothers, Inc. LIQ)	4,000,000
3,000,000		San Francisco, CA Redevelopment Finance Agency, (1985 Issue D; Series A) Weekly VRDNs (Bayside Village Associates)/(Bank One N.A. (Chicago) LOC)	3,000,000
11,600,000		San Francisco, CA Redevelopment Finance Agency, (1985 Issue D; Series B) Weekly VRDNs (Bayside Village Associates)/(Bank One N.A. (Chicago) LOC)	11,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$2,665,000	[2,3]	San Jose, CA Airport, ROCs (Series 2004) Weekly VRDNs (FSA INS)/ (Citigroup Global Markets Holdings, Inc. LIQ)	$2,665,000
6,435,000	[2,3]	San Jose, CA Redevelopment Agency, Merged Area Redevelopment (Series FR/RI-F6J) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	6,435,000
16,590,000		Sanger, CA Public Financing Authority, (Series 2002A) Weekly VRDNs (Sanger, CA Water/Wastewater Systems)/(CALSTRS (California State Teachers' Retirement System) LOC)	16,590,000
7,000,000		Santa Rosa, CA Wastewater, (Series 2004A) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC)	7,000,000
19,670,000	[2,3]	Southern California Public Power Authority, MERLOTS (Series 2002 A-62) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	19,670,000
2,205,000	[2,3]	Tahoe Truckee, CA Unified School District, (MERLOTS Series 2001-A72) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	2,205,000
5,560,000		Temecula, CA Public Financing Authority, (Series 2002-A) Weekly VRDNs (Community Facilities District No. 01-2 (Harveston))/(Bank of America N.A. LOC)	5,560,000
4,800,000		Vallejo, CA, (Water System Revenue Bonds: Series 2001A) Weekly VRDNs (KBC Bank NV LOC)	4,800,000
15,000,000		Whittier, CA, (Series 2004) Weekly VRDNs (Whittier College)/(Radian Asset Assurance INS)/(Bank of New York LIQ)	15,000,000
		TOTAL	1,094,852,410
		Puerto Rico--10.0%
4,377,500	[2,3]	Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	4,377,500
8,890,000	[2,3]	Commonwealth of Puerto Rico, PUTTERs (Series 349) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	8,890,000
18,450,000	[2,3]	Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139), 1.77% TOBs (AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 10/20/2005	18,450,000
10,000,000		Puerto Rico Government Development Bank (GDB), 1.63% CP, Mandatory Tender 12/13/2004	10,000,000
11,485,000		Puerto Rico Government Development Bank (GDB), 1.85% CP, Mandatory Tender 12/1/2004	11,485,000
19,490,000	[2,3]	Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586 Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	19,490,000
10,625,000		Puerto Rico Industrial, Medical & Environmental PCA, (1983 Series A), 1.25% TOBs (Merck & Co., Inc.), Optional Tender 12/1/2004	10,625,000
2,989,500	[2,3]	Puerto Rico Public Finance Corp., (Series 2004-911) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Morgan Stanley LIQ)	2,989,500
6,500,000	[2,3]	Puerto Rico Public Finance Corp., Class A Certificates (Series 2002-195) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	6,500,000
17,905,000	[2,3]	Puerto Rico Public Finance Corp., Floater Certificates (Series 2002-705d) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	17,905,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Puerto Rico--continued
$6,000,000	[2,3]	Puerto Rico Public Finance Corp., PUTTERs (Series 272) Weekly VRDNs (J.P. Morgan Chase Bank LIQ)/(J.P. Morgan Chase Bank LOC)	$6,000,000
5,085,000	[2,3]	Puerto Rico Public Finance Corp., ROCs (Series 286) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	5,085,000
		TOTAL	121,797,000
		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST) [4]	1,216,649,410
		OTHER ASSETS AND LIABILITIES - NET--0.3%	3,567,194
		TOTAL NET ASSETS--100%	$1,220,216,604

At October 31, 2004, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $676,115,386 which represents 55.4% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, these securities amounted to $676,115,386 which represents 55.4% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranty
HFA	--Housing Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$1,216,649,410
Income receivable		4,012,016
Receivable for shares sold		1,297,958
TOTAL ASSETS		1,221,959,384
Liabilities:
Payable for shares redeemed	$453,737
Payable to bank	603,449
Income distribution payable	356,971
Payable for distribution services fee (Note 5)	30,158
Payable for shareholder services fee (Note 5)	201,953
Payable for transfer and dividend disbursing agent fees and expenses	63,091
Accrued expenses	33,421
TOTAL LIABILITIES		1,742,780
Net assets for 1,220,291,783 shares outstanding		$1,220,216,604
Net Assets Consist of:
Paid-in capital		$1,220,291,748
Accumulated net realized loss on investments		(74,831)
Distributions in excess of net investment income		(313)
TOTAL NET ASSETS		$1,220,216,604
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$731,845,963 ÷ 731,879,862 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$253,406,665 ÷ 253,432,695 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$234,963,976 ÷ 234,979,226 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Interest			$13,831,423
Expenses:
Investment adviser fee (Note 5)		$5,935,372
Administrative personnel and services fee (Note 5)		950,264
Custodian fees		56,246
Transfer and dividend disbursing agent fees and expenses (Note 5)		479,931
Directors'/Trustees' fees		7,098
Auditing fees		15,311
Legal fees		9,872
Portfolio accounting fees (Note 5)		146,373
Distribution services fee--Cash II Shares (Note 5)		460,041
Shareholder services fee--Institutional Service Shares (Note 5)		1,748,518
Shareholder services fee--Institutional Shares (Note 5)		644,117
Shareholder services fee--Cash II Shares (Note 5)		575,051
Share registration costs		42,698
Printing and postage		38,482
Insurance premiums		14,527
Miscellaneous		5,354
TOTAL EXPENSES		11,129,255
Waivers (Note 5):
Waiver of investment adviser fee	$(4,588,704)
Waiver of administrative personnel and services fee	(45,713)
Waiver of transfer and dividend disbursing agent fees and expenses	(41,259)
Waiver of distribution services fee--Cash II Shares	(115,010)
Waiver of shareholder services fee--Institutional Shares	(644,117)
TOTAL WAIVERS		(5,434,803)
Net expenses			5,694,452
Net investment income			8,136,971
Net realized loss on investments			(53,696)
Change in net assets resulting from operations			$8,083,275

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,136,971	$7,837,285
Net realized gain (loss) on investments	(53,696)	26,352
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,083,275	7,863,637
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(4,606,830)	(4,402,500)
Institutional Shares	(2,359,748)	(2,091,403)
Cash II Shares	(1,170,647)	(1,343,441)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,137,225)	(7,837,344)
Share Transactions:
Proceeds from sale of shares	4,675,711,708	4,443,377,602
Net asset value of shares issued to shareholders in payment of distributions declared	5,740,323	5,425,680
Cost of shares redeemed	(4,690,248,415)	(4,295,541,266)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,796,384)	153,262,016
Change in net assets	(8,850,334)	153,288,309
Net Assets:
Beginning of period	1,229,066,938	1,075,778,629
End of period (including distributions in excess of net investment income of $(313) and $(59), respectively)	$1,220,216,604	$1,229,066,938

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Institutional Shares, and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. For the year ended October 31, 2004, all of the Fund's distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $1,220,291,748.

The following tables summarize share activity:

Year Ended October 31	2004	2003
Institutional Service Shares:
Shares sold	3,352,291,252	3,126,210,397
Shares issued to shareholders in payment of distributions declared	3,238,245	3,389,560
Shares redeemed	(3,385,217,862)	(2,945,463,209)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(29,688,365)	184,136,748

Year Ended October 31	2004	2003
Institutional Shares:
Shares sold	841,836,801	846,538,514
Shares issued to shareholders in payment of distributions declared	1,334,181	698,468
Shares redeemed	(824,967,828)	(850,857,101)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	18,203,154	(3,620,119)

Year Ended October 31	2004	2003
Cash II Shares:
Shares sold	481,583,655	470,628,691
Shares issued to shareholders in payment of distributions declared	1,167,897	1,337,652
Shares redeemed	(480,062,725)	(499,220,956)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	2,688,827	(27,254,613)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(8,796,384)	153,262,016

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003, was as follows:

	2004	2003
Tax-exempt income	$8,137,226	$7,837,344

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$356,657
Capital loss carryforward	$74,831

At October 31, 2004, the Fund had a capital loss carryforward of $74,831 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$21,135
2012	$53,696

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.20% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares and Cash II Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $283,186, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $24,893, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended October 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to 1,499,391,530 and 1,415,670,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2004, 67.8% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.9% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF CALIFORNIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of California Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Municipal Cash Trust of Money Market Obligations Trust at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each periods indicate therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations : Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N179
Cusip 60934N369
Cusip 60934N351

29366 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Connecticut Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005		0.005	0.009		0.025	0.033
Net realized gain (loss) on investments	(0.000	) [1]	0.000 [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.005		0.005	0.009		0.025	0.033
Less Distributions:
Distributions from net investment income	(0.005)		(0.005)	(0.009)		(0.025)	(0.033)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.48%		0.49%	0.90%		2.55%	3.37%

Ratios to Average Net Assets:
Expenses	0.67%		0.67%	0.67%		0.65%	0.60%
Net investment income	0.48%		0.49%	0.90%		2.53%	3.33%
Expense waiver/reimbursement [3]	0.24%		0.23%	0.22%		0.25%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$261,427		$306,669	$297,748		$276,936	$254,673

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual	$1,000	$1,002.90	$3.37
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.77	$3.40

1 Expenses are equal to the Fund's annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At October 31, 2004, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	74.7%
Municipal Notes	16.5%
Commercial Paper	8.8%
TOTAL	100.0%

At October 31, 2004, the Fund's credit quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	50.4%	Prime-1	90.5%
A-1	42.3%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	7.3%	Not rated by Moody's	9.5%
TOTAL	100.0%	TOTAL	100.0%

At October 31, 2004, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	75.3%
8-30 Days	0.0%
31-90 Days	13.3%
91-180 Days	4.8%
181 Days or more	6.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term credit-quality ratings assigned to the Fund's portfolio holdings by
Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 7.3% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2004

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1]
		Connecticut--86.1%
$1,325,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(J.P. Morgan Chase Bank LOC)	$1,325,000
2,000,000		Connecticut Development Authority Health Care Revenue (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	2,000,000
5,650,000		Connecticut Development Authority Health Care Revenue (Series 1999) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	5,650,000
480,000		Connecticut Development Authority Weekly VRDNs (Banta Associates)/ (HSBC Bank USA LOC)	480,000
1,060,000		Connecticut Development Authority (Series 1997) Weekly VRDNs (Porcelen Ltd., CT LLC)/(U.S. Bank, N.A. LOC)	1,060,000
5,600,000		Connecticut Development Authority (Series 1997A) Weekly VRDNs (Bradley Airport Hotel)/(KBC Bank NV LOC)	5,600,000
3,000,000		Connecticut Development Authority (Series 1997B) Weekly VRDNs (Bradley Airport Hotel)/(J.P. Morgan Chase Bank LOC)	3,000,000
800,000		Connecticut Development Authority (Series 1997C) Weekly VRDNs (Bradley Airport Hotel)/(Fleet National Bank LOC)	800,000
10,000,000		Connecticut Development Authority (Series 1999), 1.75% CP (New England Power Co.), Mandatory Tender 1/12/2005	10,000,000
1,665,000		Connecticut Development Authority (Series 2001) Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A. LOC)	1,665,000
4,970,000	[2,3]	Connecticut State Airport, PA-826R Weekly VRDNs (Bradley International Airport)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,970,000
4,845,000	[2,3]	Connecticut State Clean Water Fund, PA-547R Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,845,000
10,000,000		Connecticut State HEFA (Series 2004-B) Weekly VRDNs (Eastern Connecticut Health Network)/(Comerica Bank LOC)	10,000,000
3,190,000		Connecticut State HEFA (Series A) Weekly VRDNs (Academy of Our Lady of Mercy Lauralton Hall)/(Allied Irish Banks PLC LOC)	3,190,000
7,400,000		Connecticut State HEFA (Series A) Weekly VRDNs (Boys & Girls Club of Greenwich)/(Allied Irish Banks PLC LOC)	7,400,000
8,200,000		Connecticut State HEFA (Series A) Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC LOC)	8,200,000
2,000,000		Connecticut State HEFA (Series A) Weekly VRDNs (Forman School Issue)/(Citizens Bank of Rhode Island LOC)	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Connecticut--continued
$2,710,000		Connecticut State HEFA (Series A) Weekly VRDNs (The Whitby School)/(Bank of New York LOC)	$2,710,000
2,940,000		Connecticut State HEFA (Series A) Weekly VRDNs (Washington Montessori School)/(Wachovia Bank N.A. LOC)	2,940,000
5,400,000		Connecticut State HEFA (Series B) Weekly VRDNs (Hartford Hospital)/(Fleet National Bank LOC)	5,400,000
5,000,000		Connecticut State HEFA (Series C) Weekly VRDNs (Charlotte Hungerfield Hospital)/(Fleet National Bank LOC)	5,000,000
15,490,000		Connecticut State HEFA (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	15,490,000
7,500,000		Connecticut State HEFA (Series F) Daily VRDNs (Quinnipiac University)/ (Radian Asset Assurance INS)/(J.P. Morgan Chase Bank LIQ)	7,500,000
8,000,000		Connecticut State HEFA (Series F) Weekly VRDNs (University of Hartford, CT)/(Citizens Bank of Rhode Island LOC)	8,000,000
3,135,000		Connecticut State HEFA (Series S), 1.80% CP (Yale University), Mandatory Tender 1/18/2005	3,135,000
7,000,000		Connecticut State HFA (Series 2003 F-2), 1.20% TOBs, Mandatory Tender 12/22/2004	7,000,000
12,995,000	[2,3]	Connecticut State HFA, Variable Rate Certificates (Series 1998T), 1.725% TOBs (Bank of America N.A. LIQ), Optional Tender 9/1/2005	12,995,000
9,315,000	[2,3]	Connecticut State Resource Recovery Authority, PUTTERs (Series 187Z) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	9,315,000
2,805,000		Connecticut State (Series 2001A) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	2,805,000
4,815,000	[2,3]	Connecticut State, Austin Trust (Series 2002A) Weekly VRDNs (FSA INS)/ (Bank of America N.A. LIQ)	4,815,000
6,745,000	[2,3]	Connecticut State, PUTTERs (Series 320) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	6,745,000
3,500,000		Connecticut State, Second Lien Special Tax Obligation Refunding Bonds, Transportation Infrastructure Purposes (Series 2003-1) Weekly VRDNs (AMBAC INS)/(WestLB AG (Guaranteed) LIQ)	3,500,000
4,000,000	[2,3]	Connecticut State (Series 2000-515), 1.10% TOBs (Morgan Stanley LIQ), Optional Tender 3/24/2005	4,000,000
3,500,000		Granby, CT, 1.85% BANs, 2/17/2005	3,503,759
7,300,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ)	7,300,000
6,120,000		New Britain, CT (Series 1999) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	6,120,000
6,915,000		New Britain, CT (Series 2000B) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	6,915,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Connecticut--continued
$1,200,000		New Haven, CT (Series 2002A), 1.80% CP (Landesbank Hessen-Thueringen, Frankfurt LOC), Mandatory Tender 1/13/2005	$1,200,000
3,000,000		New Haven, CT (Series 2002A), 1.82% CP (Landesbank Hessen-Thueringen, Frankfurt LOC), Mandatory Tender 1/14/2005	3,000,000
4,400,000		North Canaan, CT Housing Authority (Series 2001) Weekly VRDNs (Geer Woods, Inc.)/(Wachovia Bank N.A. LOC)	4,400,000
5,000,000		Plainfield, CT, 2.00% BANs, 4/14/2005	5,018,878
4,500,000		Regional School District No. 8, CT, 1.90% BANs, 1/20/2005	4,505,815
3,475,000		Shelton, CT Housing Authority (Series 1998) Weekly VRDNs (Crosby Commons)/(Wachovia Bank N.A. LOC)	3,475,000
1,750,000		Stamford, CT, 2.50% Bonds, 11/1/2004	1,750,000
3,000,000		Trumbull, CT, 3.00% BANs, 9/13/2005	3,035,785
1,165,000		Watertown, CT, 2.50% BANs, 8/11/2005	1,172,998
		TOTAL	224,932,235
		Puerto Rico--13.7%
3,393,500	[2,3]	Commonwealth of Puerto Rico (Series 2002-746D) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	3,393,500
2,895,000	[2,3]	Commonwealth of Puerto Rico, PUTTERs (Series 349) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	2,895,000
5,805,000		Puerto Rico Government Development Bank (GDB), 1.63% CP, Mandatory Tender 12/13/2004	5,805,000
1,745,000	[2,3]	Puerto Rico HFA (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/ (Lehman Brothers Holdings, Inc. LIQ)	1,745,000
3,960,000	[2,3]	Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2000-FFF) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	3,960,000
5,100,000	[2,3]	Puerto Rico Public Finance Corp. (Series 2004 FR/RI-L37J) Weekly VRDNs (AMBAC INS)/(Lehman Brothers Holdings, Inc. LIQ)	5,100,000
3,985,500	[2,3]	Puerto Rico Public Finance Corp. (Series 2004-911) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Morgan Stanley LIQ)	3,985,500
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Puerto Rico--continued
$3,000,000	[2,3]	Puerto Rico Public Finance Corp., Class A Certificates (Series 2002-195) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	$3,000,000
6,000,000	[2,3]	Puerto Rico Public Finance Corp., PUTTERs (Series 272Z) Weekly VRDNs (J.P. Morgan Chase Bank LIQ)/(J.P. Morgan Chase Bank LOC)	6,000,000
		TOTAL	35,884,000
		TOTAL INVESTMENTS--99.8% AT AMORTIZED COST) [4]	260,816,235
		OTHER ASSETS AND LIABILITIES - NET--0.2%	611,076
		TOTAL NET ASSETS--100%	$261,427,311

Securities that are subject to the federal alternative minimum tax (AMT) represent 11.5% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
98.5%	1.5%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $77,764,000 which represents 29.7% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At October 31, 2004, these securities amounted to $77,764,000 which represents 29.7% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$260,816,235
Income receivable		800,757
Receivable for shares sold		20,582
TOTAL ASSETS		261,637,574
Liabilities:
Income distribution payable	$90,309
Payable to bank	57,691
Payable for transfer and dividend disbursing agent fees and expenses	20,284
Payable for portfolio accounting fees	4,774
Payable for shareholder services fee (Note 5)	31,139
Accrued expenses	6,066
TOTAL LIABILITIES		210,263
Net assets for 261,455,654 shares outstanding		$261,427,311
Net Assets Consist of:
Paid-in capital		$261,455,565
Accumulated net realized loss on investments		(28,067)
Distributions in excess of net investment income		(187)
TOTAL NET ASSETS		$261,427,311
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$261,427,311 ÷ 261,455,654 shares outstanding,no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Interest			$3,178,966
Expenses:
Investment adviser fee (Note 5)		$1,381,998
Administrative personnel and services fee (Note 5)		221,245
Custodian fees		12,735
Transfer and dividend disbursing agent fees and expenses (Note 5)		71,138
Directors'/Trustees' fees		2,628
Auditing fees		13,604
Legal fees		13,766
Portfolio accounting fees (Note 5)		65,396
Shareholder services fee (Note 5)		690,999
Share registration costs		19,813
Printing and postage		14,043
Insurance premiums		8,867
Miscellaneous		1,064
TOTAL EXPENSES		2,517,296
Waivers (Note 5):
Waiver of investment adviser fee	$(328,151)
Waiver of administrative personnel and services fee	(10,628)
Waiver of transfer and dividend disbursing agent fees and expenses	(9,056)
Waiver of shareholder services fee	(304,040)
TOTAL WAIVERS		(651,875)
Net expenses			1,865,421
Net investment income			1,313,545
Net realized loss on investments			(21,024)
Change in net assets resulting from operations			$1,292,521

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,313,545	$1,556,866
Net realized gain (loss) on investments	(21,024)	8,810
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,292,521	1,565,676
Distributions to Shareholders:
Distributions from net investment income	(1,313,708)	(1,556,890)
Share Transactions:
Proceeds from sale of shares	816,051,253	820,417,679
Net asset value of shares issued to shareholders in payment of distributions declared	773,205	796,288
Cost of shares redeemed	(862,045,296)	(812,301,219)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(45,220,838)	8,912,748
Change in net assets	(45,242,025)	8,921,534
Net Assets:
Beginning of period	306,669,336	297,747,802
End of period (including distributions in excess of net investment income of $(187) and $(24), respectively)	$261,427,311	$306,669,336

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Connecticut Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. For the year ended October 31, 2004, all of the Fund's distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $261,455,565.

The following table summarizes share activity:

Year Ended October 31	2004	2003
Shares sold	816,051,253	820,417,679
Shares issued to shareholders in payment of distributions declared	773,206	796,288
Shares redeemed	(862,045,296)	(812,301,219)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(45,220,837)	8,912,748

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003, was as follows:

	2004	2003
Tax-exempt income	$1,313,708	$1,556,890

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$90,120
Capital loss carryforward	$28,067

At October 31, 2004, the Fund had a capital loss carryforward of $28,067 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 7,043
2012	$21,024

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $43,633, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $11,394, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended October 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $423,595,000 and $388,568,693, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2004, 70.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.4% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-
sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF CONNECTICUT MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Connecticut Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Connecticut Municipal Cash Trust of Money Market Obligations Trust at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with United States generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated
Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated
Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated
Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on
"Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Connecticut Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N559

29367 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Tax-Free Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,					Period Ended		Year Ended
	2004	2003	2002		2001	10/31/2000	[1]	11/30/1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.008	0.008	0.012		0.029	0.034		0.029
Net realized gain (loss) on investments	0.000 [2]	0.000 [2]	(0.000	) [2]	0.000 [2]	0.000	[2]	0.000 [2]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.008	0.012		0.029	0.034		0.029
Less Distributions:
Distributions from net investment income	(0.008)	(0.008)	(0.012)		(0.029)	(0.034)		(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total Return [3]	0.76%	0.80%	1.24%		2.98%	3.46%		2.95%

Ratios to Average Net Assets:
Expenses	0.45%	0.45%	0.45%		0.45%	0.45	% [4]	0.45%
Net investment income	0.74%	0.81%	1.22%		2.93%	3.70	% [4]	2.90%
Supplemental Data:
Net assets, end of period (000 omitted)	$198,633	$334,439	$584,103		$581,401	$559,520		$527,701

1 The Fund changed its fiscal year-end from November 30 to October 31.

2 Represents less than $0.001.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and\or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual	$1,000	$1,004.30	$2.27
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.87	$2.29

1 Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At October 31, 2004, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	84.1%
Municipal Notes	15.9%
TOTAL	100.0%

At October 31, 2004, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	58.8%	Prime-1	99.0%
A-1	40.2%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	1.0%	Not rated by Moody's	1.0%
TOTAL	100.0%	TOTAL	100.0%

At October 31, 2004, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	86.1%
8-30 Days	5.0%
31-90 Days	2.9%
91-180 Days	1.4%
181 Days or more	4.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 1.0% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2004

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6% [1]
		Alabama--5.6%
$3,750,000		Alabama HFA Single Family (2000 Series A: Turtle Lake), Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)	$3,750,000
1,000,000	[2,3]	Alabama State Public School & College Authority, (PA-918R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	1,000,000
1,000,000	[2,3]	Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)	1,000,000
1,500,000		Anniston, AL, IDB (Series 1989A), Weekly VRDNs (Union Foundry Co.)/(Amsouth Bank N.A., Birmingham LOC)	1,500,000
3,783,000		Gardendale, AL, (Series 2002B), Weekly VRDNs (Forest Ridge Apartments)/(FHLMC LOC)	3,783,000
		TOTAL	11,033,000
		Colorado--0.6%
1,195,000		Loveland, CO, IDR (Series 1993S), 1.45% TOBs (Safeway Inc.)/(Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 12/1/2004	1,195,000
		Connecticut--1.0%
2,000,000	[2,3]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), 1.675% TOBs (Bank of America N.A. LIQ), Optional Tender 9/1/2005	2,000,000
		Florida--5.9%
4,500,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1998-9), 1.08% TOBs (Florida State Board of Education Capital Outlay)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 1/12/2005	4,500,000
7,300,000		St. Lucie County, FL PCR (Series 2000), Daily VRDNs (Florida Power & Light Co.)	7,300,000
		TOTAL	11,800,000
		Illinois--5.6%
4,610,000		Channahon, IL, (Series 2003A), Weekly VRDNs (Morris Hospital)/(U.S. Bank, N.A., Cincinnati LOC)	4,610,000
5,000,000		Channahon, IL, (Series 2003C), Weekly VRDNs (Morris Hospital)/(U.S. Bank, N.A., Cincinnati LOC)	5,000,000
1,500,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC)	1,500,000
		TOTAL	11,110,000
		Indiana--2.5%
5,000,000		Frankfort, IN EDA (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/(Key Bank, N.A. LOC)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Kentucky--3.8%
$7,500,000		Boone County, KY Weekly VRDNs (Bemis Co., Inc.)	$7,500,000
		Maryland--2.0%
4,000,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT)/(Series 2003-19), 1.09% TOBs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/3/2004	4,000,000
		Michigan--0.0%
80,000	[2,3]	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	80,000
		Minnesota--4.4%
6,000,000	[2,3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	6,000,000
2,655,000		New Hope, MN (Series 2003A), Weekly VRDNs (Broadway Lanel)/(FNMA LOC)	2,655,000
		TOTAL	8,655,000
		Missouri--1.4%
2,715,000		Howell County, MO IDA (Series 1992), 1.52% TOBs (Safeway Inc.)/(Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 2/1/2005	2,715,000
		Multi State--8.0%
1,697,833	[2,3]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust, Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	1,697,833
6,762,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate)/(Series 1998-2), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	6,762,000
1,161,395	[2,3]	Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2000-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,161,395
1,272,231	[2,3]	Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,272,231
4,975,000	[2,3]	TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale and Landesbank Baden-Wuerttemberg LIQs)	4,975,000
		TOTAL	15,868,459
		Ohio--11.0%
3,915,000		Cuyahoga County, OH Health Care Facilities, (Series 1999), Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati LOC)	3,915,000
2,000,000		Cuyahoga County, OH Hospital Authority, (Series 1998-II), Weekly VRDNs (W.O. Walker Center, Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ)	2,000,000
13,000,000		Lake County, OH, Weekly VRDNs (Lake County, OH Hospital System, Inc.)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	13,000,000
3,000,000		Port of Greater Cincinnati, OH Development Authority, (Series 2003A), Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Bank One N.A. (Columbus), Fifth Third Bank, Cincinnati, Lasalle Bank, N.A. and U.S. Bank, N.A. LOCs)	3,000,000
		TOTAL	21,915,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Oklahoma--8.5%
$2,440,000		Muskogee, OK Industrial Trust, (Series 1985), Weekly VRDNs (Muskogee Mall LP)/(Bank of America N.A. LOC)	$2,440,000
2,810,000		Muskogee, OK Industrial Trust, (Series 1985), Weekly VRDNs (Warmack Muskogee Ltd. Partnership)/(Bank of America N.A. LOC)	2,810,000
11,640,000	[2,3]	Tulsa, OK International Airport, Variable Rate Certificates (Series 1997B-2), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	11,640,000
		TOTAL	16,890,000
		Pennsylvania--7.0%
11,000,000		Doylestown Hospital Authority, PA (Series 1998 B), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	11,000,000
3,000,000		Doylestown Hospital Authority, PA (Series 1998C), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	3,000,000
		TOTAL	14,000,000
		South Carolina--5.0%
9,905,000	[2,3]	Grand Strand Water & Sewage Authority, SC, MERLOTS (Series 2001-A118), 1.25% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	9,905,000
		Tennessee--1.0%
2,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2004A), 3.00% Bonds (Baptist Memorial Healthcare), 9/1/2005	2,020,513
		Texas--21.4%
3,528,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 1998-24), Weekly VRDNs (Barbers Hill, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)	3,528,000
10,215,000		Harris County, TX HFDC (Series 2000), Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC)	10,215,000
9,470,000	[2,3]	Harris County, TX, ROCS (Series 4056), Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	9,470,000
3,875,000	[2,3]	Houston, TX, ROCS (Series 242), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,875,000
2,925,000		Kendall County, TX Health Facilities Development Corp., (Series 2002-B), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(Bank One N.A. (Chicago) LOC)	2,925,000
3,500,000	[2,3]	Lower Colorado River Authority, TX (Series 2000 ZZZ), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	3,500,000
3,985,000	[2,3]	Lower Colorado River Authority, TX, MERLOTS (2000 RRR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	3,985,000
5,000,000		Texas State, (Series 2004), 3.00% TRANs, 8/31/2005	5,057,155
		TOTAL	42,555,155
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Washington--1.1%
$2,130,000	[2,3]	Washington State, MERLOTS (Series 2001-A101), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	$2,130,000
		West Virginia--2.8%
5,565,000		Cabell County Commission, WV (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC)	5,565,000
		Wisconsin--1.0%
2,000,000	[2,3]	University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	2,000,000
		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST) [4]	197,937,127
		OTHER ASSETS AND LIABILITIES - NET--0.4%	696,129
		TOTAL NET ASSETS--100%	$198,633,256

At October 31, 2004, the Fund holds no securities that are subject to the federal alternative minimum tax ("AMT").

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.00%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $84,481,459 which represents 42.5% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, these securities amounted to $84,481,459 which represents 42.5% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDR	--Industrial Development Revenue
INS	--Insured
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Option Certificates
TOPs	--Tender Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$197,937,127
Cash		348,422
Income receivable		500,739
Receivable for shares sold		1,502
TOTAL ASSETS		198,787,790
Liabilities:
Income distribution payable	$134,323
Payable for transfer and dividend disbursing agent fees and expenses	9,217
Payable for portfolio accounting fees	6,256
Accrued expenses	4,738
TOTAL LIABILITIES		154,534
Net assets for 198,647,166 shares outstanding		$198,633,256
Net Assets Consist of:
Paid-in capital		$198,639,305
Accumulated net realized loss on investments		(4,689)
Distributions in excess of net investment income		(1,360)
TOTAL NET ASSETS		$198,633,256
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($198,633,256 ÷ 198,647,166 shares outstanding), no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Interest			$3,178,793
Expenses:
Investment adviser fee (Note 5)		$1,061,871
Administrative personnel and services fee (Note 5)		212,438
Custodian fees		11,145
Transfer and dividend disbursing agent fees and expenses (Note 5)		35,627
Directors'/Trustees' fees		3,984
Auditing fees		14,205
Legal fees		14,837
Portfolio accounting fees (Note 5)		62,816
Shareholder services fee (Note 5)		663,670
Share registration costs		18,445
Printing and postage		14,286
Insurance premiums		9,876
Miscellaneous		7,777
TOTAL EXPENSES		2,130,977
Waivers (Note 5):
Waiver of investment adviser fee	$(334,271)
Waiver of administrative personnel and services fee	(10,151)
Waiver of transfer and dividend disbursing agent fees and expenses	(16,449)
Waiver of shareholder services fee	(557,054)
TOTAL WAIVERS		(917,925)
Net expenses			1,213,052
Net investment income			1,965,741
Net realized gain on investments			31
Change in net assets resulting from operations			$1,965,772

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,965,741	$4,228,124
Net realized gain on investments	31	16,500
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,965,772	4,244,624
Distributions to Shareholders:
Distributions from net investment income	(1,967,140)	(4,228,085)
Share Transactions:
Proceeds from sale of shares	527,192,510	893,975,395
Net asset value of shares issued to shareholders in payment of distributions declared	490,050	460,352
Cost of shares redeemed	(663,487,253)	(1,144,115,983)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(135,804,693)	(249,680,236)
Change in net assets	(135,806,061)	(249,663,697)
Net Assets:
Beginning of period	334,439,317	584,103,014
End of period (including undistributed (distributions in excess of) net investment income of $(1,360) and $39, respectively)	$198,633,256	$334,439,317

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Federated Tax-Free Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. For the year ended October 31, 2004, all of the Fund's distributions were from tax exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $198,639,305.

The following table summarizes share activity:

Year Ended October 31	2004	2003
Shares sold	527,192,510	893,975,395
Shares issued to shareholders in payment of distributions declared	490,050	460,352
Shares redeemed	(663,487,253)	(1,144,115,983)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(135,804,693)	(249,680,236)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003, was as follows:

	2004	2003
Tax-exempt income	$1,967,140	$4,228,085

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$132,963
Capital loss carryforward	$4,689

At October 31, 2004, the Fund had a capital loss carryforward of $4,689 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses exceed 0.45% of the average daily net assets of the Fund.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $13,336, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $11,907, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended October 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $353,198,693 and $370,665,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF FEDERATED TAX-FREE TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Federated Tax-Free Trust (one of the portfolios constituting the Money Market Obligations Trust) (the "Fund") as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended October 31, 2003 and 2004, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Tax-Free Trust as of October 31, 2004 and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 17, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Tax-Free Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N666

29452 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

Institutional Shares
Cash II Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006		0.007	0.012		0.028	0.036
Net realized gain (loss) on investments	(0.000	) [1]	0.000 [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.006		0.007	0.012		0.028	0.036
Less Distributions:
Distributions from net investment income	(0.006)		(0.007)	(0.012)		(0.028)	(0.036)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.63%		0.66%	1.16%		2.87%	3.70%

Ratios to Average Net Assets:
Expenses	0.62%		0.63%	0.64%		0.65%	0.59%
Net investment income	0.62%		0.64%	1.12%		2.83%	3.63%
Expense waiver/reimbursement [3]	0.19%		0.17%	0.15%		0.15%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$230,885		$247,742	$220,597		$205,177	$189,580

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004		0.004	0.009		0.026	0.034
Net realized gain (loss) on investments	(0.000	) [1]	0.000 [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.004		0.004	0.009		0.026	0.034
Less Distributions:
Distributions from net investment income	(0.004)		(0.004)	(0.009)		(0.026)	(0.034)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.37%		0.39%	0.90%		2.62%	3.43%

Ratios to Average Net Assets:
Expenses	0.89%		0.89%	0.90%		0.90%	0.85%
Net investment income	0.32%		0.36%	0.74%		2.73%	3.20%
Expense waiver/reimbursement [3]	0.16%		0.16%	0.14%		0.15%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$129,139		$85,650	$77,280		$104,872	$112,603

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder service fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,003.80	$2.97
Cash II Shares	$1,000	$1,002.50	$4.28
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.17	$3.00
Cash II Shares	$1,000	$1,020.86	$4.32

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.59%
Cash II Shares	0.85%

Portfolio of Investments Summary Tables

At October 31, 2004, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	78.7%
Municipal Notes	20.5%
Commercial Paper	0.8%
TOTAL	100.0%

At October 31, 2004, the Fund's credit quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	45.0%	Prime-1	92.7%
A-1	47.6%
A-2	1.5%	Prime-2	1.4%
Not rated by S&P	5.9%	Not rated by Moody's	5.9%
TOTAL	100.0%	TOTAL	100.0%

At October 31, 2004, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	78.7%
8-30 Days	0.0%
31-90 Days	6.8%
91-180 Days	3.7%
181 Days or more	10.8%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 4.5% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2004

Principal Amount			Value
		SHORT-TERM MUNICIPALS--101.1% [1]
		California--2.5%
$9,000,000		California State, 3.00% RANs, 6/30/2005	$9,074,250
		Florida--85.5%
12,825,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1998-9), 1.08% TOBs (Florida State Board of Education Capital Outlay)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 1/12/2005	12,825,000
4,000,000		Alachua County, FL, IDRBs (Series 1997) Weekly VRDNs (Florida Rock Industries, Inc.)/(Bank of America N.A. LOC)	4,000,000
2,215,000		Brevard County, FL Weekly VRDNs (Greywater Investments)/(Huntington National Bank, Columbus, OH LOC)	2,215,000
1,870,000	[2,3]	Broward County, FL HFA, MERLOTS (Series 2001 A27) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	1,870,000
2,010,000		Broward County, FL, IDRB (Series 1993) Weekly VRDNs (American Whirlpool Products Corp. Project)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,010,000
900,000		Broward County, FL, IDRBs (Series 1997) Weekly VRDNs (Fast Real Estate Partners Ltd.)/(SunTrust Bank LOC)	900,000
5,700,000	[2,3]	Broward County, FL, MERLOTS (Series 2004-B9) Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,700,000
32,702,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 1999-5) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	32,702,000
1,817,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2000-3) Weekly VRDNs (Duval County, FL HFA)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ)	1,817,000
9,595,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2004-1) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	9,595,000
1,500,000		Coconut Creek, FL, (Series 2002) Weekly VRDNs (Elite Aluminum Corp.)/(Bank of America N.A. LOC)	1,500,000
1,410,000		Dade County, FL IDA, IDRBs (Series 1996A) Weekly VRDNs (U.S. Holdings, Inc.)/(Wachovia Bank N.A. LOC)	1,410,000
6,515,000	[2,3]	Escambia County, FL HFA, (Series 2004 FR/RI-L12) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ)	6,515,000
3,355,000	[2,3]	Escambia County, FL HFA, Variable Rate Certificates (Series 2002-B), 1.23% TOBs (GNMA COL)/(Bank of America N.A. LIQ), Mandatory Tender 3/31/2005	3,355,000
1,835,000	[2,3]	Escambia County, FL HFA, Variable Rate Certificate (Series 2001-C) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	1,835,000
450,000		Eustis Health Facilities Authority, FL, (Series 1992) Weekly VRDNs (Florida Hospital/Waterman, Inc.)/(SunTrust Bank LOC)	450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Florida--continued
$15,000,000		Florida HFA, (1985 Series SS) Weekly VRDNs (Woodlands Apartments)/ (Northern Trust Co., Chicago, IL LOC)	$15,000,000
2,240,000	[2,3]	Florida HFA, Trust Receipts, (Series 1998) FR/RI-12 Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	2,240,000
8,900,000		Florida Higher Educational Facilities Financing Authority, (Series 2002) Weekly VRDNs (Saint Leo University, FL)/(Amsouth Bank N.A., Birmingham LOC)	8,900,000
6,845,000	[2,3]	Florida Housing Finance Corp., MERLOTS (Series 1998B) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,845,000
10,855,000	[2,3]	Florida Housing Finance Corp., PT-481 Weekly VRDNs (Oaks at Mill Creek Apartments)/(Federal Home Loan Mortgage Corp. GTD)/(Federal Home Loan Mortgage Corp. LIQ)	10,855,000
9,730,000	[2,3]	Florida State Board of Education Capital Outlay, ROCs (Series 1014) Weekly VRDNs (Florida State)/(Citigroup Global Markets Holdings, Inc. LIQ)	9,730,000
10,580,000	[2,3]	Florida State Department of Environmental Protection, (Series 2001-637) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	10,580,000
3,992,500	[2,3]	Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	3,992,500
5,000,000	[2,3]	Florida State Turnpike Authority, PUTTERs (Ser 218z), 1.30% TOBs (FGIC INS)/(J.P. Morgan Chase Bank LIQ), Optional Tender 4/29/2005	5,000,000
4,995,000	[2,3]	Fort Myers, FL Utilities Revenue, (Series 1998-168) Weekly VRDNs (FGIC INS)/ (Morgan Stanley LIQ)	4,995,000
2,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/ (Textron, Inc. GTD)	2,500,000
4,100,000		Greater Orlando, FL Aviation Authority, Adjustable Rate (Series 1997), 1.50% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2004	4,100,000
3,000,000		Highlands County, FL Health Facilities Authority, Adventist Health System/Sunbelt A/R Program (Series 2004 AR-2) Weekly VRDNs (FGIC INS)/(Bank of Nova Scotia, Toronto LIQ)	3,000,000
3,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 9/1/2005	3,036,850
5,500,000		Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/ (SunTrust Bank LOC)	5,500,000
1,040,000		Hillsborough County, FL IDA, IDRBs (Series 1996) Weekly VRDNs (VIGO Importing Co. Project)/(Bank of America N.A. LOC)	1,040,000
455,000		Hillsborough County, FL IDA, Variable Rate Demand IDRBs (Series 1996) Weekly VRDNs (Trident Yacht Building Partnership Project)/(Wachovia Bank N.A. LOC)	455,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Florida--continued
$2,745,000		Hillsborough County, FL IDA, Variable Rate IDRBs (Series 1998) Weekly VRDNs (SIFCO Industries, Inc.)/(National City Bank, Ohio LOC)	$2,745,000
2,400,000		Indian River County, FL, IDRBs (Series 1997) Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank N.A. LOC)	2,400,000
2,700,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/ (Heinz (H.J.) Co. GTD)	2,700,000
4,000,000		Liberty County, FL, (Series 2000) Weekly VRDNs (Sunshine State Cypress, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	4,000,000
1,300,000		Lynn Haven, FL, (Series 1998A) Weekly VRDNs (Merrick Industries, Inc.)/(Regions Bank, Alabama LOC)	1,300,000
3,360,000		Manatee County, FL, (Series 1996A) Weekly VRDNs (Superior Electronics Group, Inc.)/(Wachovia Bank N.A. LOC)	3,360,000
4,475,000		Manatee County, FL, (Series 1998 A) Weekly VRDNs (CFI Manufacturing, Inc. Project)/(Standard Federal Bank, N.A. LOC)	4,475,000
2,080,000		Manatee County, FL, (Series 1998) Weekly VRDNs (Mader Electric, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,080,000
2,400,000		Martin County, FL IDA, Tender Industrial Revenue Bonds (Series 1986) Weekly VRDNs (Tampa Farm Service, Inc. Project)/(SunTrust Bank LOC)	2,400,000
25,000,000	[2,3]	Miami-Dade County, FL Aviation, (Series 2004 FR/RI-L72J) Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)	25,000,000
4,200,000	[2,3]	Miami-Dade County, FL Educational Facilities Authority, PT-2097 Weekly VRDNs (University of Miami)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	4,200,000
2,000,000		Miami-Dade County, FL IDA, (Series 2003) Weekly VRDNs (Von Drehle Holdings)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,000,000
3,200,000		Miami-Dade County, FL IDA, (Series 2004) Weekly VRDNs (Tarmac America)/(Bank of America N.A. LOC)	3,200,000
475,000		Okeechobee County, FL, (Series 1992) Weekly VRDNs (Chambers Waste Systems)/(J.P. Morgan Chase Bank LOC)	475,000
2,770,000	[2,3]	Orange County, FL HFA, Variable Rate Certificates (Series 1997G) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	2,770,000
9,685,000	[2,3]	Orange County, FL, (PT-1557) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,685,000
8,260,000	[2,3]	Orlando, FL Housing Authority, Roaring Forks (Series 2003-7) Weekly VRDNs (West Oaks Apartments)/(Federal National Mortgage Association GTD)/(Bank of New York LIQ)	8,260,000
5,945,000	[2,3]	Orlando, FL Utilities Commission, ROCS (Series 1040), 1.70% TOBs (Citigroup Global Markets Holdings, Inc. LIQ), Optional Tender 8/4/2005	5,945,000
2,075,000		Pasco County, FL Educational Facilities Authority, (Series 1999) Weekly VRDNs (Saint Leo University, FL)/(Amsouth Bank N.A., Birmingham LOC)	2,075,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Florida--continued
$1,500,000		Pinellas County Industry Council, FL, (Series 1997) Weekly VRDNs (Boyd Industries, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	$1,500,000
1,258,000		Pinellas County Industry Council, FL, IDRB (Series 1995) Weekly VRDNs (ATR International Inc., Project)/(Wachovia Bank N.A. LOC)	1,258,000
2,710,000		Polk County, FL IDA, (Series 1999) Weekly VRDNs (Norman Family Partnership)/(Huntington National Bank, Columbus, OH LOC)	2,710,000
3,150,000		St. Petersburg, FL HFA Weekly VRDNs (Florida Blood Services, Inc.)/ (SouthTrust Bank of Alabama, Birmingham LOC)	3,150,000
150,000		Sumter County, FL IDA Weekly VRDNs (Great Southern Wood, Inc.)/ (SouthTrust Bank of Alabama, Birmingham LOC)	150,000
3,300,000		Tamarac, FL, IDRB (Series 1995) Weekly VRDNs (Arch Aluminum & Glass Co., Inc. Project)/(Comerica Bank LOC)	3,300,000
2,985,000	[2,3]	Tampa Bay, FL Water Utility System, MERLOTS (Series 2001-A130) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	2,985,000
5,195,000	[2,3]	Tampa Bay, FL Water Utility System, Variable Rate Certificates (Series 2001-N) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	5,195,000
55,000		Volusia County, FL Health Facilities Authority, (Series 1994A) Weekly VRDNs (Southwest Volusia Healthcare Corp.)/(SunTrust Bank LOC)	55,000
1,050,000		Volusia County, FL IDA Weekly VRDNs (Crane Cams)/(PNC Bank, N.A. LOC)	1,050,000
9,045,000	[2,3]	Volusia County, FL Tourist Development Tax Weekly VRDNs (FSA INS)/ (Morgan Stanley LIQ)	9,045,000
2,000,000		Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank of America N.A. LOC)	2,000,000
		TOTAL	307,936,350
		Indiana--0.6%
900,000		Poseyville, In, (Series 1998 B) Weekly VRDNs (North America Green, Inc.)/ (Harris Trust & Savings Bank, Chicago LOC)	900,000
1,500,000		Poseyville, In, (Series 1998-A) Weekly VRDNs (North America Green, Inc.)/ (Harris Trust & Savings Bank, Chicago LOC)	1,500,000
		TOTAL	2,400,000
		Kansas--0.4%
1,725,000	[2,3]	Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	1,725,000
		Maryland--0.6%
2,000,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance, LLC)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--1.4%
$5,000,000		Lawrence, MA, 2.00% BANs, 12/23/2004	$5,002,292
		Multi State--0.3%
1,000,000	[2,3]	Charter Mac Floater Certificates Trust I, (Nat-2 Series) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, KBC Bank N.V., Landesbank Baden-Wuerttemberg, Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)	1,000,000
		New Mexico--1.4%
5,000,000		New Mexico Mortgage Finance Authority, (Series 2004), 1.84% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2005	5,000,000
		Ohio--0.8%
2,700,000		Dayton, OH, Airport Improvement LT GO, 3.00% BANs, 7/7/2005	2,717,978
		Pennsylvania--2.3%
6,000,000		Erie, PA City School District, 2.75% TRANs, 6/30/2005	6,037,742
2,100,000		Pennsylvania EDFA, Economic Development Revenue Bonds (1996 Series D6) Weekly VRDNs (Toyo Tanso Specialty Materials, Inc.)/(PNC Bank, N.A. LOC)	2,100,000
		TOTAL	8,137,742
		Tennessee--0.7%
2,595,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2004A), 3.00% Bonds (Baptist Memorial Healthcare), 9/1/2005	2,621,616
		Texas--2.4%
3,490,000	[2,3]	Harris County, TX, (ROCs Series 4056) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	3,490,000
5,000,000		Texas State, (Series 2004), 3.00% TRANs, 8/31/2005	5,057,155
		TOTAL	8,547,155
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		West Virginia--0.8%
$3,000,000		Grant County, WV County Commission, PCRB (Series 1994), 1.87% CP (Virginia Electric & Power Co.), Mandatory Tender 1/18/2005	$3,000,000
		Wisconsin--1.4%
4,950,000		Baraboo, WI School District, 2.75% TRANs, 9/20/2005	4,984,057
		TOTAL INVESTMENTS--101.1% (AT AMORTIZED COST) [4]	364,146,440
		OTHER ASSETS AND LIABILITIES - NET--(1.1%)	(4,121,943)
		TOTAL NET ASSETS--100%	$360,024,497

Securities that are subject to the federal alternative minimum tax (AMT) represent 46.6% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
98.5%	1.5%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $209,751,500 which represents 58.3% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At October 31, 2004, these securities amounted to $209,751,500 which represents 58.3% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	-- Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
LT	--Limited Term
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCRB	--Pollution Control Revenue Bond
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$364,146,440
Cash		158,268
Income receivable		994,435
Receivable for shares sold		74
TOTAL ASSETS		365,299,217
Liabilities:
Payable for investments purchased	$4,984,056
Income distribution payable	151,705
Payable for distribution services fee (Note 5)	17,466
Payable for shareholder services fee (Note 5)	62,708
Accrued expenses	58,785
TOTAL LIABILITIES		5,274,720
Net assets for 360,026,126 shares outstanding		$360,024,497
Net Assets Consist of:
Paid-in capital		$360,026,126
Accumulated net realized loss on investments		(1,068)
Distributions in excess of net investment income		(561)
TOTAL NET ASSETS		$360,024,497
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$230,885,355 ÷ 230,880,057 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$129,139,142 ÷ 129,146,069 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Interest			$5,037,243
Expenses:
Investment adviser fee (Note 5)		$1,640,154
Administrative personnel and services fee (Note 5)		328,136
Custodian fees		18,630
Transfer and dividend disbursing agent fees and expenses (Note 5)		120,401
Directors'/Trustees' fees		3,239
Auditing fees		14,716
Legal fees		13,985
Portfolio accounting fees (Note 5)		91,674
Distribution services fee--Cash II Shares (Note 5)		342,442
Shareholder services fee--Institutional Shares (Note 5)		682,655
Shareholder services fee--Cash II Shares (Note 5)		342,442
Share registration costs		36,548
Printing and postage		13,999
Insurance premiums		9,253
Miscellaneous		2,663
TOTAL EXPENSES		3,660,937
Waivers (Note 5):
Waiver of investment adviser fee	$(474,360)
Waiver of administrative personnel and services fee	(15,687)
Waiver of transfer and dividend disbursing agent fees and expenses	(24,456)
Waiver of distribution services fee--Cash II Shares	(68,488)
Waiver of shareholder services fee--Institutional Shares	(163,837)
Waiver of shareholder services fee--Cash II Shares	(1,379)
TOTAL WAIVERS		(748,207)
Net expenses			2,912,730
Net investment income			2,124,513
Net realized loss on investments			(762)
Change in net assets resulting from operations			$2,123,751

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,124,513	$2,210,610
Net realized gain (loss) on investments	(762)	1,017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,123,751	2,211,627
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,683,557)	(1,572,296)
Cash II Shares	(441,397)	(638,434)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,124,954)	(2,210,730)
Share Transactions:
Proceeds from sale of shares	1,946,365,714	1,713,156,691
Net asset value of shares issued to shareholders in payment of distributions declared	949,798	733,088
Cost of shares redeemed	(1,920,681,044)	(1,678,376,303)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	26,634,468	35,513,476
Change in net assets	26,633,265	35,514,373
Net Assets:
Beginning of period	333,391,232	297,876,859
End of period (including distributions in excess of net investment income of $(561) and $(120), respectively)	$360,024,497	$333,391,232

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its Shares to be exempt from the Florida state intangibles tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. For the year ended October 31, 2004, all of the Fund's distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $360,026,126.

The following table summarizes share activity:

Year Ended October 31	2004	2003
Institutional Shares:
Shares sold	892,119,486	681,867,147
Shares issued to shareholders in payment of distributions declared	772,691	571,570
Shares redeemed	(909,748,927)	(655,305,511)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(16,856,750)	27,133,206

Year Ended October 31	2004	2003
Cash II Shares:
Shares sold	1,054,246,228	1,031,289,544
Shares issued to shareholders in payment of distributions declared	177,107	161,518
Shares redeemed	(1,010,932,117)	(1,023,070,792)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	43,491,218	8,380,270
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	26,634,468	35,513,476

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003, was as follows:

	2004	2003
Tax-exempt income	$2,124,954	$2,210,730

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$151,144
Capital loss carryforward	$1,069

At October 31, 2004, the Fund had a capital loss carryforward of $1,069 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$307
2012	$762

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fees. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Cash II Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $63,201, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $13,586, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended October 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,259,507,000 and $1,380,700,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2004, 57.1% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.0% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF FLORIDA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Florida Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Florida Municipal Cash Trust of Money Market Obligations Trust at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with United States generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN and TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT and TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania, Passport Research, Ltd. and Passport Research II, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Anderson Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: October 1988	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak has been the Fund's Portfolio Manager since (September 1994). He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Florida Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N344
Cusip 60934N336

29505 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007		0.008	0.013		0.029	0.038
Net realized loss on investments	(0.000	) [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.007		0.008	0.013		0.029	0.038
Less Distributions:
Distributions from net investment income	(0.007)		(0.008)	(0.013)		(0.029)	(0.038)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.73%		0.78%	1.26%		2.96%	3.82%

Ratios to Average Net Assets:
Expenses	0.49%		0.49%	0.49%		0.49%	0.49%
Net investment income	0.72%		0.79%	1.25%		2.79%	3.72%
Expense waiver/reimbursement [3]	0.39%		0.38%	0.38%		0.40%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$466,695		$509,686	$479,810		$426,415	$218,297

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual	$1,000	$1,004.10	$2.47
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.67	$2.49

1 Expenses are equal to the Fund's annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At October 31, 2004, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	71.6%
Municipal Notes	27.8%
Commercial Paper	0.6%
TOTAL	100.0%

At October 31, 2004, the Fund's credit quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	38.8%	Prime-1	92.3%
A-1	53.5%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	7.7%	Not rated by Moody's	7.7%
TOTAL	100.0%	TOTAL	100.0%

At October 31, 2004, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	73.1%
8-30 Days	9.7%
31-90 Days	6.2%
91-180 Days	7.9%
181 Days or more	3.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 7.7% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2004

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.9% [1]
		Georgia--98.3%
$33,210,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT)/(Series 2000-4), 1.07% TOBs (Atlanta, GA Airport Revenue Authority)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/17/2004	$33,210,000
10,000,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT)/(Series 2004-15), 1.75% TOBs (Fulton County, GA Water & Sewage System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 3/30/2005	10,000,000
5,000,000		Albany, GA, 1.22% TANs, 12/31/2004	5,000,156
2,400,000		Albany-Dougherty, GA, Payroll Development Authority Weekly VRDNs (Flint River Services, Inc.)/(Columbus Bank and Trust Co., GA LOC)	2,400,000
2,600,000		Athens-Clarke County, GA, IDA (Series 1988), 1.75% CP (Rhone Merieux, Inc. Project)/(HSBC Bank USA LOC), Mandatory Tender 12/9/2004	2,600,000
900,000		Athens-Clarke County, GA, IDA (Series 1997), Weekly VRDNs (Armagh Capital Resource LLC)/(Wachovia Bank N.A. LOC)	900,000
11,375,000	[2,3]	Atlanta, GA, Airport Revenue Authority (PA-916R), 1.77% TOBs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/7/2005	11,375,000
6,500,000	[2,3]	Atlanta, GA, Airport Revenue Authority (PA 926P), 1.26% TOBs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/7/2005	6,500,000
4,325,000		Atlanta, GA, Downtown Development Authority (Series 2002), Weekly VRDNs (Atlanta, GA)/(AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	4,325,000
4,520,000	[2,3]	Atlanta, GA, Water & Sewer, Variable Rate Certificates (Series 2002A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	4,520,000
760,000		Augusta, GA, HFA (Series 19998), Weekly VRDNs (Sterling Ridge Apartments)/ (Amsouth Bank N.A., Birmingham LOC)	760,000
3,000,000		Bartow County School District, GA, 1.55% BANs, 12/31/2004	3,000,731
1,505,000		Bartow County, GA, IDA (Series 2000), Weekly VRDNs (Eagle Solutions LLC)/ (Amsouth Bank N.A., Birmingham LOC)	1,505,000
3,600,000		Bibb County, GA, Development Authority (Series 2003), Weekly VRDNs (Goodwill Industries of Middle Georgia, Inc.)/(Bank of America N.A. LOC)	3,600,000
2,700,000		Carroll County, GA, Development Authority (Series 2001), Weekly VRDNs (Janus Investments LLC)/(Columbus Bank and Trust Co., GA LOC)	2,700,000
7,080,000	[2,3]	Cherokee County, GA, Water & Sewer Authority, MERLOTS (Series 2000-A23), 1.25% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	7,080,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--continued
$15,705,000		Clayton County, GA, Housing Authority (Series 2000: Villages at Lake Ridge Apartments) Weekly VRDNs (Timber Mills Partners LP)/(Amsouth Bank N.A., Birmingham LOC)	$15,705,000
3,000,000		Cobb County, GA, Development Authority (Series 2003), Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. of Virginia LOC)	3,000,000
5,450,000		Cobb County, GA, Development Authority (Series 2004B), Weekly VRDNs (Presbyterian Village, Austell, Inc.)/(Allied Irish Banks PLC LOC)	5,450,000
2,980,000		Cobb County, GA, Housing Authority (Series 2002), Weekly VRDNs (Woodsong Apartments Partners LP)/(FNMA LOC)	2,980,000
9,675,000		Cobb County, GA, IDA (Series 1997), Weekly VRDNs (Wyndham Gardens)/ (Deutsche Bank Trust Co. Americas LOC)	9,675,000
1,200,000		Cobb County, GA, IDA, IDRB (Series 1995), Weekly VRDNs (Consolidated Engineering Co., Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,200,000
270,000		Columbia County, GA, Development Authority (Series 1991), Weekly VRDNs (Augusta Sportswear, Inc.)/(Wachovia Bank N.A. LOC)	270,000
4,795,000		Columbus, GA, IDA, Industrial & Port Development Commission (Series 1992), Weekly VRDNs (Maine Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC)	4,795,000
7,880,000		Columbus, GA, IDA (Series 2002), Weekly VRDNs (Denim North America LLC)/ (Columbus Bank and Trust Co., GA LOC)	7,880,000
1,600,000		Coweta County, GA, IDA (Series 1995), Weekly VRDNs (Lanelco LLC)/(Bank One N.A. (Chicago) LOC)	1,600,000
7,620,000		Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	7,620,000
7,500,000		Dade County, GA, IDA (Series 1997), Weekly VRDNs (Bull Moose Tube Co.)/ (U.S. Bank, N.A. LOC)	7,500,000
12,250,000		Dalton, GA, Development Authority (Series 2003B), Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC)	12,250,000
1,445,000		Dawson County, GA, Development Authority (Series 1999), Weekly VRDNs (Impulse Investments LLC)/(Wachovia Bank N.A. LOC)	1,445,000
2,150,000		Dawson County, GA, Development Authority (Series 2002), Weekly VRDNs (Impulse Manufacturing, Inc.)/(Wachovia Bank N.A. LOC)	2,150,000
1,250,000		DeKalb County, GA, Development Authority Weekly VRDNs (Rock-Tenn Co.)/ (SunTrust Bank LOC)	1,250,000
1,100,000		DeKalb County, GA, Development Authority (Series 1992), Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank LOC)	1,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--continued
$510,000		DeKalb County, GA, Development Authority (Series 1992), Weekly VRDNs (House of Cheatham, Inc.)/(Bank of America N.A. LOC)	$510,000
960,000		DeKalb County, GA, Development Authority (Series 1996), Weekly VRDNs (DeKalb Steel, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	960,000
2,400,000		DeKalb County, GA, Development Authority (Series 1999), Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC)	2,400,000
1,000,000		DeKalb County, GA, Multi-Family Housing Authority (Series 2003), Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC)	1,000,000
2,000,000		DeKalb County, GA, Multi-Family Housing Authority (Series 2004), Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC)	2,000,000
4,895,000		Dougherty County, GA, Development Authority (Series 2001), Weekly VRDNs (Deerfield-Windsor School)/(Regions Bank, Alabama LOC)	4,895,000
11,000,000		Dougherty County, GA, School System, 2.25% TANs, 12/31/2004	11,012,082
1,200,000		Douglas County, GA, Development Authority (Series 1997), Weekly VRDNs (Austral Insulated Products, Inc.)/(Regions Bank, Alabama LOC)	1,200,000
540,000		Douglas County, GA, Development Authority (Series 1997), Weekly VRDNs (Paul B. Goble)/(Wachovia Bank N.A. LOC)	540,000
5,500,000		Douglas County, GA, Development Authority (Series 1998A), Weekly VRDNs (Heritage Bag)/(Wachovia Bank N.A. LOC)	5,500,000
7,820,000		Douglas County, GA, Development Authority (Series 2002), Weekly VRDNs (Reflek Manufacturing, Inc.)/(Fleet National Bank LOC)	7,820,000
1,000,000		Effingham County, GA, School District, 5.65% Bonds (MBIA Insurance Corp. INS), 2/1/2005	1,011,341
500,000		Fayette County, GA (Series 1998), Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank, Michigan/Illinois LOC)	500,000
495,000		Fayetteville, GA, Water & Sewer (Series 2003), 2.00% Bonds (FSA INS), 11/1/2004	495,000
2,725,000		Forsyth County, GA, Development Authority (Series 2002), Weekly VRDNs (Brama LLC)/(Wachovia Bank N.A. LOC)	2,725,000
5,700,000		Forsyth County, GA, Development Authority, IDRB (Series 1995), Weekly VRDNs (American BOA, Inc.)/(Dresdner Bank AG, Frankfurt LOC)	5,700,000
1,940,000		Fulton County, GA, Development Authority (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC)	1,940,000
5,595,000		Fulton County, GA, Development Authority (Series 1999), Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC)	5,595,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--continued
$3,300,000		Fulton County, GA, Development Authority (Series 2001), Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC)	$3,300,000
1,000,000		Fulton County, GA, Development Authority (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC)	1,000,000
1,700,000		Fulton County, GA, Development Authority (Series 2002), Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC)	1,700,000
460,000		Fulton County, GA, IDA, Weekly VRDNs (C.K.S. Packaging, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	460,000
3,000,000		Gainesville and Hall County, GA, Development Authority (Series 2000), Weekly VRDNs (ATEX, Inc.)/(Wachovia Bank N.A. LOC)	3,000,000
4,980,000	[2,3]	Gainesville, GA, Housing Authority (PT-1985), Weekly VRDNs (Lenox Park Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,980,000
1,000,000		Gainesville, GA, Redevelopment Authority (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC)	1,000,000
1,700,000		Gainesville, GA, Redevelopment Authority, Downtown Developments, Ltd. (Series 1987), Weekly VRDNs (Downtown Developments Ltd.)/(Regions Bank, Alabama LOC)	1,700,000
8,625,301		Georgia Municipal Association, Weekly VRDNs (MBIA Insurance Corp. INS)/ (Bank of America N.A. LIQ)	8,625,301
1,100,000		Georgia Ports Authority (Series 1996A), Weekly VRDNs (Colonel's Island Terminal)/(SunTrust Bank LOC)	1,100,000
4,690,000	[2,3]	Georgia State HFA, MERLOTS (Series 2001A-106), 1.30% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	4,690,000
665,000		Georgia State Municipal Gas Authority (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	665,000
3,000,000		Georgia State Municipal Gas Authority (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	3,000,000
7,425,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	7,425,000
5,035,000	[2,3]	Georgia State Road and Tollway Authority (PT-2019), Weekly VRDNs (Georgia State GTD)/(Merrill Lynch & Co., Inc. LIQ)	5,035,000
7,000,000		Georgia State (Series A), 4.00% Bonds, 5/1/2005	7,085,518
2,000,000		Georgia State (Series C), 2.00% Bonds, 12/1/2004	2,001,380
8,745,000	[2,3]	Georgia State, Floater Certificates (Series 2011-647), Weekly VRDNs (Morgan Stanley LIQ)	8,745,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--continued
$12,995,000	[2,3]	Georgia State, PUTTERs (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	$12,995,000
8,115,000	[2,3]	Georgia State, PUTTERs (Series 440), Weekly VRDNs (PNC Bank, N.A. LIQ)	8,115,000
2,145,000		Gwinnett County, GA, Development Authority (Series 1996), Weekly VRDNs (Sidel, Inc.)/(Bank of America N.A. LOC)	2,145,000
430,000		Gwinnett County, GA, Development Authority (Series 1997), Weekly VRDNs (Virgil R. Williams, Jr.)/(Wachovia Bank N.A. LOC)	430,000
2,470,000		Gwinnett County, GA, Development Authority (Series 2004), Weekly VRDNs (Pak-Lite, Inc.)/(Wachovia Bank N.A. LOC)	2,470,000
13,250,000		Gwinnett County, GA, Housing Authority (Series 2003), Weekly VRDNs (North Glen Apartments)/(Regions Bank, Alabama LOC)	13,250,000
1,800,000		Heard County, GA, Development Authority (First Series 1996), Daily VRDNs (Georgia Power Co.)	1,800,000
850,000		Jackson County, GA, IDA (Series 1997), Weekly VRDNs (Mullett Co.)/ (Wachovia Bank N.A. LOC)	850,000
2,800,000		Jefferson, GA, Development Authority (Series 2001), Weekly VRDNs (Building Investment Co. LLC)/(Regions Bank, Alabama LOC)	2,800,000
15,000,000		Kennesaw, GA, Development Authority (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC)	15,000,000
2,755,000		La Grange, GA, Multi-Family Housing Authority, Revenue Bonds, 1.50% TOBs (Lee's Crossing Project Phase I)(Columbus Bank and Trust Co., GA LOC), Optional Tender 11/1/2004	2,755,000
2,935,000		La Grange, GA, Multi-Family Housing Authority, Revenue Bonds, 1.50% TOBs (Lee's Crossing Project Phase II)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 11/1/2004	2,935,000
3,630,000		LaGrange, GA, Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Greenwood Park)/(Columbus Bank and Trust Co., GA LOC)	3,630,000
3,465,000		LaGrange, GA, Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Meadow Terrace)/(Columbus Bank and Trust Co., GA LOC)	3,465,000
7,770,000	[2,3]	Marietta, GA, Housing Authority, Multifamily Housing Revenue Bonds (Series 1995), Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC)	7,770,000
7,500,000		Medical Center Hospital Authority, GA (Series 2004), Weekly VRDNs (Spring Harbor at Green Island)/(Bank of Scotland, Edinburgh LOC)	7,500,000
3,230,000	[2,3]	Metropolitan Atlanta Rapid Transit Authority, ROCs (Series 4011), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,230,000
2,527,000		Milledgeville & Baldwin County, GA, Development Authority (Series 2000), Weekly VRDNs (Vernay Manufacturing, Inc.)/(U.S. Bank, N.A. LOC)	2,527,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--continued
$7,400,000		Monroe County, GA, Development Authority (Series 1995-2nd), 1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/19/2005	$7,400,000
675,000		Monroe County, GA, Development Authority (Series 2004), 2.00% Bonds (MBIA Insurance Corp. INS), 11/1/2004	675,000
3,150,000		Montgomery County, GA, Development Authority (Series 2001), Weekly VRDNs (Brewton Parker College, Inc.)/(Regions Bank, Alabama LOC)	3,150,000
1,900,000		Municipal Electric Authority of Georgia (Series 1985C), General Resolution Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	1,900,000
3,000,000		Newnan, GA, Housing Authority (Series 2002), Weekly VRDNs (Summit Point Apartments)/(Columbus Bank and Trust Co., GA LOC)	3,000,000
6,325,000		Rome-Floyd County, GA, Development Authority (Series 2000), Weekly VRDNs (Steel King Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	6,325,000
4,040,000		Rome-Floyd County, GA, Development Authority (Series 2000), Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank Minnesota N.A. LOC)	4,040,000
4,600,000		Roswell, GA, Housing Authority, Multifamily Housing Refunding Revenue Bonds (Series 1988A), Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC)	4,600,000
2,000,000		Savannah, GA, EDA (Series 2000), Weekly VRDNs (Republic Services of Georgia)/(SunTrust Bank LOC)	2,000,000
3,500,000		Savannah, GA, Housing Authority (Series 2003), Weekly VRDNs (Bradley Pointe Apartments)/(Key Bank, N.A. LOC)	3,500,000
1,870,000		South Georgia Governmental Services Authority, Telecommunications/Cable Systems, 2.00% Bonds (FGIC INS), 1/1/2005	1,872,839
780,000		Stephens County, GA, Development Authority (Series 1999), Weekly VRDNs (Toccoa Packaging, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	780,000
1,600,000		Thomasville, GA, HFA (Series 2002A), Weekly VRDNs (Wood Valley Apartments)/ (SouthTrust Bank of Alabama, Birmingham LOC)	1,600,000
3,500,000		Troup County, GA, Board of Education, 1.75% TANs, 12/31/2004	3,501,690
435,000		Walker County, GA, Water and Sewer Authority, 2.00% Bonds (FSA INS), 4/1/2005	435,708
7,000,000		Wayne County, GA, IDA (Series 2004), Weekly VRDNs (Great Southern Wood, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	7,000,000
1,750,000		Whitfield County, GA, Development Authority Weekly VRDNs (Franklin Industries, Inc.)/(Bank of America N.A. LOC)	1,750,000
1,175,000		Whitfield County, GA, Development Authority (Series 1996), Weekly VRDNs (AMC International, Inc.)/(SunTrust Bank LOC)	1,175,000
3,600,000		Winder-Barrow County, GA, Joint Development Authority (Series 2001), Weekly VRDNs (Athens, GA YMCA)/(Wachovia Bank N.A. LOC)	3,600,000
		TOTAL	458,633,746
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Puerto Rico--1.6%
$7,595,000	[2,3]	Puerto Rico Infrastructure Financing Authority (Series 2000-483), 1.83% TOBs (Puerto Rico Infrastructure Financing Authority, Special Obligation 2000 A)/ (Morgan Stanley LIQ), Optional Tender 10/13/2005	$7,595,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	466,228,746
		OTHER ASSETS AND LIABILITIES - NET--0.1%	466,061
		TOTAL NET ASSETS--100%	$466,694,807

Securities that are subject to the federal alternative minimum tax (AMT) represent 43.6% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $135,840,000 which represents 29.1% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At October 31, 2004, these securities amounted to $135,840,000 which represents 29.1% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corp.
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$466,228,746
Cash		469,268
Income receivable		1,345,331
Receivable for shares sold		150,345
TOTAL ASSETS		468,193,690
Liabilities:
Payable for shares redeemed	$1,316,176
Income distribution payable	66,259
Payable for shareholder services fee (Note 5)	78,677
Payable for Directors'/Trustees' fees	29
Accrued expenses	37,742
TOTAL LIABILITIES		1,498,883
Net assets for 466,696,105 shares outstanding		$466,694,807
Net Assets Consist of:
Paid-in capital		$466,696,105
Accumulated net realized loss on investments		(494)
Distributions in excess of net investment income		(804)
TOTAL NET ASSETS		$466,694,807
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$466,694,807 ÷ 466,696,105 shares outstanding, no par value, unlimited shares authorized		1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Interest			$5,723,814
Expenses:
Investment adviser fee (Note 5)		$2,350,830
Administrative personnel and services fee (Note 5)		376,359
Custodian fees		20,976
Transfer and dividend disbursing agent fees and expenses (Note 5)		64,524
Directors'/Trustees' fees		3,975
Auditing fees		13,876
Legal fees		15,669
Portfolio accounting fees (Note 5)		91,431
Shareholder services fee (Note 5)		1,175,415
Share registration costs		26,229
Printing and postage		14,215
Insurance premiums		9,939
Miscellaneous		2,092
TOTAL EXPENSES		4,165,530
Waivers (Note 5):
Waiver of investment adviser fee	$(1,524,624)
Waiver of administrative personnel and services fee	(18,093)
Waiver of transfer and dividend disbursing agent fees and expenses	(13,862)
Waiver of shareholder services fee	(282,099)
TOTAL WAIVERS		(1,838,678)
Net expenses			2,326,852
Net investment income			3,396,962
Net realized loss on investments			(130)
Change in net assets resulting from operations			$3,396,832

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,396,962	$3,773,931
Net realized loss on investments	(130)	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,396,832	3,773,931
Distributions to Shareholders:
Distributions from net investment income	(3,398,164)	(3,773,533)
Share Transactions:
Proceeds from sale of shares	1,537,772,785	1,375,846,222
Net asset value of shares issued to shareholders in payment of distributions declared	2,927,181	3,090,986
Cost of shares redeemed	(1,583,689,422)	(1,349,061,684)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(42,989,456)	29,875,524
Change in net assets	(42,990,788)	29,875,922
Net Assets:
Beginning of period	509,685,595	479,809,673
End of period (including undistributed (distributions in excess of) net investment income of $(804) and $398, respectively)	$466,694,807	$509,685,595

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. For the year ended October 31, 2004, all of the Fund's distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $466,696,105.

The following table summarizes share activity:

Year Ended October 31	2004	2003
Shares sold	1,537,772,785 1,537,772,785	1,375,846,222 1,375,846,222
Shares issued to shareholders in payment of distributions declared	2,927,181	3,090,986
Shares redeemed	(1,583,689,422)	(1,349,061,684)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(42,989,456)	29,875,524

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003, was as follows:

	2004	2003
Tax-exempt income	$3,398,164	$3,773,533

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$65,455
Capital loss carryforward	$494

At October 31, 2004, the Fund had a capital loss carryforward of $494 which will reduce the Fund's taxable come arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$364
2012	$130

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ) through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $39,542, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $14,241, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended October 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $712,474,514 and $739,995,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2004, 81.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.5% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF GEORGIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Georgia Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Georgia Municipal Cash Trust of Money Market Obligations Trust at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with United States generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Georgia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N328

29506 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

MASSACHUSETTS MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS—GALAXY-BKB SHARES

(For a Share outstanding throughout each period)

Year Ended October 31,	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.006	0.010	0.026	0.034
Net realized loss on investments	—	—	(0.000) [1]	—	—

TOTAL FROM INVESTMENT OPERATIONS	0.006	0.006	0.010	0.026	0.034

Less Distributions:
Distributions from net investment income	(0.006)	(0.006)	(0.010)	(0.026)	(0.034)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.55%	0.63%	1.03%	2.68%	3.48%

Ratios to Average Net Assets:
Expenses	0.61%	0.62%	0.62%	0.62%	0.57%
Net investment income	0.53%	0.64%	1.03%	2.70%	3.38%
Expense waiver/reimbursement[3]	0.32%	0.29%	0.28%	0.28%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,656	$27,593	$48,631	$65,725	$92,810

(1)	Represents less than $0.001.
(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(3)	This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder service fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	5/1/2004	10/31/2004	During Period[1]

Actual
Galaxy-BKB Shares	$1,000	$1,003.30	$3.02

Hypothetical (assuming a 5% return before expenses)
Galaxy-BKB Shares	$1,000	$1,022.12	$3.05

(1) Expenses are equal to the Fund’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS SUMMARY TABLES

At October 31, 2004, the Fund’s portfolio composition[1] was as follows:
Percentage of
Total Investments[2]

Variable Rate Demand Instruments	69.9%

Municipal Notes	30.1%

TOTAL	100.0%

At October 31, 2004, the Fund’s credit quality ratings composition[3] was as follows:

S&P Short-Term Ratings[4] as		Moody’s Short-Term Ratings[5]
Percentage of Total Investments[2]		as Percentage of Total Investments[2]

A-1+	56.8%	Prime-1	90.7%

A-1	25.8%

A-2	0.0%	Prime-2	0.0%

Not rated by S&P	17.4%	Not rated by Moody’s	9.3%

TOTAL	100.0%	TOTAL	100.0%

At October 31, 2004, the Fund’s effective maturity schedule[6] was as follows:
Percentage of
Securities with an Effective Maturity of:	Total Investments[2]

1-7 Days	69.9%

8-30 Days	2.7%

31-90 Days	8.4%

91-180 Days	13.0%

181 Days or more	6.0%

TOTAL	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
(2)	Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.
(3)	These tables depict the short-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund’s Statement of Additional Information.
These tables depict the short-term credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio’s total investments, 7.2% do not have short-term ratings by either of these NRSROs.
(4)	The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.
(5)	The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.
(6)	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

October 31, 2004
PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—99.5%
Massachusetts—99.5%
$11,166,000	(2)(3) ABN AMRO MuniTOPS Certificates Trust (Massachusetts
	Non-AMT)/(Series 1998-12) Weekly VRDNs (Massachusetts Water
	Resources Authority)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank
	NV, Amsterdam LIQ)	$11,166,000

3,300,000	Attleboro, MA, 2.00% BANs, 12/17/2004	3,303,486

2,071,000	Boxborough, MA, 2.00% BANs, 3/25/2005	2,078,513

18,330,332	(2)(3) Clipper Tax-Exempt Certificates Trust (Massachusetts
	Non-AMT)/(Series 1997-2) Weekly VRDNs (Massachusetts State Lottery
	Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	18,330,332

14,067,000	(2)(3) Clipper Tax-Exempt Certificates Trust (Massachusetts
	Non-AMT)/(Series 2000-2), 1.35% TOBs (Massachusetts Turnpike
	Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust
	Co. LIQ), Optional Tender 2/10/2005	14,067,000

10,200,000	(2)(3) Clipper Tax-Exempt Certificates Trust (Massachusetts
	Non-AMT)/(Series 2001-4), 1.60% TOBs (Massachusetts Turnpike
	Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co.
	LIQ), Optional Tender 3/10/2005	10,200,000

3,255,000	(2)(3) Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs
	(Societe Generale, Paris LIQ)	3,255,000

4,975,000	(2)(3) Commonwealth of Massachusetts, MERLOTS (Series 2002-A9)
	Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	4,975,000

2,970,000	(2)(3) Commonwealth of Massachusetts, PA-793 Weekly VRDNs
	(Merrill Lynch & Co., Inc. LIQ)	2,970,000

2,400,000	(2)(3) Commonwealth of Massachusetts, PA-798 Weekly VRDNs
	(Massachusetts Federal-Aid Highway Program)/(FSA INS)/(Merrill
	Lynch & Co., Inc. LIQ)	2,400,000

PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$5,050,000	(2)(3) Commonwealth of Massachusetts, PUTTERs (Series 343) Weekly
	VRDNs (XL Capital Assurance Inc. INS)/(J.P. Morgan Chase & Co. LIQ)	$5,050,000

2,000,000	(2)(3) Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly
	VRDNs (FGIC, FSA INS) and JPMorgan Chase Bank LIQs)	2,000,000

8,580,000	(2)(3) Commonwealth of Massachusetts, ROCs (Series 1047) Weekly
	VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	8,580,000

6,260,000	(2)(3) Commonwealth of Massachusetts, Roaring Forks
	(Series 2003-10) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of
	New York LIQ)	6,260,000

2,785,000	(2)(3) Commonwealth of Massachusetts, Variable Rate Certificates
	(Series 2001-O) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	2,785,000

3,485,000	(2)(3) Commonwealth of Massachusetts, Variable Rate Certificates
	(Series 2002-C) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	3,485,000

4,000,000	Dover-Sherborn, MA Regional School District, 1.75% BANs, 11/12/2004	4,000,787

3,000,000	Fall River, MA, 2.00% BANs, 2/3/2005	3,006,089

6,882,000	Gloucester, MA, 3.00% BANs, 9/23/2005	6,954,396

4,387,500	Haverhill, MA, 2.00% BANs (Fleet National Bank LOC), 12/3/2004	4,390,532

7,960,644	(2)(3) Koch Floating Rate Trust (Massachusetts Non-AMT)/
	(Series 1999-4) Weekly VRDNs (AMBAC INS)/(State Street Bank and
	Trust Co. LIQ)	7,960,644

9,000,000	Lawrence, MA, 2.00% BANs, 12/23/2004	9,006,612

4,000,000	Malden, MA, 2.00% BANs, 11/24/2004	4,002,035

970,000	(2)(3) Massachusetts Bay Transit Authority Assessment Bonds,
	TICs/TOCs (Series 2004-D) Weekly VRDNs (Goldman Sachs Group,
	Inc. LIQ)	970,000

PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$7,415,000	Massachusetts Bay Transportation Authority General Transportation
	System, (Series 1999) Weekly VRDNs (Landesbank
	Baden-Wuerttemberg LIQ)	$7,415,000

3,500,000	(2)(3) Massachusetts Bay Transportation Authority General
	Transportation System, MERLOTS (Series 2000H) Weekly VRDNs
	(FGIC INS)/(Wachovia Bank N.A. LIQ)	3,500,000

2,700,000	(2)(3) Massachusetts Bay Transportation Authority General
	Transportation System, PT-1218 Weekly VRDNs (FGIC INS)/(Merrill
	Lynch & Co., Inc. LIQ)	2,700,000

1,000,000	(2)(3) Massachusetts Bay Transportation Authority Sales Tax Revenue,
	PUTTERs (Series 442) Weekly VRDNs (JPMorgan Chase Bank LIQ)	1,000,000

2,450,000	Massachusetts Development Finance Agency Weekly VRDNs
	(YOU, Inc.)/(Lloyds TSB Bank PLC, London LOC)	2,450,000

2,000,000	Massachusetts Development Finance Agency, (Series 1998A) Weekly
	VRDNs (Shady Hill School)/(Citizens Bank of Massachusetts LOC)	2,000,000

6,200,000	Massachusetts Development Finance Agency, (Series 2000) Weekly
	VRDNs (Marine Biological Laboratory)/(Allied Irish Banks PLC LOC)	6,200,000

4,500,000	Massachusetts Development Finance Agency, (Series 2000) Weekly
	VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC)	4,500,000

7,400,000	Massachusetts Development Finance Agency, (Series 2001A) Weekly
	VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC)	7,400,000

3,000,000	Massachusetts Development Finance Agency, (Series 2002) Weekly
	VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC)	3,000,000

4,500,000	Massachusetts Development Finance Agency, (Series 2002) Weekly
	VRDNs (Justice Resource Institute)/(Fleet National Bank LOC)	4,500,000

PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$2,000,000	Massachusetts Development Finance Agency, (Series 2002) Weekly
	VRDNs (The Rivers School)/(Citizens Bank of Massachusetts LOC)	$2,000,000

5,000,000	Massachusetts Development Finance Agency, (Series 2004) Weekly
	VRDNs (Thayer Academy)/(Allied Irish Banks PLC LOC)	5,000,000

1,460,000	Massachusetts HEFA, (Series 1999) Weekly VRDNs (CIL Reality of
	Massachusetts)/(Dexia Credit Local LOC)	1,460,000

2,000,000	Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester
	Hospital)/(Fleet National Bank LOC)	2,000,000

8,150,000	Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/
	(Comerica Bank LOC)	8,150,000

2,860,000	Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/
	(Citizens Bank of Massachusetts LOC)	2,860,000

5,640,000	Massachusetts HEFA, (Series B) Weekly VRDNs (New England
	Carpenters Training Fund)/(Citizens Bank of Massachusetts LOC)	5,640,000

5,505,000	(2)(3) Massachusetts HEFA, Variable Rate Certificates (Series 2002-D)
	Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of
	America N.A. LIQ)	5,505,000

1,700,000	Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/
	(Fleet National Bank LOC)	1,700,000

4,269,000	Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/
	(Fleet National Bank LOC)	4,269,000

2,330,000	Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society
	for the Prevention of Cruelty to Animals)/(Fleet National Bank LOC)	2,330,000

6,575,000	Massachusetts IFA, (Series 1997) Weekly VRDNs (Mount Ida College)/
	(Fleet National Bank LOC)	6,575,000

PRINCIPAL
AMOUNT		VALUE
(1) Short-Term Municipals—continued
Massachusetts—continued
$3,065,000	Massachusetts IFA, (Series B) Weekly VRDNs (Williston North Hampton
	School)/(Fleet National Bank LOC)	$3,065,000

2,240,000	(2)(3) Massachusetts State HFA, PT-162 Weekly VRDNs (MBIA
	Insurance Corp. INS)/(BNP Paribas SA LIQ)	2,240,000

8,758,000	(2)(3) Massachusetts Turnpike Authority, Variable Rate Certificates
	(Series 1997N) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of
	America N.A. LIQ)	8,758,000

15,400,000	(2)(3) Massachusetts Water Pollution Abatement Trust Pool,
	Subordinate, MERLOTS (Series 1999N) Weekly VRDNs (Wachovia Bank
	N.A. LIQ)	15,400,000

5,000,000	(2)(3) Massachusetts Water Resources Authority, Class A Certificates
	(Series 2002-208) Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	5,000,000

6,000,000	Nashoba, MA Regional School District, 2.00% BANs, 12/3/2004	6,003,882

2,263,000	Newbury, MA, 2.00% BANs, 12/16/2004	2,265,338

6,000,000	North Adams, MA, 2.00% BANs, 2/25/2005	6,016,018

3,500,000	Pelham, MA, 2.75% BANs, 9/2/2005	3,527,274

7,257,760	Plympton, MA, 3.00% BANs, 7/7/2005	7,313,439

2,920,000	Randolph, MA, 1.75% BANs, 3/4/2005	2,926,126

	Total Investments—99.5%
	(at amortized cost)(4)	295,865,503

	Other Assets and Liabilities-Net—0.5%	1,573,694

	Total Net Assets—100%	$297,439,197

At October 31, 2004, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

(1) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2004, the portfolio securities were rated as follows:

TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (unaudited)

First Tier   Second Tier

100.00%     0.00%

(2)	Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $148,556,976 which represents 49.9% of total net assets.
(3)	Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund’s Board of Trustees. At October 31, 2004, these securities amounted to $148,556,976 which represents 49.9% of total net assets.
(4)	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004. The following acronyms are used throughout this portfolio:

AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax BANs—Bond Anticipation Notes
FGIC—Financial Guaranty Insurance Company
FSA—Financial Security Assurance
HEFA—Health and Education Facilities Authority
HFA—Housing Finance Authority
IFA—Industrial Finance Authority
INS—Insured
LIQ—Liquidity Agreement
LOC—Letter of Credit
MERLOTS—Municipal Exempt Receipts—Liquidity Optional Tender Series
PUTTERs—Puttable Tax-Exempt Receipts
ROCs—Reset Option Certificates
TICs—Trust Inverse Certificates
TOBs—Tender Option Bonds
TOCs—Tender Option Certificates
TOPS—Trust Obligation Participating Securities
VRDNs—Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

MASSACHUSETTS MUNICIPAL CASH TRUST STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004
Assets:
Total investments in securities, at amortized cost and value		295,865,503

Cash		247,998

Income receivable		1,495,507

Receivable for shares sold		4,539

Total Assets		297,613,547

Liabilities:
Payable for shares redeemed	$383

Income distribution payable	119,249

Payable for Directors’/ Trustees’ fees	2,298

Payable for transfer and dividend disbursing agent fees and expenses	21,729

Payable for shareholder services fee (Note 5)	2,400

Accrued expenses	28,291

Total Liabilities		174,350

Net assets for 297,444,401 shares outstanding		$297,439,197

Net Assets Consist of:
Paid in capital		$297,444,612

Accumulated net realized loss on investments		(5,315)

Distributions in excess of net investment income		(100)

Total Net Assets		$297,439,197

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$283,783,370 ÷ 283,786,940 shares outstanding, no par value,
unlimited shares authorized		$1.00

Galaxy-BKB Shares:
$13,655,827 ÷ 13,657,461 shares outstanding, no par value,
unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

MASSACHUSETTS MUNICIPAL CASH TRUST STATEMENT OF OPERATIONS

Year Ended October 31, 2004
Investment Income:
Interest			4,214,114

Expenses:
Investment adviser fee (Note 5)		$1,831,620

Administrative personnel and services fee (Note 5)		293,174

Custodian fees		13,813

Transfer and dividend disbursing agent fees and expenses—
Institutional Service Shares (Note 5)		89,581

Transfer and dividend disbursing agent fees and expenses—
Galaxy-BKB Shares (Note 5)		7,967

Directors’/Trustees’ fees		4,571

Auditing fees		14,394

Legal fees		11,910

Portfolio accounting fees (Note 5)		88,465

Shareholder services fee—Institutional Service Shares (Note 5)		870,134

Shareholder services fee—Galaxy-BKB Shares (Note 5)		45,676

Share registration costs		31,151

Printing and postage		49,421

Insurance premiums		9,810

Miscellaneous		1,836

Total expenses		3,363,523

Waivers (Note 5):

Waiver of investment adviser fee	$(233,818)

Waiver of administrative personnel and services fee	(14,035)

Waiver of transfer and dividend disbursing agent
fees and expenses	(17,330)

Waiver of shareholder services fee—
Institutional Service Shares	(835,329)

Waiver of shareholder services fee—Galaxy-BKB Shares	(45,676)

Total Waivers		(1,146,188)

Net expenses			2,217,335

Net investment income			$1,996,779

See Notes which are an integral part of the Financial Statements

MASSACHUSETTS MUNICIPAL CASH TRUST STATEMENT OF CHANGES IN NET ASSETS

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets:
Operations—

Net investment income	$1,996,779	$4,213,107

Distributions to Shareholders—

Distributions from net investment income

Institutional Service Shares	(1,899,643)	(3,966,174)

Galaxy-BKB Shares	(97,316)	(246,853)

CHANGE IN NET ASSETS RESULTING FROM
DISTRIBUTIONS TO SHAREHOLDERS	(1,996,959)	(4,213,027)

Share Transactions—

Proceeds from sale of shares	1,020,411,103	1,143,254,294

Net asset value of shares issued to shareholders in
payment of distributions declared	1,061,660	2,904,372

Cost of shares redeemed	(1,163,308,245)	(1,536,759,358)

CHANGE IN NET ASSETS RESULTING FROM
SHARE TRANSACTIONS	(141,835,482)	(390,600,692)

Change in net assets	(141,835,662)	(390,600,612)

Net Assets:
Beginning of period	439,274,859	829,875,471

End of period (including undistributed (distributions in excess of)
net investment income of $(100) and $80, respectively)	$297,439,197	$439,274,859

See Notes which are an integral part of the Financial Statements

MASSACHUSETTS MUNICIPAL CASH TRUST NOTES TO FINANCIAL STATEMENTS

October 31, 2004

(1) ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Galaxy-BKB Shares. The financial highlights of the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. For the year ended October 31, 2004, all of the Fund’s distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the “Trustees”). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

(3) SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $297,444,612.

The following table summarizes share activity:

Year Ended October 31	2004	2003
Institutional Service Shares:
Shares sold	1,016,709,483	1,127,418,779
Shares issued to shareholders
in payment of distributions
declared	964,343	2,657,519
Shares redeemed	(1,145,571,714)	(1,499,639,892)

Net Change Resulting From
Institutional Service Share
Transactions	(127,897,888)	(369,563,594)

Galaxy-BKB Shares:
Shares sold	3,701,620	15,835,515
Shares issued to shareholders
in payment of distributions
declared	97,317	246,853
Shares redeemed	(17,736,530)	(37,119,466)

Net Change Resulting from
Galaxy-BKB Share
Transactions	(13,937,593)	(21,037,098)

Net Change Resulting from
Share Transactions	(141,835,481)	(390,600,692)

(4) FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003, was as follows:

	2004	2003
Tax-exempt income	$1,996,959	$4,213,027

As of October 31, 2004, the components of distrib-
utable earnings on a tax basis were as follows:
Undistributed tax-exempt income		$119,149

Capital loss carryforward		$5,315

At October 31, 2004, the Fund had a capital loss carryforward of $5,315 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

(5) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”) receives for its services an annual investment adviser fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Average Aggregate
Maximum	Daily Net Assets
Administrative Fee	of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund’s Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with Fleet National Bank, the Fund will pay Fleet National Bank up to 0.25% of average daily net assets of the Fund’s Galaxy-BKB Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSSC and Fleet National Bank may voluntarily choose to waive any portion of its fee. FSSC and Fleet National Bank can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $62,722, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund’s accounting records for which it received a fee. The fee was based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $15,230, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended October 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $396,994,000 and $484,844,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

(6) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2004, 67.2% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 17.8% of total investments.

(7) LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Money Market Obligations Trust and Shareholders of Massachusetts Municipal Cash Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Massachusetts Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the “Trust”), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Municipal Cash Trust of Money Market Obligations Trust at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/S/ ERNST & YOUNG LLP

Boston, Massachusetts December 10, 2004

BOARD OF TRUSTEES AND TRUST OFFICERS

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund‘s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND
Name
Birth Date
Address
Positions Held with Trust	Principal Occupation(s) for Past Five Years,
Date Service Began	Other Directorships Held and Previous Position(s)

John F. Donahue*	Principal Occupations: Chairman and Director or Trustee of the Federated Fund
Birth Date: July 28, 1924	Complex; Chairman and Director, Federated Investors, Inc.
CHAIRMAN AND TRUSTEE
Began serving: October 1988	Previous Positions: Trustee, Federated Investment Management Company
and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue*	Principal Occupations: Principal Executive Officer and President of the Federated
Birth Date: April 11, 1949	Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
PRESIDENT AND TRUSTEE	Complex; President, Chief Executive Officer and Director, Federated Investors,
Began serving: April 1989	Inc.; Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director, Federated
Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee,
Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President
and Chief Executive Officer, Federated Investment Management Company,
Federated Global Investment Management Corp. and Passport Research, Ltd.

Name
Birth Date
Address
Positions Held with Trust	Principal Occupation(s) for Past Five Years,
Date Service Began	Other Directorships Held and Previous Position(s)

Lawrence D. Ellis, M.D.*	Principal Occupations: Director or Trustee of the Federated Fund Complex;
Birth Date: October 11, 1932	Professor of Medicine, University of Pittsburgh; Medical Director, University
3471 Fifth Avenue	of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and
Suite 1111	Internist, University of Pittsburgh Medical Center.
Pittsburgh, PA
TRUSTEE	Other Directorships Held: Member, National Board of Trustees, Leukemia
Began serving: October 1988	Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University
of Pittsburgh Medical Center.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is “interested” because his son-in-law is employed by the Fund’s principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND
Name
Birth Date
Address
Positions Held with Trust	Principal Occupation(s) for Past Five Years,
Date Service Began	Other Directorships Held and Previous Position(s)

Thomas G. Bigley	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Birth Date: February 3, 1934
15 Old Timber Trail	Other Directorships Held: Director, Member of Executive Committee,
Pittsburgh, PA	Children’s Hospital of Pittsburgh; Director, University of Pittsburgh.
TRUSTEE
Began serving: November 1994	Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.	Principal Occupations: Director or Trustee of the Federated Fund Complex;
Birth Date: June 23, 1937	Chairman of the Board, Investment Properties Corporation; Partner or
Investment Properties	Trustee in private real estate ventures in Southwest Florida.
Corporation
3838 North Tamiami Trail	Previous Positions: President, Investment Properties Corporation; Senior Vice
Suite 402	President, John R. Wood and Associates, Inc., Realtors; President, Naples Property
Naples, FL	Management, Inc. and Northgate Village Development Corporation.
TRUSTEE
Began serving: August 1991

Name
Birth Date
Address
Positions Held with Trust	Principal Occupation(s) for Past Five Years,
Date Service Began	Other Directorships Held and Previous Position(s)

Nicholas P. Constantakis	Principal Occupations: Director or Trustee of the Federated Fund Complex.
Birth Date: September 3, 1939
175 Woodshire Drive	Other Directorships Held: Director and Member of the Audit Committee, Michael
Pittsburgh, PA	Baker Corporation (engineering and energy services worldwide).
TRUSTEE
Began serving: October 1999	Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Birth Date: March 5, 1943
353 El Brillo Way	Other Directorships Held: Chairman, President and Chief Executive Officer,
Palm Beach, FL	Cunningham & Co., Inc. (strategic business consulting); Trustee Associate,
TRUSTEE	Boston College.
Began serving: January 1999
Previous Positions: Director, Redgate Communications and EMC Corporation
(computer storage systems); Chairman of the Board and Chief Executive Officer,
Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories;
Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden	Principal Occupation: Director or Trustee of the Federated Fund Complex;
Birth Date: March 16, 1942	Management Consultant.
One Royal Palm Way
100 Royal Palm Way	Other Directorships Held: Board of Overseers, Babson College.
Palm Beach, FL
TRUSTEE	Previous Positions: Representative, Commonwealth of Massachusetts General Court;
Began serving: August 1991	President, State Street Bank and Trust Company and State Street Corporation
retired); Director, VISA USA and VISA International; Chairman and Director,
Massachusetts Bankers Association; Director, Depository Trust Corporation; Director,
The Boston Stock Exchange.

Charles F. Mansfield, Jr.	Principal Occupations: Director or Trustee of the Federated Fund Complex;
Birth Date: April 10, 1945	Management Consultant; Executive Vice President, DVC Group, Inc. (marketing
80 South Road	communications and technology) (prior to 9/1/00).
Westhampton Beach, NY
TRUSTEE	Previous Positions: Chief Executive Officer, PBTC International Bank; Partner,
Began serving: January 1999	Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of
Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank
USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor
of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name
Birth Date
Address
Positions Held with Trust	Principal Occupation(s) for Past Five Years,
Date Service Began	Other Directorships Held and Previous Position(s)

John E. Murray, Jr., J.D., S.J.D.	Principal Occupations: Director or Trustee of the Federated Fund Complex;
Birth Date: December 20, 1932	Chancellor and Law Professor, Duquesne University; Partner,
Chancellor, Duquesne University	Murray, Hogue and Lannis.
Pittsburgh, PA
TRUSTEE	Other Directorships Held: Director, Michael Baker Corp. (engineering, construction,
Began serving: February 1995	operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law,
University of Pittsburgh School of Law; Dean and Professor of Law,
Villanova University School of Law.

Marjorie P. Smuts	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public
Birth Date: June 21, 1935	Relations/Marketing Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA	Previous Positions: National Spokesperson, Aluminum Company of America;
TRUSTEE	television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.
Began serving: October 1988

John S. Walsh	Principal Occupations: Director or Trustee of the Federated Fund Complex;
Birth Date: November 28, 1957	President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
2604 William Drive	heaters); President and Director, Manufacturers Products, Inc. (distributor of portable
Valparaiso, IN	construction heaters); President, Portable Heater Parts, a division of Manufacturers
TRUSTEE	Products, Inc.
Began serving: January 1999
Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name
Birth Date
Address
Positions Held with Trust	Principal Occupation(s) for Past Five Years,
Date Service Began	Other Directorships Held and Previous Position(s)

John W. McGonigle	Principal Occupations: Executive Vice President and Secretary of the Federated Fund
Birth Date: October 26, 1938	Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT
AND SECRETARY
Began serving: October 1988

Name
Birth Date
Address
Positions Held with Trust	Principal Occupation(s) for Past Five Years,
Date Service Began	Other Directorships Held and Previous Position(s)

Richard J. Thomas	Principal Occupations: Principal Financial Officer and Treasurer of the Federated
Birth Date: June 17, 1954	Fund Complex; Senior Vice President, Federated Administrative Services.
TREASURER
Began serving: November 1998

Richard B. Fisher	Principal Occupations: Vice Chairman or President of some of the Funds in the
Birth Date: May 17, 1923	Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT	Federated Securities Corp.
Began serving: October 1988
Previous Positions: President and Director or Trustee of some of the Funds in the
Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and
Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of
Birth Date: September 15, 1959	money market products in 2004 and is a Vice President of the Trust. She joined
CHIEF INVESTMENT OFFICER	Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice
Began serving: May 2004	President of the Fund’s Adviser since 1997. Ms. Cunningham is a Chartered
Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-
Birth Date: September 12, 1953	exempt fixed income products in 2004 and is a Vice President of the Trust. She
CHIEF INVESTMENT OFFICER	joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice
AND VICE PRESIDENT	President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial
Began serving: November 1998	Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and
Birth Date: June 20, 1963	has been a Portfolio Manager since 1993 and a Vice President of the Fund’s Adviser
VICE PRESIDENT	since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the
Began serving: May 2004	Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in
Birth Date: January 15, 1960	1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice
VICE PRESIDENT	President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996
Began serving: May 2004	and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a
Chartered Financial Analyst and received his M.S. in Industrial Administration from
Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to http://www.federatedinvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of the Federated Investors website at www.federatedinvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Annual Report

to Shareholders

[Logo of Galaxy Funds]

Galaxy-BKB Shares

Massachusetts Municipal Cash Trust—Galaxy-BKB Shares

October 31, 2004

[Logo of Galaxy Funds]

Galaxy-BKB Shares

THE GALAXY FUNDS
P.O. BOX 6520
PROVIDENCE, RI 02940-6520
WWW.GALAXYFUNDS.COM

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Cusip 60934N237
G00191-02 (10/04)

File No. 811-5950

MF-0136

Federated
World-Class Investment Manager

Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.006	0.010		0.027	0.034
Net realized loss on investments	--	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.006	0.010		0.027	0.034
Less Distributions:
Distributions from net investment income	(0.006)	(0.006)	(0.010)		(0.027)	(0.034)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.56%	0.65%	1.05%		2.70%	3.49%

Ratios to Average Net Assets:
Expenses	0.60%	0.60%	0.60%		0.60%	0.56%
Net investment income	0.55%	0.66%	1.04%		2.68%	3.47%
Expense waiver/reimbursement [3]	0.31%	0.28%	0.27%		0.27%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$283,783	$411,681	$781,245		$722,327	$725,796

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder service fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,003.30	$3.02
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.12	$3.05

1 Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At October 31, 2004, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	69.9%
Municipal Notes	30.1%
TOTAL	100.0%

At October 31, 2004, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	56.8%	Prime-1	90.7%
A-1	25.8%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	17.4%	Not rated by Moody's	9.3%
TOTAL	100.0%	TOTAL	100.0%

At October 31, 2004, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	69.9%
8-30 Days	2.7%
31-90 Days	8.4%
91-180 Days	13.0%
181 Days or more	6.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 7.2% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2004

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5% [1]
		Massachusetts--99.5%
$11,166,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT)/ (Series 1998-12) Weekly VRDNs (Massachusetts Water Resources Authority)/ (MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$11,166,000
3,300,000		Attleboro, MA, 2.00% BANs, 12/17/2004	3,303,486
2,071,000		Boxborough, MA, 2.00% BANs, 3/25/2005	2,078,513
18,330,332	[2,3]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 1997-2) Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	18,330,332
14,067,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 2000-2), 1.35% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 2/10/2005	14,067,000
10,200,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 2001-4), 1.60% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/10/2005	10,200,000
3,255,000	[2,3]	Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ)	3,255,000
4,975,000	[2,3]	Commonwealth of Massachusetts, MERLOTS (Series 2002-A9) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	4,975,000
2,970,000	[2,3]	Commonwealth of Massachusetts, PA-793 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,970,000
2,400,000	[2,3]	Commonwealth of Massachusetts, PA-798 Weekly VRDNs (Massachusetts Federal-Aid Highway Program)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,400,000
5,050,000	[2,3]	Commonwealth of Massachusetts, PUTTERs (Series 343) Weekly VRDNs (XL Capital Assurance Inc. INS)/(J.P. Morgan Chase & Co. LIQ)	5,050,000
2,000,000	[2,3]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FGIC, FSA INS) and JPMorgan Chase Bank LIQs)	2,000,000
8,580,000	[2,3]	Commonwealth of Massachusetts, ROCs (Series 1047) Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	8,580,000
6,260,000	[2,3]	Commonwealth of Massachusetts, Roaring Forks (Series 2003-10) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	6,260,000
2,785,000	[2,3]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2001-O) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	2,785,000
3,485,000	[2,3]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2002-c) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	3,485,000
4,000,000		Dover-Sherborn, MA Regional School District, 1.75% BANs, 11/12/2004	4,000,787
3,000,000		Fall River, MA, 2.00% BANs, 2/3/2005	3,006,089
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--continued
$6,882,000		Gloucester, MA, 3.00% BANs, 9/23/2005	$6,954,396
4,387,500		Haverhill, MA, 2.00% BANs (Fleet National Bank LOC), 12/3/2004	4,390,532
7,960,644	[2,3]	Koch Floating Rate Trust (Massachusetts Non-AMT)/(Series 1999-4) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	7,960,644
9,000,000		Lawrence, MA, 2.00% BANs, 12/23/2004	9,006,612
4,000,000		Malden, MA, 2.00% BANs, 11/24/2004	4,002,035
970,000	[2,3]	Massachusetts Bay Transit Authority Assessment Bonds, TICs/TOCs (Series 2004-D) Weekly VRDNs (Goldman Sachs Group, Inc. LIQ)	970,000
7,415,000		Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ)	7,415,000
3,500,000	[2,3]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,500,000
2,700,000	[2,3]	Massachusetts Bay Transportation Authority General Transportation System, PT-1218 Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,700,000
1,000,000	[2,3]	Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	1,000,000
2,450,000		Massachusetts Development Finance Agency Weekly VRDNs (YOU, Inc.)/(Lloyds TSB Bank PLC, London LOC)	2,450,000
2,000,000		Massachusetts Development Finance Agency, (Series 1998A) Weekly VRDNs (Shady Hill School)/(Citizens Bank of Massachusetts LOC)	2,000,000
6,200,000		Massachusetts Development Finance Agency, (Series 2000) Weekly VRDNs (Marine Biological Laboratory)/(Allied Irish Banks PLC LOC)	6,200,000
4,500,000		Massachusetts Development Finance Agency, (Series 2000) Weekly VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC)	4,500,000
7,400,000		Massachusetts Development Finance Agency, (Series 2001A) Weekly VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC)	7,400,000
3,000,000		Massachusetts Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC)	3,000,000
4,500,000		Massachusetts Development Finance Agency, (Series 2002) Weekly VRDNs (Justice Resource Institute)/(Fleet National Bank LOC)	4,500,000
2,000,000		Massachusetts Development Finance Agency, (Series 2002) Weekly VRDNs (The Rivers School)/(Citizens Bank of Massachusetts LOC)	2,000,000
5,000,000		Massachusetts Development Finance Agency, (Series 2004) Weekly VRDNs (Thayer Academy)/(Allied Irish Banks PLC LOC)	5,000,000
1,460,000		Massachusetts HEFA, (Series 1999) Weekly VRDNs (CIL Reality of Massachusetts)/(Dexia Credit Local LOC)	1,460,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--continued
$2,000,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Fleet National Bank LOC)	$2,000,000
8,150,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(Comerica Bank LOC)	8,150,000
2,860,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(Citizens Bank of Massachusetts LOC)	2,860,000
5,640,000		Massachusetts HEFA, (Series B) Weekly VRDNs (New England Carpenters Training Fund)/(Citizens Bank of Massachusetts LOC)	5,640,000
5,505,000	[2,3]	Massachusetts HEFA, Variable Rate Certificates (Series 2002-D) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ)	5,505,000
1,700,000		Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/(Fleet National Bank LOC)	1,700,000
4,269,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/(Fleet National Bank LOC)	4,269,000
2,330,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Fleet National Bank LOC)	2,330,000
6,575,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Mount Ida College)/(Fleet National Bank LOC)	6,575,000
3,065,000		Massachusetts IFA, (Series B) Weekly VRDNs (Williston North Hampton School)/(Fleet National Bank LOC)	3,065,000
2,240,000	[2,3]	Massachusetts State HFA, PT-162 Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	2,240,000
8,758,000	[2,3]	Massachusetts Turnpike Authority, Variable Rate Certificates (Series 1997N) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	8,758,000
15,400,000	[2,3]	Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly VRDNs (Wachovia Bank N.A. LIQ)	15,400,000
5,000,000	[2,3]	Massachusetts Water Resources Authority, Class A Certificates (Series 2002-208) Daily VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	5,000,000
6,000,000		Nashoba, MA Regional School District, 2.00% BANs, 12/3/2004	6,003,882
2,263,000		Newbury, MA, 2.00% BANs, 12/16/2004	2,265,338
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--continued
$6,000,000		North Adams, MA, 2.00% BANs, 2/25/2005	$6,016,018
3,500,000		Pelham, MA, 2.75% BANs, 9/2/2005	3,527,274
7,257,760		Plympton, MA, 3.00% BANs, 7/7/2005	7,313,439
2,920,000		Randolph, MA, 1.75% BANs, 3/4/2005	2,926,126
		TOTAL INVESTMENTS--99.5% (AT AMORTIZED COST) [4]	295,865,503
		OTHER ASSETS AND LIABILITITES - NET--0.5%	1,573,694
		TOTAL NET ASSETS--100%	$297,439,197

At October 31, 2004, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.00%	0.00%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $148,556,976 which represents 49.9% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, these securities amounted to $148,556,976 which represents 49.9% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	-- American Municipal Bond Assurance Corporation
AMT	-- Alternative Minimum Tax
BANs	-- Bond Anticipation Notes
FGIC	-- Financial Guaranty Insurance Company
FSA	-- Financial Security Assurance
HEFA	-- Health and Education Facilities Authority
HFA	-- Housing Finance Authority
IFA	-- Industrial Finance Authority
INS	-- Insured
LIQ	-- Liquidity Agreement
LOC	-- Letter of Credit
LOTS	--Liquidity Optional Tender Series
MER	-- Municipal Exempt Receipts
PUTTERs	-- Puttable Tax-Exempt Receipts
ROCs	-- Reset Option Certificates
TICs	-- Trust Inverse Certificates
TOBs	-- Tender Option Bonds
TOCs	-- Tender Option Certificates
TOPS	-- Trust Obligation Participating Securities
VRDNs	-- Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at amortized cost and value			$295,865,503
Cash			247,998
Income receivable			1,495,507
Receivable for shares sold			4,539
TOTAL ASSETS			297,613,547
Liabilities:
Payable for shares redeemed		$383
Income distribution payable		119,249
Payable for Directors'/ Trustees' fees		2,298
Payable for transfer and dividend disbursing agent fees and expenses		21,729
Payable for shareholder services fee (Note 5)		2,400
Accrued expenses		28,291
TOTAL LIABILITIES			174,350
Net assets for 297,444,401 shares outstanding			$297,439,197
Net Assets Consist of:
Paid-in capital			$297,444,612
Accumulated net realized loss on investments			(5,315)
Distributions in excess of net investment income			(100)
TOTAL NET ASSETS			$297,439,197
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$283,783,370 ÷ 283,786,940 shares outstanding, no par value, unlimited shares authorized			$1.00
Galaxy-BKB Shares:
$13,655,827 ÷ 13,657,461 shares outstanding, no par value, unlimited shares authorized	`		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Interest			$4,214,114
Expenses:
Investment adviser fee (Note 5)		$1,831,620
Administrative personnel and services fee (Note 5)		293,174
Custodian fees		13,813
Transfer and dividend disbursing agent fees and expenses-- Institutional Service Shares (Note 5)		89,581
Transfer and dividend disbursing agent fees and expenses--Galaxy-BKB Shares (Note 5)		7,967
Directors'/Trustees' fees		4,571
Auditing fees		14,394
Legal fees		11,910
Portfolio accounting fees (Note 5)		88,465
Shareholder services fee--Institutional Service Shares (Note 5)		870,134
Shareholder services fee--Galaxy-BKB Shares (Note 5)		45,676
Share registration costs		31,151
Printing and postage		49,421
Insurance premiums		9,810
Miscellaneous		1,836
TOTAL EXPENSES		3,363,523
Waivers (Note 5):
Waiver of investment adviser fee	$(233,818)
Waiver of administrative personnel and services fee	(14,035)
Waiver of transfer and dividend disbursing agent fees and expenses	(17,330)
Waiver of shareholder services fee--Institutional Service Shares	(835,329)
Waiver of shareholder services fee--Galaxy-BKB Shares	(45,676)
TOTAL WAIVERS		(1,146,188)
Net expenses			2,217,335
Net investment income			$1,996,779

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,996,779	$4,213,107
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(1,899,643)	(3,966,174)
Galaxy-BKB Shares	(97,316)	(246,853)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,996,959)	(4,213,027)
Share Transactions:
Proceeds from sale of shares	1,020,411,103	1,143,254,294
Net asset value of shares issued to shareholders in payment of distributions declared	1,061,660	2,904,372
Cost of shares redeemed	(1,163,308,245)	(1,536,759,358)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(141,835,482)	(390,600,692)
Change in net assets	(141,835,662)	(390,600,612)
Net Assets:
Beginning of period	439,274,859	829,875,471
End of period (including undistributed (distributions in excess of) net investment income of $(100) and $80, respectively)	$297,439,197	$439,274,859

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Galaxy-BKB Shares. The financial highlights of the Galaxy-BKB Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. For the year ended October 31, 2004, all of the Fund's distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $297,444,612.

The following table summarizes share activity:

Year Ended October 31	2004	2003
Institutional Service Shares:
Shares sold	1,016,709,483 1,016,709,483	1,127,418,779 1,127,418,779
Shares issued to shareholders in payment of distributions declared	964,343	2,657,519
Shares redeemed	(1,145,571,714)	(1,499,639,892)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(127,897,888)	(369,563,594)

Year Ended October 31	2004	2003
Galaxy-BKB Shares:
Shares sold	3,701,620	15,835,515
Shares issued to shareholders in payment of distributions declared	97,317	246,853
Shares redeemed	(17,736,530)	(37,119,466)
NET CHANGE RESULTING FROM GALAXY-BKB SHARE TRANSACTIONS	(13,937,593)	(21,037,098)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(141,835,481)	(390,600,692)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003, was as follows:

	2004	2003
Tax-exempt income	$1,996,959	$4,213,027

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$119,149
Capital loss carryforward	$5,315

At October 31, 2004, the Fund had a capital loss carryforward of $5,315 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$5,315

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with Fleet National Bank, the Fund will pay Fleet National Bank up to 0.25% of average daily net assets of the Fund's Galaxy-BKB Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSSC and Fleet National Bank may voluntarily choose to waive any portion of its fee. FSSC and Fleet National Bank can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $62,722, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $15,230, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended October 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $396,994,000 and $484,844,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2004, 67.2% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 17.8% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF MASSACHUSETTS MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Massachusetts Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Municipal Cash Trust of Money Market Obligations Trust at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Massachusetts Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N518

29519 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Maryland Municipal Cash Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:

Net investment income	0.005	0.006	0.011	0.027	0.035

Net realized loss on investments	(0.000)[1]	--	(0.000)[1]	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.005	0.006	0.011	0.027	0.035

Less Distributions:

Distributions from net investment income	(0.005)	(0.006)	(0.011)	(0.027)	(0.035)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.53%	0.59%	1.06%	2.72%	3.52%

Ratios to Average Net Assets:

Expenses	0.70%	0.70%	0.70%	0.70%	0.70%

Net investment income	0.54%	0.59%	1.06%	2.61%	3.50%

Expense waiver/reimbursement[3]	0.42%	0.29%	0.28%	0.32%	0.51%

Supplemental Data:

Net assets, end of period (000 omitted)	$83,202	$95,930	$118,149	$92,535	$68,610

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period[1]

Actual	$1,000	$1,003.10	$3.52

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.62	$3.56

1 Expenses are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At October 31, 2004, the Fund's portfolio composition1 was as follows:

Percentage of Total Investments[2]

Variable Rate Demand Instruments	82.1%

Municipal Notes	17.9%

TOTAL	100.0%

At October 31, 2004, the Fund's credit quality ratings composition3 was as follows:

S&P Short-Term Ratings[4] as Percentage of Total Investments[2]		Moody's Short-Term Ratings[5] as Percentage of Total Investments[2]

A-1+	27.6%	Prime-1	94.2%

A-1	62.3%

A-2	0.0%	Prime-2	0.0%

Not rated by S&P	10.1%	Not rated by Moody's	5.8%

TOTAL	100.0%	TOTAL	100.0%

At October 31, 2004, the Fund's effective maturity schedule6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments[2]

1-7 Days	79.6%

8-30 Days	4.9%

31-90 Days	9.7%

91-180 Days	0.0%

181 Days or more	5.8%

TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 5.8% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

OCTOBER 31, 2004

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.1%[1]
		Maryland--98.6%
$1,475,000		Baltimore County, MD IDA, (Series 1994A) Weekly VRDNs (Pitts Realty LP)/(PNC Bank, Delaware LOC)	$1,475,000
2,100,000		Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas SA LOC)	2,100,000
4,000,000		Baltimore County, MD Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,000,000
1,330,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,330,000
2,000,000		Calvert County, MD EDA, (Series 2001) Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank N.V. LOC)	2,000,000
400,000		Carroll County, MD, (Series 1995B) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	400,000
2,000,000		Carroll County, MD, (Series 1999B) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS)/(Branch Banking & Trust Co., Winston-Salem LIQ)	2,000,000
2,340,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance, LLC)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,340,000
1,000,000		Harford County, MD, (Series 1988) Weekly VRDNs (1001 Partnership Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,000,000
1,345,000		Harford County, MD, EDRB (Series 1996) Weekly VRDNs (Citrus and Allied Essences Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,345,000
3,000,000		Howard County, MD, (Series 2002-A) Weekly VRDNs (Columbia Vantage House Corp.)/(Lasalle Bank, N.A. LOC)	3,000,000
2,900,000		Maryland IDFA, (Series 1999), 1.50% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2004	2,900,000
1,700,000		Maryland Industrial Development Financing Authority, (Series 2002A) Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC)	1,700,000
2,500,000	[2,3]	Maryland State Community Development Administration, (PA-629R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,500,000
2,165,000		Maryland State Community Development Administration, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,165,000
3,500,000		Maryland State Community Development Administration, (Series 2003E), 1.25% TOBs, Mandatory Tender 12/21/2004	3,500,000
6,500,000	[2,3]	Maryland State Community Development Administration, (Series 2004 FR/RI-L59J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	6,500,000
2,670,000	[2,3]	Maryland State Community Development Administration, MERLOTS (Series 2001-B2) Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,670,000
1,935,000	[2,3]	Maryland State Community Development Administration, (PT-123), 1.20% TOBs (Svenska Handelsbanken, Stockholm LIQ), Optional Tender 11/18/2004	1,935,000
		SHORT-TERM MUNICIPALS--continued1
		Maryland--continued
$2,500,000		Maryland State Economic Development Corp., (1997 Issue) Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$2,500,000
1,750,000		Maryland State Economic Development Corp., (Series 1998) Weekly VRDNs (Morrison Health Care, Inc.)/(Wachovia Bank N.A. LOC)	1,750,000
1,700,000		Maryland State Economic Development Corp., (Series 2000) Weekly VRDNs (AFCO Cargo BWI II LLC)/(SunTrust Bank LOC)	1,700,000
2,800,000		Maryland State Economic Development Corp., (Series 2000) Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(Wachovia Bank N.A. LOC)	2,800,000
2,400,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	2,400,000
2,500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004) Weekly VRDNs (Annapolis Life Care, Inc.)/(Citizens Bank of Pennsylvania LOC)	2,500,000
3,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series A), 4.50% Bonds (Johns Hopkins Hospital), 8/1/2005	3,066,486
2,000,000		Maryland State IDFA, (1994 Issue) Weekly VRDNs (Baltimore International Culinary College Foundation, Inc.)/(SunTrust Bank LOC)	2,000,000
700,000		Maryland State, (1997, Second Series), 5.00% Bonds, 8/1/2005	718,253
2,000,000		Montgomery County, MD EDA, (Series 2002) Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC)	2,000,000
1,151,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,151,000
720,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC)	720,000
6,730,000	[2,3]	Northeast, MD Waste Disposal Authority, (PT-766) Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	6,730,000
2,045,000	[2,3]	Prince Georges County, MD Housing Authority Mortgage, (PT-1311) Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	2,045,000
1,000,000		Prince Georges County, MD, 5.00% Bonds, 10/1/2005	1,029,814
1,590,000		Queen Annes County, MD Economic Development Revenue, (Series 1994), 1.45% TOBs (Safeway Inc.)/(Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 12/1/2004	1,590,000
2,500,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,500,000

		TOTAL	82,060,553

		Puerto Rico--0.5%
370,000	[2,3]	Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ)	370,000

		TOTAL INVESTMENTS--99.1% (AT AMORTIZED COST)4	82,430,553

		OTHER ASSETS AND LIABILITIES--NET--0.9%	771,159

		TOTAL NET ASSETS--100%	$83,201,712

Securities that are subject to the federal alternative minimum tax (AMT) represent 52.5% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier

100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $22,750,000 which represents 27.3% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At October 31, 2004, these securities amounted to $22,750,000 which represents 27.3% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
GNMA	--Government National Mortgage Association
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 2004

Assets:

Total investments in securities, at amortized cost and value		$82,430,553

Cash		625,892

Income receivable		210,777

Receivable for shares sold		686

TOTAL ASSETS		83,267,908

Liabilities:

Payable for shares redeemed	$686

Income distribution payable	22,421

Payable for Directors'/Trustees' fee	162

Payable for shareholder services fee (Note 5)	18,513

Payable for transfer and dividend disbursing agent fees and expenses	14,025

Payable for legal fees	3,234

Payable for portfolio accounting fees	3,232

Payable for printing and postage	2,251

Accrued expenses	1,672

TOTAL LIABILITIES		66,196

Net assets for 83,206,738 shares outstanding		$83,201,712

Net Assets Consist of:

Paid in capital		$83,206,738

Accumulated net realized loss on investments		(4,753)

Distributions in excess of net investment income		(273)

TOTAL NET ASSETS		$83,201,712

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

$83,201,712 ÷ 83,206,738 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:

Interest			$964,577

Expenses:

Investment adviser fee (Note 5)		$388,184

Administrative personnel and services fee (Note 5)		150,000

Custodian fees		3,815

Transfer and dividend disbursing agent fees and expenses (Note 5)		24,370

Directors'/Trustees' fees		1,014

Auditing fees		13,527

Legal fees		13,533

Portfolio accounting fees (Note 5)		39,668

Shareholder services fee (Note 5)		194,092

Share registration costs		20,507

Printing and postage		12,565

Insurance premiums		7,787

Miscellaneous		702

TOTAL EXPENSES		869,764

Waivers (Note 5):

Waiver of investment adviser fee	$(285,362)

Waiver of administrative personnel and services fee	(24,225)

Waiver of transfer and dividend disbursing agent fees and expenses	(5,152)

Waiver of shareholder services fee	(7,764)

TOTAL WAIVERS		(322,503)

Net expenses			547,261

Net investment income			417,316

Net realized loss on investments			(3,234)

Change in net assets resulting from operations			$414,082

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003

Increase (Decrease) in Net Assets

Operations:

Net investment income	$417,316	$651,581

Net realized loss on investments	(3,234)	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	414,082	651,581

Distributions to Shareholders:

Distributions from net investment income	(417,405)	(651,765)

Share Transactions:

Proceeds from sale of shares	255,336,125	361,140,349

Net asset value of shares issued to shareholders in payment of distributions declared	294,945	481,872

Cost of shares redeemed	(268,356,524)	(383,840,423)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,725,454)	(22,218,202)

Change in net assets	(12,728,777)	(22,218,386)

Net Assets:

Beginning of period	95,930,489	118,148,875

End of period (including distributions in excess of net investment income of $(273) and $(184), respectively)	$83,201,712	$95,930,489

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Maryland and Maryland municipalities consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. For the year ended October 31, 2004, all of the Fund's distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (Trustees). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $83,206,738.

The following table summarizes share activity:

Year Ended October 31	2004	2003

Shares sold	255,336,125	361,140,349
Shares issued to shareholders in payment of distributions declared	294,945	481,872
Shares redeemed	(268,356,524)	(383,840,423)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(12,725,454)	(22,218,202)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003, was as follows:

	2004	2003

Tax-exempt income	$417,405	$651,765

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$22,147

Capital loss carryforward	$4,752

At October 31, 2004, the Fund had a capital loss carryforward of $4,752 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2007	$1,519

2012	$3,233

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $22,363, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $6,644, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended October 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $205,874,000 and $191,540,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2004, 70.5% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 19.4% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majori ty of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF MARYLAND MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Maryland Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Maryland Municipal Cash Trust of Money Market Obligations Trust at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional informat ion about the Trust's Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology)
(prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998

Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt fixed income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Maryland Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N286

29507 (12/04)

Federated is a registered mark of Federated Investors, Inc.
2004 ©Federated Investors, Inc.

Federated
World-Class Investment Manager

Michigan Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

Institutional Service Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.007	0.011		0.029	0.036
Net realized gain (loss) on investments	0.000 [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.007	0.011		0.029	0.036
Less Distributions:
Distributions from net investment income	(0.007)	(0.007)	(0.011)		(0.029)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.66%	0.70%	1.14%		2.90%	3.67%

Ratios to Average Net Assets:
Expenses	0.56%	0.56%	0.56%		0.56%	0.56%
Net investment income	0.64%	0.70%	1.11%		2.82%	3.61%
Expense waiver/reimbursement [3]	0.40%	0.39%	0.38%		0.40%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$180,631	$253,931	$268,992		$272,533	$194,058

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios, shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.009	0.013		0.030	0.038
Net realized gain (loss) on investments	0.000 [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.009	0.013		0.030	0.038
Less Distributions:
Distributions from net investment income	(0.008)	(0.009)	(0.013)		(0.030)	(0.038)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.83%	0.86%	1.30%		3.07%	3.84%

Ratios to Average Net Assets:
Expenses	0.40%	0.40%	0.40%		0.40%	0.40%
Net investment income	0.82%	0.86%	1.26%		2.97%	3.78%
Expense waiver/reimbursement [3]	0.56%	0.55%	0.54%		0.56%	0.57%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,332	$53,547	$61,181		$33,645	$18,604

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios, shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,003.80	$2.82
Institutional Shares	$1,000	$1,004.60	$2.02
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.32	$2.85
Institutional Shares	$1,000	$1,023.13	$2.03

1 Expenses are equal to the Fund's' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Service Shares	0.56%
Institutional Shares	0.40%

Portfolio of Investments Summary Tables

At October 31, 2004, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	73.4%
Municipal Notes	22.4%
Commercial Paper	4.2%
TOTAL	100.0%

At October 31, 2004, the Fund's credit quality ratings composition 3 was as follows:

S&P Short-Term Ratings [5] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	49.3%	Prime-1	89.6%
A-1	44.5%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	6.2%	Not rated by Moody's	10.4%
TOTAL	100.0%	TOTAL	100.0%

At October 31, 2004, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	79.6%
8-30 Days	3.9%
31-90 Days	0.0%
91-180 Days	1.8%
181 Days or more	14.7%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 6.2% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2004

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5% [1]
		Michigan--99.5%
$6,000,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/ (Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ)	$6,000,000
8,000,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/ (Series 2002-29), 1.70% TOBs (Detroit, MI City School District)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/11/2005	8,000,000
3,000,000	[2,3]	Adrian, MI City School District, ROCs (Series 2124), Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,000,000
3,300,000	[2,3]	Allen Park, MI Public School District, ROCs (Series 4007), Weekly VRDNs (Michigan State GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,300,000
2,215,000		Auburn Hills, MI EDC (Series 1995), Weekly VRDNs (Suburban Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC)	2,215,000
4,195,000	[2,3]	BNY Municipal Certificates Trust (Series 2002-BNY3), Weekly VRDNs (Mazda Motor Manufacturing (USA) Corp.)/(Bank of New York LIQ)/(Bank of New York LOC)	4,195,000
8,500,000		Brighton, MI Area School District (Series I), Zero-coupon Bonds (United States Treasury PRF), 5/1/2005 (@34.134)	2,882,157
200,000		Dearborn, MI Economic Development Corp. (Series 1990), Weekly VRDNs (Exhibit Productions, Inc.)/(Comerica Bank LOC)	200,000
9,000,000	[2,3]	Detroit, MI City School District, (PA-997R), 1.35% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/8/2005	9,000,000
3,485,000	[2,3]	Detroit, MI City School District, ROCs (Series 4004), Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,485,000
1,000,000	[2,3]	Detroit, MI City School District, Variable Rate Certificates (Series 2002H), Weekly VRDNs (FSA INS)/(Bank of America N.A., LIQ)	1,000,000
6,000,000	[2,3]	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P), Weekly VRDNs (FSA INS)/(Bank of America N.A., LIQ)	6,000,000
2,290,000	[2,3]	Detroit, MI Sewage Disposal System, MERLOTS (Series 2001-A103), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A., LIQ)	2,290,000
2,000,000	[2,3]	Detroit, MI Water Supply System, MERLOTS (Series 2000 D), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A., LIQ)	2,000,000
1,125,000		Detroit, MI, 2.00% Bonds (FSA INS), 4/1/2005	1,129,375
2,875,000		Farmington Hills, MI Economic Development Corp. Weekly VRDNs (Echo Park Learning Center)/(Standard Federal Bank, N.A., LOC)	2,875,000
1,885,000		Grand Rapids, MI Economic Development Corp. (Series 1991-B), Weekly VRDNs (Amway Hotel Corp.)/(Standard Federal Bank, N.A., LOC)	1,885,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Michigan--continued
$2,000,000		Grand Rapids, MI Economic Development Corp. (Series 1991-A), Weekly VRDNs (Amway Hotel Corp.)/(Standard Federal Bank, N.A., LOC)	$2,000,000
2,500,000		Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/(Bank One N.A., (Chicago) LOC)	2,500,000
2,095,000		Grand Rapids, MI IDR (Series 1999), Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A., LOC)	2,095,000
7,850,000		Huron County, MI Economic Development Corp. (Series 2001), Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC)	7,850,000
2,300,000		Jackson County, MI Public Schools, 2.45% TANs (Comerica Bank LOC), 5/23/2005	2,310,517
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC)	3,100,000
10,000,000		Michigan Municipal Bond Authority (Series B-1), 3.00% RANs, 8/19/2005	10,113,762
5,000,000	[2,3]	Michigan Municipal Bond Authority, AUSTIN (Series 2002F), Weekly VRDNs (Michigan Municipal Bond Authority Clean Water Revolving Fund)/(Bank of America N.A., LIQ)	5,000,000
10,000,000		Michigan State Building Authority (Series 3), 1.42% CP (Bank of New York LOC), Mandatory Tender 11/4/2004	10,000,000
3,000,000		Michigan State Building Authority, 5.00% Bonds, 4/15/2005	3,046,984
1,500,000	[2,3]	Michigan State Hospital Finance Authority, MERLOTS (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A., LIQ)	1,500,000
4,825,000		Michigan State Hospital Finance Authority, Revenue Bonds, 2.50% Bonds (Oakwood Obligated Group), 11/1/2004	4,825,000
8,200,000		Michigan State HDA, Weekly VRDNs (Woodland Meadows, MI)/(Bank One N.A., (Chicago) LOC)	8,200,000
4,500,000		Michigan State HDA, (2002 Series A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	4,500,000
5,600,000		Michigan State HDA (Series 2001A), Weekly VRDNs (Sand Creek Apartments)/(FHLB of Cincinnati LOC)	5,600,000
900,000		Michigan State HDA (Series 2001B), Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC)	900,000
1,875,000		Michigan State Strategic Fund, Weekly VRDNs (Ace Hi Displays, Inc.)/(Bank One N.A., (Chicago) LOC)	1,875,000
2,065,000		Michigan State Strategic Fund, Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A., LOC)	2,065,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Michigan--continued
$6,600,000		Michigan State Strategic Fund, Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC)	$6,600,000
900,000		Michigan State Strategic Fund, Weekly VRDNs (Bruin Land Holdings LLC)/ (Huntington National Bank, Columbus, OH LOC)	900,000
900,000		Michigan State Strategic Fund, Weekly VRDNs (Dynamic Plastics, Inc.)/ (Standard Federal Bank, N.A., LOC)	900,000
920,000		Michigan State Strategic Fund, Weekly VRDNs (Elbie & Sohn, Inc.)/(Standard Federal Bank, N.A., LOC)	920,000
2,855,000		Michigan State Strategic Fund, Weekly VRDNs (Elm Plating Co.)/(Comerica Bank LOC)	2,855,000
1,465,000		Michigan State Strategic Fund, Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Standard Federal Bank, N.A., LOC)	1,465,000
2,940,000		Michigan State Strategic Fund, Weekly VRDNs (Hess Industries, Inc.)/(Lasalle Bank, N.A., LOC)	2,940,000
975,000		Michigan State Strategic Fund, Weekly VRDNs (Moore Flame Cutting)/ (Standard Federal Bank, N.A., LOC)	975,000
3,595,000		Michigan State Strategic Fund, Weekly VRDNs (United Fixtures Co.)/ (Deutsche Bank AG LOC)	3,595,000
2,400,000		Michigan State Strategic Fund, Weekly VRDNs (Universal Tube, Inc.)/ (Standard Federal Bank, N.A., LOC)	2,400,000
1,540,000		Michigan State Strategic Fund (Series 1995), Weekly VRDNs (Bear Lake Associates Project)/(Fifth Third Bank, Michigan LOC)	1,540,000
230,000		Michigan State Strategic Fund (Series 1995), Weekly VRDNs (Hercules Drawn Steel Corporation Project)/(Key Bank, N.A., LOC)	230,000
510,000		Michigan State Strategic Fund (Series 1995), Weekly VRDNs (RSR Project)/(Fifth Third Bank, Michigan LOC)	510,000
4,710,000		Michigan State Strategic Fund (Series 1995), Weekly VRDNs (Wayne Disposal-Oakland, Inc.)/(Credit Suisse First Boston LOC)	4,710,000
200,000		Michigan State Strategic Fund (Series 1996), Weekly VRDNs (ACI Properties LLC Project)/(Comerica Bank LOC)	200,000
680,000		Michigan State Strategic Fund (Series 1996), Weekly VRDNs (Echo Properties LLC Project)/(Comerica Bank LOC)	680,000
425,000		Michigan State Strategic Fund (Series 1996), Weekly VRDNs (Inalfa-Hollandia, Inc.)/(Comerica Bank LOC)	425,000
2,700,000		Michigan State Strategic Fund (Series 1996), Weekly VRDNs (RMT Woodworth, Inc.)/(Comerica Bank LOC)	2,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Michigan--continued
$1,425,000		Michigan State Strategic Fund (Series 1997), Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Standard Federal Bank, N.A., LOC)	$1,425,000
1,905,000		Michigan State Strategic Fund (Series 1998), Weekly VRDNs (Monroe Publishing Co.)/(Comerica Bank LOC)	1,905,000
1,245,000		Michigan State Strategic Fund (Series 1998), Weekly VRDNs (Wolverine Leasing)/(Huntington National Bank, Columbus, OH LOC)	1,245,000
1,010,000		Michigan State Strategic Fund (Series 1998), Weekly VRDNs (Wolverine Printing)/(Huntington National Bank, Columbus, OH LOC)	1,010,000
2,425,000		Michigan State Strategic Fund (Series 1999), Weekly VRDNs (DW Aluminum LLC)/(Key Bank, N.A., LOC)	2,425,000
1,550,000		Michigan State Strategic Fund (Series 1999), Weekly VRDNs (Fab-All Manufacturing, Inc.)/(Wells Fargo Bank Minnesota N.A., LOC)	1,550,000
1,125,000		Michigan State Strategic Fund (Series 1999), Weekly VRDNs (J. G. Kern Enterprises, Inc.)/(Standard Federal Bank, N.A., LOC)	1,125,000
2,200,000		Michigan State Strategic Fund (Series 1999), Weekly VRDNs (R.M.D.H. Properties LLC)/(Huntington National Bank, Columbus, OH LOC)	2,200,000
5,475,000		Michigan State Strategic Fund (Series 2000), Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC)	5,475,000
6,453,000		Michigan State Strategic Fund (Series A), Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC)	6,453,000
761,000		Michigan State Strategic Fund (Series B), Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC)	761,000
290,000		Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Series 1995), Weekly VRDNs (Rowe Thomas Co.)/(Comerica Bank LOC)	290,000
2,155,000		Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Series 1995), Weekly VRDNs (J.R. Automation Technologies)/(Fifth Third Bank, Michigan LOC)	2,155,000
1,025,000		Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Series 1995), Weekly VRDNs (Welch Properties)/(Fifth Third Bank, Michigan LOC)	1,025,000
1,960,000		Oakland County, MI EDC (Series 1997), Weekly VRDNs (Stone Soap Co., Inc.)/(Standard Federal Bank, N.A., LOC)	1,960,000
1,890,000		Oakland County, MI EDC (Series 1998), Weekly VRDNs (Fox Manor, Inc.)/ (Allied Irish Banks PLC LOC)	1,890,000
6,515,000		Oakland County, MI EDC (Series 1998), Weekly VRDNs (Lourdes Assisted Living, Inc.)/(Allied Irish Banks PLC LOC)	6,515,000
2,695,000		Ottawa County, MI Economic Development Corp. (Series 1995B), Weekly VRDNs (Sunset Manor, Inc.)/(Lasalle Bank, N.A., LOC)	2,695,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Michigan--continued
$9,410,000	[2,3]	Oxford, MI Area Community Schools, MERLOTS (Series 2001-A117), 1.25% TOBs (Michigan State GTD)/(Wachovia Bank N.A., LIQ), Optional Tender 11/10/2004	$9,410,000
3,000,000		Waterford, MI School District, 3.00% TANs, 5/30/2005	3,022,805
2,570,000	[2,3]	Wayne County, MI, (PT-2128), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(WestLB AG (GTD) LIQ)	2,570,000
3,995,000	[2,3]	Wayne County, MI (Series 2000-383), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	3,995,000
7,240,000		Wayne County, MI, Airport Refunding Revenue Bonds (Series 1996A), Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Bayerische Landesbank Girozentrale LOC)	7,240,000
		TOTAL INVESTMENTS--99.5% (AT AMORTIZED COST) [4]	239,824,600
		OTHER ASSETS AND LIABILITIES - NET--0.5%	1,137,526
		TOTAL NET ASSETS--100%	$240,962,126

Securities that are subject to the federal alternative minimum tax (AMT) represent 47.4% of the portfolio as calculated based on total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $70,745,000 which represents 29.4% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At October 31, 2004, these securities amounted to $70,745,000 which represents 29.4% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	-- American Municipal Bond Assurance Corporation
AMT	-- Alternative Minimum Tax
CP	-- Commercial Paper
EDC	-- Economic Development Commission
FGIC	-- Financial Guaranty Insurance Company
FHLB	-- Federal Home Loan Bank
FSA	-- Financial Security Assurance
GTD	-- Guaranteed
HDA	-- Housing Development Authority
IDR	-- Industrial Development Revenue
INS	-- Insured
LIQ	-- Liquidity Agreement
LOC	-- Letter of Credit
MERLOTS	-- Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	-- Prerefunded
RANs	-- Revenue Anticipation Notes
ROCs	-- Reset Option Certificates
TANs	-- Tax Anticipation Notes
TOBs	-- Tender Option Bonds
TOPS	-- Trust Obligation Participating Securities
VRDNs	-- Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$239,824,600
Cash		449,813
Income receivable		848,157
Receivable for shares sold		26,951
TOTAL ASSETS		241,149,521
Liabilities:
Payable for shares redeemed	$11,952
Income distribution payable	75,497
Payable for transfer and dividend disbursing agent fees and expenses	53,114
Payable for portfolio accounting fees	10,774
Payable for shareholder services fee (Note 5)	24,929
Payable for registration fees	5,713
Accrued expenses	5,416
TOTAL LIABILITIES		187,395
Net assets for 240,978,210 shares outstanding		$240,962,126
Net Assets Consist of:
Paid in capital		$240,971,702
Accumulated net realized loss on investments		(9,199)
Distributions in excess of net investment income		(377)
TOTAL NET ASSETS		$240,962,126
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$180,630,518 ÷ 180,644,423 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$60,331,608 ÷ 60,333,787 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Interest			$3,436,271
Expenses:
Investment adviser fee (Note 5)		$1,418,807
Administrative personnel and services fee (Note 5)		227,096
Custodian fees		13,185
Transfer and dividend disbursing agent fees and expenses (Note 5)		172,313
Directors'/Trustees' fees		2,765
Auditing fees		14,632
Legal fees		8,602
Portfolio accounting fees (Note 5)		88,968
Distribution services fee--Cash II Shares (Note 5)		3,897
Shareholder services fee--Institutional Service Shares (Note 5)		547,740
Shareholder services fee--Institutional Shares (Note 5)		157,767
Shareholder services fee--Cash II Shares (Note 5)		3,897
Share registration costs		40,927
Printing and postage		28,286
Insurance premiums		8,803
Miscellaneous		1,029
TOTAL EXPENSES		2,738,714
Waivers (Note 5):
Waiver of investment adviser fee	$(841,957)
Waiver of administrative personnel and services fee	(10,869)
Waiver of transfer and dividend disbursing agent fees and expenses	(23,636)
Waiver of shareholder services fee--Institutional Service Shares	(197,186)
Waiver of shareholder services fee--Institutional Shares	(157,767)
Waiver of shareholder services fee--Cash II Shares	(1,403)
TOTAL WAIVERS		(1,232,818)
Net expenses			1,505,896
Net investment income			1,930,375
Net realized gain on investments			2,911
Change in net assets resulting from operations			$1,933,286

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,930,375	$2,411,376
Net realized gain on investments	2,911	6,369
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,933,286	2,417,745
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(1,411,907)	(1,895,676)
Institutional Shares	(513,833)	(472,366)
Cash II Shares	(5,194)	(43,152)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,930,934)	(2,411,194)
Share Transactions:
Proceeds from sale of shares	1,024,090,045	994,419,547
Net asset value of shares issued to shareholders in payment of distributions declared	1,328,379	1,763,917
Cost of shares redeemed	(1,098,414,371)	(1,022,802,110)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(72,995,947)	(26,618,646)
Change in net assets	(72,993,595)	(26,612,095)
Net Assets:
Beginning of period	313,955,721	340,567,816
End of period (including undistributed (distributions in excess of) net investment income of $(377) and $182, respectively)	$240,962,126	$313,955,721

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of the
Michigan Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. Prior to April 23, 2004, the Fund also offered Cash II Shares. The primary investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Michigan consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. For the year ended October 31, 2004, all of the Fund's distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $240,971,702.

The following table summarizes share activity:

Year Ended October 31	2004	2003
Institutional Service Shares:
Shares sold	533,749,307	725,674,738
Shares issued to shareholders in payment of distributions declared	1,122,020	1,604,398
Shares redeemed	(608,173,190)	(742,345,552)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(73,301,863)	(15,066,416)

Year Ended October 31	2004	2003
Institutional Shares:
Shares sold	482,134,981	240,300,765
Shares issued to shareholders in payment of distributions declared	206,359	155,656
Shares redeemed	(475,557,226)	(248,092,467)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,784,114	(7,636,046)

Year Ended October 31	2004 [1]	2003
Cash II Shares:
Shares sold	8,205,757	28,444,044
Shares issued to shareholders in payment of distributions declared	--	3,863
Shares redeemed	(14,683,955)	(32,364,091)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(6,478,198)	(3,916,184)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(72,995,947)	(26,618,646)

1 Effective April 23, 2004, the Fund no longer offered Cash II Shares.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003, was as follows:

	2004	2003
Tax-exempt income	$1,930,934	$2,411,194

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$75,120
Capital loss carryforward	$9,200

At October 31, 2004, the Fund had a capital loss carryforward of $9,200 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Invesment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adivser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS) under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund compensated Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale of the these Shares. The Plan provided that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares and Cash II Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 Federated Services Company (FServ) through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $120,255, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $15,418, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended October 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $370,143,000 and $412,228,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2004, 82.7% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.1% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-
sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF MICHIGAN MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Michigan Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Michigan Municipal Cash Trust of Money Market Obligations Trust at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods therein, in conformity with United States generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of
Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated
Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated
Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated
Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations : Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Michigan Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N377
Cusip 60934N385

29508 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Minnesota Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:

Net investment income	0.009	0.009	0.014	0.031	0.039

Net realized loss on investments	(0.000)[1]	--	(0.000)[1]	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.009	0.009	0.014	0.031	0.039

Less Distributions:

Distributions from net investment income	(0.009)	(0.009)	(0.014)	(0.031)	(0.039)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.88%	0.92%	1.37%	3.12%	3.93%

Ratios to Average Net Assets:

Expenses	0.33%	0.33%	0.33%	0.31%	0.30%

Net investment income	0.86%	0.91%	1.36%	3.05%	3.84%

Expense waiver/reimbursement[3]	0.48%	0.46%	0.47%	0.51%	0.51%

Supplemental Data:

Net assets, end of period (000 omitted)	$279,622	$379,064	$327,388	$303,131	$262,975

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:

Net investment income	0.004	0.004	0.009	0.026	0.034

Net realized loss on investments	(0.000)[1]	--	(0.000)[1]	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.004	0.004	0.009	0.026	0.034

Less Distributions:

Distributions from net investment income	(0.004)	(0.004)	(0.009)	(0.026)	(0.034)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.38%	0.42%	0.86%	2.61%	3.41%

Ratios to Average Net Assets:

Expenses	0.83%	0.83%	0.83%	0.81%	0.80%

Net investment income	0.36%	0.43%	0.86%	2.56%	3.35%

Expense waiver/reimbursement[3]	0.48%	0.46%	0.47%	0.51%	0.51%

Supplemental Data:

Net assets, end of period (000 omitted)	$157,622	$174,836	$222,013	$286,978	$219,903

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period[1]

Actual:

Institutional Shares	$1,000	$1,004.90	$1.66

Cash Series Shares	$1,000	$1,002.40	$4.18

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,023.48	$1.68

Cash Series Shares	$1,000	$1,020.96	$4.22

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.33%

Cash Series Shares	0.83%

Portfolio of Investments Summary Tables

At October 31, 2004, the Fund's portfolio composition1 was as follows:

Percentage of Total Investments[2]

Variable Rate Demand Instruments	78.9%

Municipal Notes	10.7%

Commercial Paper	10.4%

TOTAL	100.0%

At October 31, 2004, the Fund's credit quality ratings3 composition was as follows:

S&P Short-Term Ratings[4] as Percentage of Total Investments[2]		Moody's Short-Term Ratings[5] as Percentage of Total Investments[2]

A-1+	47.8%	Prime-1	96.4%

A-1	48.6%

A-2	0.0%	Prime-2	0.0%

Not rated by S&P	3.6%	Not rated by Moody's	3.6%

TOTAL	100.0%	TOTAL	100.0%

At October 31, 2004, the Fund's effective maturity6 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments[2]

1-7 Days	78.9%

8-30 Days	7.9%

31-90 Days	3.7%

91-180 Days	2.2%

181 Days or more	7.3%

TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 3.6% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2004

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.7%[1]
		Minnesota--97.4%
$10,255,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)/(Series 2000-8), Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$10,255,000
7,225,000		Avon, MN, (Series 1998) Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC)	7,225,000
2,855,000		Blaine, MN, IDRBs,(Series 1996) Weekly VRDNs (S & S of Minnesota LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	2,855,000
300,000		Bloomington, MN, IDRB (Series 1995) Weekly VRDNs (Now Technologies, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	300,000
865,000		Byron, MN Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank Minnesota N.A. LOC)	865,000
7,300,000		Center City, MN, (Series 2000) Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC)	7,300,000
3,000,000		Center City, MN, (Series 2002) Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC)	3,000,000
955,000		Chanhassen, MN IDA, (Series 1995) Weekly VRDNs (Building Management Group LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	955,000
2,815,000		Chaska, MN, (Series 2004) Weekly VRDNs (Lifecore Biomedical, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	2,815,000
3,400,000		Coon Rapids, MN, (Series 2003A) Weekly VRDNs (Crest Oaks Apartments)/(Lasalle Bank, N.A. LOC)	3,400,000
2,350,000		Cottage Grove, MN, IDR Refunding Bonds (Series 1995) Weekly VRDNs (SUPERVALU, Inc.)/(Wachovia Bank N.A. LOC)	2,350,000
14,500,000	[2,3]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	14,500,000
15,875,000	[2,3]	Dakota County, MN Community Development Agency, PT-484 Weekly VRDNs (Southview Gables Apartments)/(FHLMC GTD)/(FHLMC LIQ)	15,875,000
18,680,000	[2,3]	Dakota County, Washington County & Anoka City, MN Housing & Redevelopment Authority, MERLOTS (Series H) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	18,680,000
4,325,000		Eagan, MN, (Series 2003 A-1) Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC)	4,325,000
585,000		Eden Prairie, MN IDA Weekly VRDNs (Richard W. Cohen)/(Wells Fargo Bank Minnesota N.A. LOC)	585,000
630,000		Eden Prairie, MN IDA, (Series 1996) Weekly VRDNs (Challenge Printing, Inc.)/(U.S. Bank, N.A. LOC)	630,000
1,030,000		Eden Prairie, MN IDA, (Series 1995) Weekly VRDNs (Robert Lothenbach)/(Wells Fargo Bank Minnesota N.A. LOC)	1,030,000
4,000,000		Eden Prairie, MN Independent School District No. 272, 2.75% TRANs (Minnesota State GTD), 9/26/2005	4,036,024
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$6,000,000		Eden Prairie, MN Multifamily Housing, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Lasalle Bank, N.A. LOC)	$6,000,000
1,200,000		Edgerton, MN, (Series 1998) Weekly VRDNs (Fey Industries, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,200,000
2,175,000		Farmington, MN, (Series 1996) Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,175,000
2,750,000		Hennepin County, MN, (Series 1996C) Weekly VRDNs	2,750,000
2,500,000		Kasson-Mantorville, MN Independent School District No. 204, 3.00% TRANs (Minnesota State GTD), 9/5/2005	2,526,872
3,200,000		Lino Lakes, MN, (Series 1997) Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,200,000
1,910,000		Lino Lakes, MN, (Series 1998) Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,910,000
585,000		Maple Grove, MN, (Series 1998) Weekly VRDNs (Spancrete Midwest Co.)/(Wells Fargo Bank Minnesota N.A. LOC)	585,000
650,000		Maplewood, MN, (Series 1997) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank Minnesota N.A. LOC)	650,000
2,820,000		Mendota Heights, MN, (Series 1999) Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC LOC)	2,820,000
1,275,000		Metropolitan Council, MN, (Series A), 3.50% Bonds, 3/1/2005	1,285,392
700,000		Minneapolis, MN, (Series 1996) Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC)	700,000
10,000,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(Federal Home Loan Mortgage Corp. LOC)	10,000,000
10,625,000		Minneapolis/St. Paul, MN Housing Finance Board, City Living Home Programs (Series 2003 A-1), 2.04% TOBs (AIG Funding, Inc.), Mandatory Tender 5/2/2005	10,625,000
13,955,000	[2,3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (MERLOTS Series 2000ZZ) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	13,955,000
9,935,000	[2,3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-1174) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	9,935,000
5,390,000	[2,3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-1442) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	5,390,000
1,810,000	[2,3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-727) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	1,810,000
3,710,000	[2,3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (SGA 121) Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	3,710,000
2,815,000	[2,3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001) Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	2,815,000
3,370,000		Minnesota Agricultural and Economic Development Board, (Series 1996) Weekly VRDNs (Evangelical Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC)	3,370,000
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$4,000,000		Minnesota State HFA, (2003 Series M), 1.20% TOBs, Mandatory Tender 12/23/2004	$4,000,000
7,000,000		Minnesota State HFA, (2004 Series G) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ)	7,000,000
2,575,000	[2,3]	Minnesota State HFA, (MERLOTS Series 2001-B3) Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,575,000
2,210,000	[2,3]	Minnesota State HFA, (PA-1256) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,210,000
3,745,000		Minnesota State HFA, (Series D), 1.25% TOBs, Mandatory Tender 5/18/2005	3,745,000
3,205,000	[2,3]	Minnesota State HFA, ROCs (Series 176) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	3,205,000
4,990,000	[2,3]	Minnesota State HFA, (Series 2002) FR/RI-L35J Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	4,990,000
1,465,000		Minnesota State Higher Education Facility Authority, (Series 5-L) Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)	1,465,000
1,000,000		Minnesota State Higher Education Facility Authority, (Series Five-C) Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)	1,000,000
3,250,000		Minnesota State Higher Education Facility Authority, (Series Five-V) Weekly VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC)	3,250,000
3,750,000		Minnesota State Higher Education Facility Authority, (Series Four-S) Weekly VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC)	3,750,000
500,000	[2,3]	Minnesota State, Floater Certificates (Series 2001-719) Weekly VRDNs (Morgan Stanley LIQ)	500,000
4,920,000	[2,3]	Minnesota State, ROCs (Series 1031) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	4,920,000
5,900,000		Minnetonka, MN, Multi-Family Housing Revenue Refunding Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(National Bank of Canada, Montreal LOC)	5,900,000
1,850,000		New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A. LOC)	1,850,000
5,100,000		North Suburban, MN Hospital District, (Series 2002) Weekly VRDNs (Woodfield LP)/(Marshall & Ilsley Bank, Milwaukee LOC)	5,100,000
2,685,000	[2,3]	Northern Municipal Power Agency, MN, ROCs (Series 32) Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	2,685,000
4,995,000	[2,3]	Northern Municipal Power Agency, MN, Floater Certificates (Series 1998-46), 1.17% TOBs (FSA INS)/(Morgan Stanley LIQ), Optional Tender 2/3/2005	4,995,000
1,500,000		Olmsted County, MN, (Series 2002) Weekly VRDNs (Madonna Meadows of Rochester)/(Lasalle Bank, N.A. LOC)	1,500,000
815,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	815,000
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC)	$4,965,000
13,000,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003A) Weekly VRDNs (Gateway Apartments LP)/(Lasalle Bank, N.A. LOC)	13,000,000
9,130,000	[2,3]	Rochester, MN Health Care Facility Authority, (Series 1998-177) Weekly VRDNs (Mayo Foundation)/(Morgan Stanley LIQ)	9,130,000
21,000,000		Rochester, MN Health Care Facility Authority, (Series 2000A), 1.70% CP (Mayo Foundation)/(Chase Manhattan Bank (USA) N.A., Wilmington LIQ), Mandatory Tender 11/18/2004	21,000,000
13,500,000		Rochester, MN Health Care Facility Authority, (Series 2000B), 1.70% CP (Mayo Foundation)/(U.S. Bank, N.A. LIQ), Mandatory Tender 11/17/2004	13,500,000
3,500,000		Rochester, MN Mulifamily Housing, (Series 2003A) Weekly VRDNs (Eastridge Estates)/(FNMA LOC)	3,500,000
3,000,000		Rockford, MN, (Series 1999) Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,000,000
1,640,000		Rogers, MN IDA, IDRB Weekly VRDNs (DAC Development LLC Project)/(Wells Fargo Bank Minnesota N.A. LOC)	1,640,000
4,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC)	4,000,000
5,455,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank Minnesota N.A. LOC)	5,455,000
10,900,000		Southern Minnesota Municipal Power Agency, 1.55% CP, Mandatory Tender 1/12/2005	10,900,000
2,500,000	[2,3]	Southern Minnesota Municipal Power Agency, PUTTERs (Series 303) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	2,500,000
13,445,000	[2,3]	Southern Minnesota Municipal Power Agency, ROCs (Series 189 II) Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	13,445,000
7,000,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(Lasalle Bank, N.A. LOC)	7,000,000
207,500		St. Cloud, MN Housing & Redevelopment Authority, Revenue Refunding Bonds (Series 1994B) Weekly VRDNs (Coborn's, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	207,500
2,755,000		St. Joseph, MN, Vicwest (Series 2002) Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC)	2,755,000
6,260,000		St. Louis Park, MN, (Series 2002A) Weekly VRDNs (West Suburban Partners VII LP)/(Lasalle Bank, N.A. LOC)	6,260,000
5,565,000		St. Louis Park, MN, (Series 2003) Weekly VRDNs (Westwind Apartments)/(FNMA LOC)	5,565,000
3,200,000		St. Michael, MN, (Series 1999) Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,200,000
5,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A) Weekly VRDNs (St. Paul Leased Housing Associates I)/(Lasalle Bank, N.A. LOC)	5,000,000
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$3,200,000		St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC)	$3,200,000
300,000		St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (United Way)/(U.S. Bank, N.A. LOC)	300,000
1,800,000		St. Paul, MN Housing & Redevelopment Authority, (1995 Series I) Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC)	1,800,000
3,000,000		St. Paul, MN Port Authority, (2003-13-Series T) Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC)	3,000,000
4,100,000		St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A. LOC)	4,100,000
1,200,000		St. Paul, MN Port Authority, (Series 1998A) Weekly VRDNs (Bix Fruit Co.)/(Marshall & Ilsley Bank, Milwaukee LOC)	1,200,000
2,250,000		St. Paul, MN Port Authority, District Heating Revenue Bonds (Series 2003-4 H) Weekly VRDNs (Dexia Credit Local LOC)	2,250,000
2,500,000		St. Paul, MN Port Authority, Variable Rate Demand IDRBs (Series 1998A) Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC)	2,500,000
7,880,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Lasalle Bank, N.A. LOC)	7,880,000
2,200,000		Waite Park, MN, (Series 2000) Weekly VRDNs (Ben's Tool & Ironworks)/(Wells Fargo Bank, N.A. LOC)	2,200,000
2,260,000		Washington County, MN, 2.00% Bonds, 2/1/2005	2,264,766
1,070,000		Wayzata, MN Independent School District No. 284, (Series A), 4.00% Bonds (Minnesota State GTD), 2/1/2005	1,077,904
1,200,000		Wells, MN, 1.60% TOBs (Stokely, Inc.)/(Wachovia Bank N.A. LOC), Optional Tender 12/1/2004	1,200,000
145,000		White Bear, MN Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC)	145,000
820,000		Willow River, MN Independent School District No. 577, (Series B), 3.00% TANs (Minnesota State GTD), 8/6/2005	827,639
2,335,000		Winnebago, MN, (Series 1999) Weekly VRDNs (Dixie Carbonic, Inc.)/(Bank One N.A. (Chicago) LOC)	2,335,000
		TOTAL	426,151,097
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--2.3%
$6,000,000	[2,3]	Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139), 1.88% TOBs (AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 10/20/2005	$6,000,000
4,000,000	[2,3]	Puerto Rico Infrastructure Financing Authority, (Series 2000-483), 1.83% TOBs (Puerto Rico Infrastructure Financing Authority, Special Obligation 2000A)/(Morgan Stanley LIQ), Optional Tender 10/13/2005	4,000,000

		TOTAL	10,000,000

		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST)[4]	436,151,097

		OTHER ASSETS AND LIABILITIES--NET--0.3%	1,093,214

		TOTAL NET ASSETS--100%	$437,244,311

Securities that are subject to the federal alternative minimum tax (AMT) represent 48.2% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At October 31, 2004, the portfolio securities were rated as follows: Tier Rating Percentages Based on Total Market Value.

First Tier	Second Tier

100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $158,080,000 which represents 36.2% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At October 31, 2004, these securities amounted to $158,080,000 which represents 36.2% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Oligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:

Total investments in securities, at amortized cost and value		$436,151,097

Cash		334,667

Income receivable		1,179,182

Receivable for shares sold		1,503

TOTAL ASSETS		437,666,449

Liabilities:

Payable for shares redeemed	$1,505

Income distribution payable	288,903

Payable for distribution services fee (Note 5)	32,769

Payable for shareholder services fee (Note 5)	32,767

Payable for transfer and dividend disbursing agent fees and expenses	43,457

Payable for portfolio accounting fees	9,359

Accrued expenses	13,378

TOTAL LIABILITIES		422,138

Net assets for 437,265,579 shares outstanding		$437,244,311

Net Assets Consist of:

Paid in capital		$437,265,539

Accumulated net realized loss on investments		(21,719)

Undistributed net investment income		491

TOTAL NET ASSETS		$437,244,311

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Institutional Shares:

$279,622,340 ÷ 279,639,352 shares outstanding, no par value, unlimited shares authorized		$1.00

Cash Series Shares:

$157,621,971 ÷ 157,626,227 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:

Interest			$5,923,062

Expenses:

Investment adviser fee (Note 5)		$1,978,298

Administrative personnel and services fee (Note 5)		395,836

Custodian fees		21,460

Transfer and dividend disbursing agent fees and expenses (Note 5)		191,697

Directors'/Trustees' fees		3,641

Auditing fees		14,296

Legal fees		14,635

Portfolio accounting fees (Note 5)		102,786

Distribution services fee--Cash Series Shares (Note 5)		871,561

Shareholder services fee--Institutional Shares (Note 5)		800,656

Shareholder services fee--Cash Series Shares (Note 5)		435,780

Share registration costs		35,193

Printing and postage		20,801

Insurance premiums		10,370

Miscellaneous		2,751

TOTAL EXPENSES		4,899,761

Waivers (Note 5):

Waiver of investment adviser fee	$(1,091,531)

Waiver of administrative personnel and services fee	(18,971)

Waiver of transfer and dividend disbursing agent fees and expenses	(24,932)

Waiver of distribution services fee--Cash Series Shares	(435,780)

Waiver of shareholder services fee--Institutional Shares	(800,656)

TOTAL WAIVERS		(2,371,870)

Net expenses			2,527,891

Net investment income			3,395,171

Net realized loss on investments			(19,199)

Change in net assets resulting from operations			$3,375,972

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003

Increase (Decrease) in Net Assets

Operations:

Net investment income	$3,395,171	$4,259,046

Net realized loss on investments	(19,199)	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,375,972	4,259,046

Distributions to Shareholders:

Distributions from net investment income

Institutional Shares	(2,763,434)	(3,407,036)

Cash Series Shares	(631,372)	(851,884)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,394,806)	(4,258,920)

Share Transactions:

Proceeds from sale of shares	1,051,253,286	1,065,825,625

Net asset value of shares issued to shareholders in payment of distributions declared	946,920	1,150,368

Cost of shares redeemed	(1,168,836,696)	(1,062,477,997)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(116,636,490)	4,497,996

Change in net assets	(116,655,324)	4,498,122

Net Assets:

Beginning of period	553,899,635	549,401,513

End of period (including undistributed net investment income of $491 and $126, respectively)	$437,244,311	$553,899,635

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the regular personal income tax imposed by the state of Minnesota consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Lossses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. For the year ended October 31, 2004, all of the Fund's distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $437,265,539.

The following table summarizes share activity:

Year Ended October 31	2004	2003

Institutional Shares:

Shares sold	650,995,673	760,613,140

Shares issued to shareholders in payment of distributions declared	316,031	299,774

Shares redeemed	(750,739,729)	(709,235,557)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(99,428,025)	51,677,357

Year Ended October 31	2004	2003

Cash Series Shares:

Shares sold	400,257,613	305,212,485

Shares issued to shareholders in payment of distributions declared	630,889	850,594

Shares redeemed	(418,096,967)	(353,242,440)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(17,208,465)	(47,179,361)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(116,636,490)	4,497,996

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003, was as follows:

	2004	2003

Tax-exempt income	$3,394,806	$4,258,920

As of October 31, 2004, the componets of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$289,394

Capital loss carryforward	$21,719

At October 31, 2004, the Fund had a capital loss carryforward of $21,719 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire follows:

Expiration Year	Expiration Amount

2010	$ 2,520

2012	$19,199

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company the Fund's investment adviser (the "Adviser") receives for its services and annual investment adviser fee equal to 0.40%. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.50% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FSSC, the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $121,509, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $17,195, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended October 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $641,610,000 and $674,715,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2004, 61.9% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.5% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF MINNESOTA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Minnesota Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Minnesota Municipal Cash Trust of Money Market Obligations Trust at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional informat ion about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998

Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt fixed income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Minnesota Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N484
Cusip 60934N492

29368 (12/04)

Federated is a registered mark of Federated Investors, Inc.
2004 © Federated Investors, Inc.

Federated
World-Class Investment Manager

New Jersey Municipal
Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.006	0.011	0.028	0.035
Net realized loss on investments	(0.000)[1]	--	(0.000)[1]	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.006	0.006	0.011	0.028	0.035

Less Distributions:
Distributions from net investment income	(0.006)	(0.006)	(0.011)	(0.028)	(0.035)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.60%	0.64%	1.07%	2.83%	3.56%

Ratios to Average Net Assets:

Expenses	0.60%	0.60%	0.60%	0.60%	0.55%

Net investment income	0.58%	0.65%	1.06%	2.72%	3.49%

Expense waiver/reimbursement[3]	0.26%	0.24%	0.21%	0.23%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$77,824	$84,452	$126,418	$135,901	$99,502

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.005	0.010	0.027	0.034
Net realized loss on investments	(0.000)[1]	--	(0.000)[1]	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.005	0.005	0.010	0.027	0.034

Less Distributions:
Distributions from net investment income	(0.005)	(0.005)	(0.010)	(0.027)	(0.034)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.50%	0.54%	0.97%	2.73%	3.45%

Ratios to Average Net Assets:

Expenses	0.70%	0.70%	0.70%	0.70%	0.65%

Net investment income	0.49%	0.53%	0.96%	2.66%	3.43%

Expense waiver/reimbursement[3]	0.26%	0.24%	0.21%	0.23%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$157,491	$149,311	$147,500	$92,402	$66,310

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and\or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period[1]

Actual:

Institutional Shares	$1,000	$1,003.50	$3.02

Institutional Service Shares	$1,000	$1,003.00	$3.52

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,022.12	$3.05

Institutional Service Shares	$1,000	$1,021.62	$3.56

1 Expenses are equal to the Fund's' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.60%

Institutional Service Shares	0.70%

Portfolio of Investments Summary Tables

At October 31, 2004, the Fund's portfolio composition1 was as follows:

Percentage of Total Investments[2]

Variable Rate Demand Instruments	70.3%

Municipal Notes	27.6%

Commercial Paper	2.1%

TOTAL	100.0%

At October 31, 2004, the Fund's credit quality ratings composition3 was as follows:

S&P Long-Term Ratings[4] as Percentage of Total Investments[2]		Moody's Short-Term Ratings[5] as Percentage of Total Investments[2]

A-1+	21.1%	Prime-1	72.8%
A-1	44.9%
A-2	9.0%	Prime-2	0.0%
Not rated by S&P	25.0%	Not rated by Moody's	27.2%

TOTAL	100%	TOTAL	100%

At October 31, 2004, the Fund's effective maturity schedule6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments[2]

1-7 Days	70.3%
8-30 Days	1.4%
31-90 Days	14.5%
91-180 Days	3.2%
181 Days or more	10.6%

TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 25.0% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2004

Principal Amount			Value

		SHORT-TERM MUNICIPALS--100.4%[1]
		New Jersey--95.1%
$6,660,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (New York and New Jersey Non-AMT)/(Series 2000-19) Weekly VRDNs (Port Authority of New York and New Jersey)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$6,660,000
4,900,000	[2,3]	Camden County, NJ Improvement Authority, (Series 1996) Weekly VRDNs (Parkview Redevelopment Housing Project)/(General Electric Capital Corp. LOC)	4,900,000
1,800,000		Clark Township, NJ Board of Education, 2.75% BANs, 11/22/2004	1,801,376
6,900,000	[2,3]	Delaware River Port Authority, MERLOTS (Series 2000 B4) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,900,000
7,960,000	[2,3]	Delaware River and Bay Authority, MERLOTS (Series 2000 B8) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	7,960,000
7,872,000		East Brunswick Township, NJ, 2.50% BANs, 1/8/2005	7,881,929
2,000,000		Ewing Township, NJ Board of Education, 3.00% TANs, 6/21/2005	2,016,240
1,580,000		Ewing Township, NJ, 2.00% BANs, 1/28/2005	1,583,006
1,100,000		Gibbsboro, NJ, 3.00% TANs, 1/14/2005	1,103,189
2,835,825		Haddonfield, NJ, 3.00% BANs, 7/29/2005	2,863,675
2,600,000		Hoboken, NJ, 2.00% BANs, 12/15/2004	2,601,806
2,000,000		Keyport Borough, NJ, 2.75% BANs, 8/11/2005	2,014,402
2,458,200		Lower Township, NJ, 2.00% BANs, 12/17/2004	2,460,795
1,500,000		Middlesex County, NJ PCFA Weekly VRDNs (FMC Gold Co.)/(Wachovia Bank N.A. LOC)	1,500,000
3,525,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC)	3,525,000
1,425,000		New Jersey EDA Weekly VRDNs (Erasteel, Inc.)/(Svenska Handelsbanken, Stockholm LOC)	1,425,000
1,540,000		New Jersey EDA Weekly VRDNs (Jewish Community Center of Middlesex County)/(Commerce Bank NA, Cherry Hill, NJ LOC)	1,540,000
1,940,000		New Jersey EDA Weekly VRDNs (Maroukian Realty LLC)/(Commerce Bank NA, Cherry Hill, NJ LOC)	1,940,000
4,568,000		New Jersey EDA Weekly VRDNs (Meridan Health Care)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,568,000
260,000		New Jersey EDA, (1994 Series A), 2.05% TOBs (A.F.L. Quality, Inc.)/(Fleet National Bank LOC) 7/1/2005	260,000
55,000		New Jersey EDA, (1994 Series B), 2.10% TOBs (Two Univac LLC)/(Fleet National Bank LOC) 7/1/2005	55,000
1,455,000		New Jersey EDA, (2000 Project) Weekly VRDNs (Fisk Alloy Wire Incorporated and Affiliates)/(Wachovia Bank N.A. LOC)	1,455,000
$635,000		New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/(BNP Paribas SA LOC)	$635,000
425,000		New Jersey EDA, (Series 1992L) Weekly VRDNs (Kent Place School)/(BNP Paribas SA LOC)	425,000
3,500,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty Partners)/(Wachovia Bank N.A. LOC)	3,500,000
1,000,000		New Jersey EDA, (Series 1997) Weekly VRDNs (UJA Federation of Bergan County and North Hudson, Inc.)/(Bank of New York LOC)	1,000,000
1,175,000		New Jersey EDA, (Series 1998) Weekly VRDNs (Deutscher Realty Co. LLC)/(JPMorgan Chase Bank LOC)	1,175,000
500,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC)	500,000
2,000,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(PNC Bank, N.A. LOC)	2,000,000
1,285,000		New Jersey EDA, (Series 1999) Weekly VRDNs (Richmond Industries, Inc. and Richmond Realty LLC)/(Commerce Bank NA, Cherry Hill, NJ LOC)	1,285,000
4,425,000		New Jersey EDA, (Series 1999) Weekly VRDNs (VOADV Property, Inc.)/(Commerce Bank NA, Cherry Hill, NJ LOC)	4,425,000
6,610,000		New Jersey EDA, (Series 2000) Weekly VRDNs (Rose Hill Associates LLC)/(Commerce Bank NA, Cherry Hill, NJ LOC)	6,610,000
5,780,000		New Jersey EDA, (Series 2000), 1.45% TOBs (Dallas Airmotive, Inc.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2004	5,780,000
2,000,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Diocese of Metuchen)/(Fleet National Bank LOC)	2,000,000
1,000,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank N.A. LOC)	1,000,000
1,800,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC)	1,800,000
3,240,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC)	3,240,000
2,100,000		New Jersey EDA, (Series 2002) Weekly VRDNs (Bancroft NeuroHealth)/(Commerce Bank NA, Cherry Hill, NJ LOC)	2,100,000
640,000		New Jersey EDA, (Series A) Weekly VRDNs (325 Midland Avenue LLC & Wearbest Sil-Tex Ltd.)/(Bank of New York LOC)	640,000
2,400,000		New Jersey EDA, Winchester Gardens at Ward Homestead (Series 2004) Weekly VRDNs (Marcus L. Ward Home)/(Valley National Bank, Passaic, NJ LOC)	2,400,000
6,200,000	[2,3]	New Jersey Environmental Infrastructure Trust, (Series 2001-JPMC-6) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	6,200,000
1,380,000		New Jersey Health Care Facilities Financing Authority Weekly VRDNs (St. Peter's University Hospital)/(Fleet National Bank LOC)	1,380,000
$3,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2002) Weekly VRDNs (Wiley Mission)/(Commerce Bank NA, Cherry Hill, NJ LOC)	$3,000,000
2,500,000	[2,3]	New Jersey Health Care Facilities Financing Authority, MERLOTS (Series 2001-A100) Weekly VRDNs (Jersey City Medical Center)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	2,500,000
1,530,000	[2,3]	New Jersey Housing & Mortgage Financing Authority, MERLOTS (Series 2000 A2) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	1,530,000
445,000		New Jersey State Educational Facilities Authority, (2003 Series A) Weekly VRDNs (Centenary College)/(Commerce Bank NA, Cherry Hill, NJ LOC)	445,000
1,330,000	[2,3]	New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 1998-54) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	1,330,000
9,390,000	[2,3]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 241) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)	9,390,000
8,170,000	[2,3]	New Jersey State Transportation Trust Fund Authority, Trust Receipts (Series 1996-1) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	8,170,000
5,000,000	[2,3]	New Jersey State, (Series 2004 FR/RI-L56J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	5,000,000
4,635,000	[2,3]	New Jersey State, Austin (Series 2003B) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	4,635,000
7,500,000	[2,3]	New Jersey Turnpike Authority, PA-824R Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	7,500,000
15,950,000	[2,3]	Newark, NJ Housing Authority, PT-1590 Weekly VRDNs (Georgie King Village Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	15,950,000
1,670,295		North Arlington, NJ, 2.75% BANs, 6/23/2005	1,680,286
4,000,000		Old Bridge Township, NJ Board of Education, 3.00% BANs, 10/13/2005	4,042,813
1,504,250		Pine Beach, NJ, 3.00% BANs, 10/21/2005	1,519,274
1,545,754		Pittsgrove, NJ, 2.00% BANs, 11/19/2004	1,546,347
10,000,000		Port Authority of New York and New Jersey, (Series 1991-4/5) Weekly VRDNs	10,000,000
2,280,000	[2,3]	Port Authority of New York and New Jersey, MERLOTS (Series 2000 B5) Weekly VRDNs (JFK International Air Terminal LLC)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	2,280,000
2,100,000	[2,3]	Port Authority of New York and New Jersey, PUTTERs (Series 153) Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank LIQ)	2,100,000
2,790,000		Sea Isle City, NJ, 2.00% BANs, 12/17/2004	2,792,873
2,492,000		South Amboy, NJ, 3.25% BANs, 11/1/2005	2,517,518
1,800,000		Stone Harbor, NJ, 1.75% BANs, 3/18/2005	1,802,310
1,890,775		Tuckerton, NJ, 1.75% BANs, 2/25/2005	1,894,505
3,800,000		Wall Township, NJ, 2.75% BANs, 2/15/2005	3,811,358
$4,951,611		Washington Borough, NJ, 2.00% BANs, 12/3/2004	$4,954,902
1,594,750		West Deptford Township, NJ, 3.00% BANs, 5/6/2005	1,606,017
5,000,000		West New York, NJ, 3.00% BANs, 7/14/2005	5,040,807
1,597,000		Wharton Borough, NJ, 3.00% BANs, 10/28/2005	1,613,266

		TOTAL	223,761,694

		Puerto Rico--5.3%
5,000,000		Puerto Rico Government Development Bank (GDB), 1.70% CP, Mandatory Tender 1/10/2005	5,000,000
4,000,000	[2,3]	Puerto Rico Public Finance Corp., (Series 2004 FR/RI-L37J) Weekly VRDNs (AMBAC INS)/(Lehman Brothers Holdings, Inc. LIQ)	4,000,000
3,500,000	[2,3]	Puerto Rico Public Finance Corp., Class A Certificates (Series 2002-195) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	3,500,000

		TOTAL	12,500,000

		TOTAL INVESTMENTS--100.4% (AT AMORTIZED COST)[4]	236,261,694

		OTHER ASSETS AND LIABILITIES--NET--(0.4)%	(947,103)

		TOTAL NET ASSETS--100%	$235,314,519

Securities that are subject to the federal alternative minimum tax (AMT) represent 25.0% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.8%	2.2%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Security Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $100,505,000 which represents 42.7% of net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At October 31, 2004, these securities amounted to $100,505,000 which represents 42.7% of net assets.

4 Also represents costs for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PUTTERs	--Puttable Tax-Exempt Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$236,261,694
Cash		624,681
Income receivable		1,128,322
Receivable for shares sold		5,377

TOTAL ASSETS		238,020,074

Liabilities:
Payable for investments purchased	$2,517,518
Payable for shares redeemed	5,345
Payable for shareholder services fees (Note 5)	23,796
Income distribution payable	106,379
Accrued expenses	52,517

TOTAL LIABILITIES		2,705,555

Net assets for 235,330,851 shares outstanding		$235,314,519

Net Assets Consist of:
Paid in capital		$235,330,851
Accumulated net realized loss on investments		(16,163)
Distributions in excess of net investment income		(169)

TOTAL NET ASSETS		$235,314,519

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$77,823,721 ÷77,827,803 shares outstanding, no par value, unlimited shares authorized		$1.00

Institutional Service Shares:
$157,490,798 ÷157,503,048 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Interest			$2,992,227

Expenses:
Investment adviser fee (Note 5)		$1,001,637
Administrative personnel and services fee (Note 5)		200,432
Custodian fees		11,742
Transfer and dividend disbursing agent fees and expenses (Note 5)		157,118
Directors'/Trustees' fees		2,295
Auditing fees		14,476
Legal fees		16,700
Portfolio accounting fees (Note 5)		70,815
Distribution services fee--Institutional Service Shares (Note 5)		160,306
Shareholder services fee--Institutional Shares (Note 5)		225,257
Shareholder services fee--Institutional Service Shares (Note 5)		400,767
Share registration costs		28,488
Printing and postage		26,657
Insurance premiums		8,738
Miscellaneous		566

TOTAL EXPENSES		2,325,994

Waivers (Note 5):
Waiver of investment adviser fee	$(131,141)
Waiver of administrative personnel and services fee	(9,620)
Waiver of transfer and dividend disbursing agent fees and expenses	(9,382)
Waiver of distribution services fee--Institutional Service Shares	(160,306)
Waiver of shareholder services fee--Institutional Shares	(180,205)
Waiver of shareholder services fee--Institutional Service Shares	(160,306)

TOTAL WAIVERS		(650,960)

Net expenses			1,675,034

Net investment income			1,317,193

Net realized loss on investments			(15,842)

Change in net assets resulting from operations			$1,301,351

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003

Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,317,193	$1,573,301
Net realized loss on investments	(15,842)	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,301,351	1,573,301

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(526,362)	(729,636)
Institutional Service Shares	(790,667)	(843,998)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,317,029)	(1,573,634)

Share Transactions:
Proceeds from sale of shares	693,591,044	656,010,926
Net asset value of shares issued to shareholders in payment of distributions declared	658,414	662,573
Cost of shares redeemed	(692,682,991)	(696,827,188)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,566,467	(40,153,689)

Change in net assets	1,550,789	(40,154,022)

Net Assets:
Beginning of period	233,763,730	273,917,752

End of period (including distributions in excess of net investment income of $(169) and $(333), respectively)	$235,314,519	$233,763,730

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and New Jersey State income tax imposed upon non-corporate taxpayers consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of October 31, 2004, all of the Fund's distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment income are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $235,330,851.

The following tables summarize share activity:

Year Ended October 31	2004	2003

Institutional Shares:
Shares sold	254,851,810	234,660,257
Shares issued to shareholders in payment of distributions declared	85,123	37,031
Shares redeemed	(261,560,821)	(276,663,800)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,623,888)	(41,966,512)

Year Ended October 31	2004	2003

Institutional Service Shares:
Shares sold	438,739,234	421,350,669
Shares issued to shareholders in payment of distributions declared	573,291	625,542
Shares redeemed	(431,122,170)	(420,163,388)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	8,190,355	1,812,823

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,566,467	(40,153,689)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003, was as follows:

	2004	2003

Tax-exempt income	$1,317,029	$1,573,634

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$106,212

Capital loss carryforward	$16,163

At October 31, 2004, the Fund had a capital loss carryforward of $16,163, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2005	$321

2012	$15,842

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to 0.10% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ) through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $89,978, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $11,341, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended October 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $395,176,045 and $357,094,288, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2004, 63.9% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.0% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majori ty of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent
Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF NEW JERSEY MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of New Jersey Municipal Cash Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New Jersey Municipal Cash Trust of Money Market Obligations Trust at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformitywith U.S. generally accepted accounting principles.

/s/ Logo of Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN and TRUSTEE Began serving: October 1988

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT and TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania, Passport Research, Ltd. and Passport Research II, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Anderson Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT and SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: October 1988

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER and VICE PRESIDENT Began serving: May 2004

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Jeff A. Kozemchak has been the Fund's Portfolio Manager since (September 1994). He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

New Jersey Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N476
Cusip 60934N468

G00203-01 (12/04)

Federated is a registered mark of Federated Investors, Inc.
2004 © Federated Investors, Inc.

Federated
World-Class Investment Manager

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

Institutional Service Shares
Cash II Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006		0.006	0.011		0.027	0.035
Net realized gain (loss) on investments	(0.000	) [1]	0.000 [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.006		0.006	0.011		0.027	0.035
Less Distributions:
Distributions from net investment income	(0.006)		(0.006)	(0.011)		(0.027)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.60%		0.63%	1.06%		2.72%	3.61%

Ratios to Average Net Assets:
Expenses	0.59%		0.59%	0.59%		0.58%	0.55%
Net investment income	0.59%		0.64%	1.04%		2.62%	3.57%
Expense waiver/reimbursement [3]	0.44%		0.43%	0.42%		0.44%	0.47%
Supplemental Data:
Net assets, end of period (000 omitted)	$631,875		$909,198	$1,051,387		$1,143,141	$791,245

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004		0.005	0.009		0.025	0.034
Net realized gain (loss) on investments	(0.000	) [1]	0.000 [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.004		0.005	0.009		0.025	0.034
Less Distributions:
Distributions from net investment income	(0.004)		(0.005)	(0.009)		(0.025)	(0.034)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.44%		0.47%	0.89%		2.56%	3.44%

Ratios to Average Net Assets:
Expenses	0.75%		0.75%	0.75%		0.74%	0.71%
Net investment income	0.44%		0.46%	0.88%		2.52%	3.40%
Expense waiver/reimbursement [3]	0.28%		0.27%	0.26%		0.28%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$212,914		$197,030	$171,868		$98,399	$97,396

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder service fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,003.60	$ 2.97
Cash II Shares	$1,000	$1,002.80	$3.78
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.17	$3.00
Cash II Shares	$1,000	$1,021.37	$3.81

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Service Shares	0.59%
Cash II Shares	0.75%

Portfolio of Investments Summary Tables

At October 31, 2004, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	83.6%
Municipal Notes	14.6%
Commercial Paper	1.8%
TOTAL	100.0%

At October 31, 2004, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	38.6%	Prime-1	88.6%
A-1	49.6%
A-2	0.4%	Prime-2	0.0%
Not rated by S&P	11.4%	Not rated by Moody's	11.4%
TOTAL	100.0%	TOTAL	100.0%

At October 31, 2004, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	83.6%
8-30 Days	0.2%
31-90 Days	0.4%
91-180 Days	5.0%
181 Days or more	10.8%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 11.4% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2004

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7% [1]
		New York--99.7%
$2,140,000		Albany, NY IDA, (Series 2001D: Empire Commons South) Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/ (Key Bank, N.A. LIQ)	$2,140,000
3,500,000		Albany, NY IDA, (Series 2001A: Empire Commons East) Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/ (Key Bank, N.A. LIQ)	3,500,000
4,540,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,540,000
3,010,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/ (Key Bank, N.A. LOC)	3,010,000
3,110,000		Chautauqua County, NY IDA, (Series 1999A) Weekly VRDNs (National Bedding Co.)/(Bank of America N.A. LOC)	3,110,000
3,050,000		Clinton County, NY IDA, (Series 2002A) Weekly VRDNs (Champlain Valley Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/ (Key Bank, N.A. LIQ)	3,050,000
10,045,000	[2,3]	Clipper Tax-Exempt Certificates Trust (New York AMT)/(Series 1998-10), 1.40% TOBs (New York State Mortgage Agency)/(State Street Bank and Trust Co. LIQ), Optional Tender 2/10/2005	10,045,000
10,095,000	[2,3]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/(Series 2003-12), Weekly VRDNs (New York State Dormitory Authority)/(FGIC INS)/(State Street Bank and Trust Co. LIQ)	10,095,000
2,780,000		Cohoes, NY IDA, (Series 2003) Weekly VRDNs (AHF-Columbia Crest LLC)/ (Key Bank, N.A. LOC)	2,780,000
420,000		Colonie, NY IDA Weekly VRDNs (Herbert S. Ellis)/(HSBC Bank USA LOC)	420,000
340,000		Colonie, NY IDA, (Series 1988) Weekly VRDNs (Specialty Retailers, Inc.)/ (HSBC Bank USA LOC)	340,000
4,781,929		Dryden, NY Central School District, 1.80% BANs, 6/21/2005	4,781,929
7,000,000		Dutchess County, NY IDA, (Series 2002) Weekly VRDNs (Trinity Pawling School Corp.)/(Allied Irish Banks PLC LOC)	7,000,000
5,650,000		East Rochester, NY Housing Authority, (Series 2001: Daniel's Creek at Baytowne) Weekly VRDNs (Seabury Associates LP)/(HSBC Bank USA LOC)	5,650,000
4,355,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC)	4,355,000
2,880,000		Erie County, NY IDA, (Series A) Weekly VRDNs (Gemcor)/(HSBC Bank USA LOC)	2,880,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$4,320,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc. Project)/(Fleet National Bank LOC)	$4,320,000
3,000,000		Farmington, NY, 1.30% BANs, 12/29/2004	3,000,000
1,700,000		Herkimer County, NY IDA, 1994 IDRB Weekly VRDNs (Granny's Kitchen)/ (Bank of New York LOC)	1,700,000
10,000,000		Hilton, NY Central School District, 2.75% BANs, 6/23/2005	10,072,986
2,225,000		Islip, NY, (Series 2003 B), 2.00% BANs, 11/24/2004	2,226,161
10,000,000		Johnson City, NY Central School District, 3.00% BANs, 6/17/2005	10,076,708
13,305,000		Lewiston-Porter, NY Central School District, (Series 2004A), 2.00% BANs, 6/17/2005	13,313,294
2,912,955		Lewiston-Porter, NY Central School District, (Series 2004B), 2.75% BANs, 6/17/2005	2,930,823
29,095,000	[2,3]	Long Island Power Authority, NY, (PA-522) Weekly VRDNs (FSA INS)/ (Merrill Lynch & Co., Inc. LIQ)	29,095,000
3,890,000		Long Island Power Authority, NY, (Series 2003D) Weekly VRDNs (FSA INS)/ (Dexia Credit Local LIQ)	3,890,000
5,400,000		Long Island Power Authority, NY, (Series 3A) Weekly VRDNs (J.P. Morgan Chase Bank and Landesbank Baden-Wuerttemberg LOCs)	5,400,000
4,350,000	[2,3]	Long Island Power Authority, NY, Floater Certificates (Series 1998-66) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	4,350,000
4,835,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,835,000
3,400,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/ (Key Bank, N.A. LOC)	3,400,000
5,000,000		Metropolitan Transportation Authority, NY, (Series 2004A-1) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(DePfa Bank PLC LIQ)	5,000,000
1,250,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Series 2002B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	1,250,000
9,395,000	[2,3]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	9,395,000
7,460,000	[2,3]	Metropolitan Transportation Authority, NY, MERLOTS (Series 2002-A52) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,460,000
5,672,500	[2,3]	Metropolitan Transportation Authority, NY, Piper Variable Certificates (Series 2002F) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ)	5,672,500
2,545,000	[2,3]	Metropolitan Transportation Authority, NY, ROCs (Series 258) Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	2,545,000
2,300,000		Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/ (J.P. Morgan Chase Bank LOC)	2,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$8,000,000		Monroe County, NY IDA, (Series 2002A) Weekly VRDNs (Monroe Community College Association, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$8,000,000
1,700,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,700,000
4,750,000		Mount Sinai, NY Union Free School District, (Series 2004), 3.00% TANs, 6/24/2005	4,786,026
13,250,000	[2,3]	Nassau County, NY IDA, (MT-010) Weekly VRDNs (Bryant Landing at Roslyn, LLC)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	13,250,000
985,000	[2,3]	New York City, NY Housing Development Corp., Municipal Securities Trust Receipts (Series 1996-CMC1A) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	985,000
960,000	[2,3]	New York City, NY Housing Development Corp., Municipal Securities Trust Receipts (Series 1996-CMC1B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	960,000
10,000,000		New York City, NY IDA, (Series 1997) Weekly VRDNs (Danzas AEI, Inc.)/ (Citibank N.A., New York LOC)	10,000,000
14,300,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	14,300,000
4,700,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (National Center on Addiction and Substance Abuse at Columbia University)/(J.P. Morgan Chase Bank LOC)	4,700,000
2,400,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Federation of Protestant Welfare Agencies, Inc.)/(Allied Irish Banks PLC LOC)	2,400,000
3,000,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Jewish Community Center in Manhattan, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,000,000
1,265,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,265,000
1,600,000		New York City, NY IDA, (Series 2002) Weekly VRDNs (The Hewitt School)/ (Allied Irish Banks PLC LOC)	1,600,000
6,000,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wachovia Bank N.A. LOC)	6,000,000
3,200,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Allen-Stevenson School)/ (Allied Irish Banks PLC LOC)	3,200,000
7,980,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(HSBC Bank USA LOC)	7,980,000
7,110,000		New York City, NY IDA, (Series 2001A) Weekly VRDNs (Heart Share Human Services of New York)/(HSBC Bank USA LOC)	7,110,000
5,710,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2000) Weekly VRDNs (Columbia Grammar & Preparatory School)/(Allied Irish Banks PLC LOC)	5,710,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$3,700,000		New York City, NY IDA, Industrial Development Revenue Bonds (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	$3,700,000
3,240,000	[2,3]	New York City, NY Municipal Water Finance Authority, (PA-523) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	3,240,000
15,000,000		New York City, NY Municipal Water Finance Authority, (Series 5), 1.85% CP, Mandatory Tender 2/3/2005	15,000,000
5,490,000	[2,3]	New York City, NY Municipal Water Finance Authority, Trust Receipts (Series 1997 FR/RI-6) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	5,490,000
4,175,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-1) Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	4,175,000
1,400,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-1) Weekly VRDNs (WestLB AG (Guaranteed) LIQ)	1,400,000
2,000,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-2) Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	2,000,000
5,000,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-2) Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	5,000,000
9,910,000	[2,3]	New York City, NY Transitional Finance Authority, (Series 1999B) MERLOTS Weekly VRDNs (Wachovia Bank N.A. LIQ)	9,910,000
1,505,000	[2,3]	New York City, NY Transitional Finance Authority, MERLOTS (Series 2002-A40) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	1,505,000
7,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-A) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	7,000,000
4,975,000	[2,3]	New York City, NY Transitional Finance Authority, Piper Certificates (Series 2002E) Weekly VRDNs (Bank of New York LIQ)	4,975,000
3,000,000		New York City, NY, (1995 Series F-5) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	3,000,000
7,000,000		New York City, NY, (2003 Series C-2) Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	7,000,000
18,960,000	[2,3]	New York City, NY, (ROCs Series 251) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)	18,960,000
5,450,000	[2,3]	New York State Dormitory Authority, (Series 2003 FR/METR-M7J) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Lehman Brothers Holdings, Inc. LIQ)	5,450,000
500,000		New York State Dormitory Authority, (Series 2003) Weekly VRDNs (Teresian House Housing Corp.)/(Lloyds TSB Bank PLC, London LOC)	500,000
7,500,000	[2,3]	New York State Dormitory Authority, MERLOTS (Series 2000 X) Weekly VRDNs (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS)/ (Wachovia Bank N.A. LIQ)	7,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$1,980,000	[2,3]	New York State Dormitory Authority, MERLOTS (Series 2001-A30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	$1,980,000
12,540,000	[2,3]	New York State Dormitory Authority, MERLOTS (Series 2002-A56), 1.45% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 4/27/2005	12,540,000
4,980,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2C) Weekly VRDNs (New York State)/(FSA INS)/ (Dexia Credit Local LIQ)	4,980,000
10,435,000	[2,3]	New York State Dormitory Authority, PA-60 (Series 1993) Weekly VRDNs (Rochester General Hospital)/(FHA INS)/(Merrill Lynch & Co., Inc. LIQ)	10,435,000
4,205,000	[2,3]	New York State Dormitory Authority, PT-128 Weekly VRDNs (Rosalind & Joseph Gurwin Jewish Geriatric Center of Long Island, Inc.)/(AMBAC INS)/ (Merrill Lynch & Co., Inc. LIQ)	4,205,000
11,665,000	[2,3]	New York State Dormitory Authority, PT-130 Weekly VRDNs (United Health Services Hospitals, Inc.)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	11,665,000
5,435,000	[2,3]	New York State Dormitory Authority, PT-75 Weekly VRDNs (Ellis Hospital)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	5,435,000
5,795,000	[2,3]	New York State Dormitory Authority, Variable Rate Certificate (Series 2001-D) Weekly VRDNs (Mount Sinai School of Medicine)/(MBIA Insurance Corp. INS)/ (Bank of America N.A. LIQ)	5,795,000
21,975,000	[2,3]	New York State Energy Research & Development Authority, (Series 2002 FR/RI-F9J) Weekly VRDNs (Consolidated Edison Co.)/ (Lehman Brothers Holdings, Inc. SWP)	21,975,000
1,600,000	[2,3]	New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Floater Certificates (Series 2001-658) Weekly VRDNs (Morgan Stanley LIQ)	1,600,000
6,465,000	[2,3]	New York State Environmental Facilities Corp. State Clean Water and Drinking Water, ROCS (Series 4001) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)	6,465,000
41,755,000		New York State HFA, (Series 2002A: 271 West 47th Street) Weekly VRDNs (Biltmore Tower, LLC)/(FNMA LOC)	41,755,000
20,000,000		New York State HFA, (Series 2004A: 100 Maiden Lane) Weekly VRDNs (Maiden Lane Properties LLC)/(Bank of New York LOC)	20,000,000
7,000,000		New York State HFA, Service Contract Revenue Bonds (2003 Series C) Weekly VRDNs (Dexia Credit Local LOC)	7,000,000
11,810,000	[2,3]	New York State Local Government Assistance Corp., Class A Certificates (Series 2002-203) Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	11,810,000
16,495,000	[2,3]	New York State Mortgage Agency, (PA-422) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	16,495,000
3,520,000	[2,3]	New York State Mortgage Agency, (Series PA-29) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	3,520,000
10,145,000	[2,3]	New York State Mortgage Agency, PA-406 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	10,145,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$10,000,000	[2,3]	New York State Thruway Authority, (PA-532) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	$10,000,000
8,400,000	[2,3]	New York State Urban Development Corp., (Series 1996-CMC6) Weekly VRDNs (New York State Urban Development Corp - HUD Section 236)/ (J.P. Morgan Chase & Co. LIQ)	8,400,000
9,800,000		Newark Valley, NY Central School District, (Series 2004B), 2.50% BANs, 8/26/2005	9,866,089
5,000,000		Niagara County, NY IDA, (Series 2001B) Weekly VRDNs (Niagara University)/ (Radian Asset Assurance INS)/(HSBC Bank USA LIQ)	5,000,000
700,000		Onondaga County, NY IDA, (Series 1997) Weekly VRDNs (General Super Plating Co., Inc.)/(Key Bank, N.A. LOC)	700,000
3,587,000		Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC)	3,587,000
1,680,000		Onondaga County, NY IDA, (Series 2000) Weekly VRDNs (M.S. Kennedy Corp.)/ (Key Bank, N.A. LOC)	1,680,000
4,510,000		Onondaga County, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,510,000
1,725,000		Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.)	1,725,000
4,800,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC)	4,800,000
700,000		Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye Corrugated)/ (National City Bank, Ohio LOC)	700,000
6,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,000,000
2,600,000		Oswego County, NY IDA, (Series 2003) Weekly VRDNs (Oswego College Foundation, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,600,000
9,334,012		Peru, NY Central School District, 3.00% BANs, 7/15/2005	9,407,929
4,000,000	[2,3]	Port Authority of New York and New Jersey, (PT-1847) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	4,000,000
4,605,000	[2,3]	Port Authority of New York and New Jersey, (PT-440), 1.40% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/21/2005	4,605,000
15,000,000		Port Authority of New York and New Jersey, (Series 1989-2) Weekly VRDNs	15,000,000
15,000,000		Port Authority of New York and New Jersey, (Series 1989-3/4) Weekly VRDNs	15,000,000
12,400,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-1) Weekly VRDNs	12,400,000
6,185,000	[2,3]	Port Authority of New York and New Jersey, PT-1755 Weekly VRDNs (JFK International Air Terminal LLC)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	6,185,000
2,795,000		Rensselaer County, NY IDA, (Series 2002A) Weekly VRDNs (Sage Colleges)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,795,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$5,235,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$5,235,000
4,500,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	4,500,000
4,980,000		Rockland County, NY IDA, (Series 1999) Weekly VRDNs (Assisted Living at Northern Riverview, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,980,000
4,735,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(Bank of New York LOC)	4,735,000
2,505,000		Rockland County, NY IDA, (Series 2002: Northern Manor Multicare Center) Weekly VRDNs (Northern Services Group, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,505,000
2,805,665		Saranac, NY Central School District, 2.75% BANs, 6/30/2005	2,825,765
14,086,610		Schalmont, NY Central School District, 2.00% BANs, 6/16/2005	14,086,610
1,025,000		Schenectady, NY IDA, (Series 1995A) Weekly VRDNs (Fortitech Holding Corp.)/ (Fleet National Bank LOC)	1,025,000
1,920,000		Southeast, NY IDA, IDRB (Series 1995) Weekly VRDNs (Dairy Conveyor Corp.)/ (J.P. Morgan Chase Bank LOC)	1,920,000
5,667,000		St. Lawrence County, NY IDA, (Series 2002) Weekly VRDNs (Canton-Potsdam Hospital)/(Key Bank, N.A. LOC)	5,667,000
540,000		Suffolk County, NY IDA Weekly VRDNs (YM-YWHA of Suffolk)/(Citibank N.A., New York LOC)	540,000
2,070,000		Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC)	2,070,000
5,500,000		Syracuse, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,500,000
3,125,000	[2,3]	Tobacco Settlement Financing Corp., NY, (PA-1158) Weekly VRDNs (New York State)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	3,125,000
795,000	[2,3]	Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ)	795,000
13,145,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000-B) Weekly VRDNs (FSA INS)/(Landesbank Baden-Wuerttemberg LIQ)	13,145,000
1,625,000		Ulster County, NY IDA, (Series 2001A) Weekly VRDNs (Northeast Panel & Truss LLC)/(ABN AMRO Bank NV, Amsterdam LOC)	1,625,000
3,620,000	[2,3]	United Nations, NY Development Corp., PT-2087 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	3,620,000
7,500,000		Walden Village, NY IDA, IDRB (Series 1994) Weekly VRDNs (Spence Engineering Co.)/(Wachovia Bank N.A. LOC)	7,500,000
8,479,000		Waterloo, NY Central School District, 3.00% BANs, 6/20/2005	8,549,875
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$1,900,000		Wayne County, NY IDA, (Series 1999) Weekly VRDNs (Paul T. Freund Corporation Facility)/(J.P.Morgan Chase Bank LOC)	$1,900,000
1,220,000		Westchester County, NY IDA, (Series 2001) Weekly VRDNs (Hunterbrook Ridge at Fieldhome, Inc.)/(Comerica Bank LOC)	1,220,000
3,360,000		Westchester County, NY IDA, (Series 2002) Weekly VRDNs (The Masters School)/(Allied Irish Banks PLC LOC)	3,360,000
3,995,000		Westchester County, NY IDA, (Series 2004A) Weekly VRDNs (Aviation Services Group LLC)/(SunTrust Bank LOC)	3,995,000
5,150,000		Wyoming County, NY IDA, (Series 1999A) Weekly VRDNs (TPI Arcade, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,150,000
3,435,000		Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/ (Key Bank, N.A. LOC)	3,435,000
		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST) [4]	842,450,695
		OTHER ASSETS AND LIABILITIES - NET--0.3%	2,338,028
		TOTAL NET ASSETS--100%	$844,788,723

Securities that are subject to federal alternative minimum tax (AMT) represent 26.1% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At October 31, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
98.8%	1.2%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $315,677,500 which represents 37.4% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, these securities amounted to $315,677,500 which represents 37.4% of total net assets.

4 Also represents costs for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$842,450,695
Cash		98,844
Income receivable		2,726,436
Receivable for shares sold		1,200
TOTAL ASSETS		845,277,175
Liabilities:
Payable for shares redeemed	$571
Income distribution payable	310,253
Payable for transfer and dividend disbursing agent fees and expenses	60,836
Payable for portfolio accounting fees	10,071
Payable for Directors'/Trustees' fees	1,168
Payable for shareholder services fee (Note 5)	90,314
Accrued expenses	15,239
TOTAL LIABILITIES		488,452
Net assets for 844,799,468 shares outstanding		$844,788,723
Net Assets Consist of:
Paid-in capital		$844,799,468
Accumulated net realized loss on investments		(10,038)
Distributions in excess of net investment income		(707)
TOTAL NET ASSETS		$844,788,723
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$631,874,817 ÷ 631,886,518 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$212,913,906 ÷ 212,912,950 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Interest			$10,880,446
Expenses:
Investment adviser fee (Note 5)		$3,664,819
Administrative personnel and services fee (Note 5)		733,291
Custodian fees		40,562
Transfer and dividend disbursing agent fees and expenses (Note 5)		271,493
Directors'/Trustees' fees		8,393
Auditing fees		15,817
Legal fees		7,453
Portfolio accounting fees (Note 5)		119,012
Distribution services fee--Institutional Service Shares (Note 5)		1,819,617
Distribution services fee--Cash II Shares (Note 5)		470,895
Shareholder services fee--Institutional Service Shares (Note 5)		1,819,617
Shareholder services fee--Cash II Shares (Note 5)		470,895
Share registration costs		30,212
Printing and postage		30,508
Insurance premiums		13,834
Miscellaneous		2,875
TOTAL EXPENSES		9,519,293
Waivers (Note 5):
Waiver of investment adviser fee	$(242,380)
Waiver of administrative personnel and services fee	(35,143)
Waiver of transfer and dividend disbursing agent fees and expenses	(34,828)
Waiver of distribution services fee--Institutional Service Shares	(1,819,617)
Waiver of distribution services fee--Cash II Shares	(470,895)
Waiver of shareholder services fee--Institutional Service Shares	(1,164,555)
TOTAL WAIVERS		(3,767,418)
Net expenses			5,751,875
Net investment income			5,128,571
Net realized loss on investments			(4,315)
Change in net assets resulting from operations			$5,124,256

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,128,571	$7,361,105
Net realized gain (loss) on investments	(4,315)	10,753
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,124,256	7,371,858
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(4,301,738)	(6,402,986)
Cash II Shares	(827,742)	(957,917)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,129,480)	(7,360,903)
Share Transactions:
Proceeds from sale of shares	2,912,902,675	3,065,024,208
Net asset value of shares issued to shareholders in payment of distributions declared	3,470,780	4,258,778
Cost of shares redeemed	(3,177,807,241)	(3,186,320,459)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(261,433,786)	(117,037,473)
Change in net assets	(261,439,010)	(117,026,518)
Net Assets:
Beginning of period	1,106,227,733	1,223,254,251
End of period (including undistributed (distributions in excess of) net investment income of $(707) and $202, respectively	$844,788,723	$1,106,227,733

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. For the year ended October 31, 2004, all of the Fund's distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $844,799,468.

The following table summarizes share activity:

Year Ended October 31	2004	2003
Institutional Service Shares:
Shares sold	2,378,076,984	2,462,973,818
Shares issued to shareholders in payment of distributions declared	2,712,725	3,356,605
Shares redeemed	(2,658,106,989)	(2,608,528,808)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(277,317,280)	(142,198,385)

Year Ended October 31	2004	2003
Cash II Shares:
Shares sold	534,825,691	602,050,390
Shares issued to shareholders in payment of distributions declared	758,055	902,173
Shares redeemed	(519,700,252)	(577,791,651)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	15,883,494	25,160,912
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(261,433,786)	(117,037,473)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003 was as follows:

	2004	2003
Tax-exempt income	$5,129,480	$7,360,903

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$309,546
Capital loss carryforward	$10,038

At October 31, 2004, the Fund had a capital loss carryforward of $10,038 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$5,723
2012	$4,315

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Cash II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Cash II Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash II Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $156,878, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $21,250, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended October 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,194,631,639 and $1,247,094,901, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2004, 64.5% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.1% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF NEW YORK MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of New York Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New York Municipal Cash Trust of Money Market Obligations Trust at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

New York Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N294
Cusip 60934N310

29521 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

North Carolina Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004		2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006		0.006	0.011		0.028	0.036
Net realized loss on investments	(0.000	) [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.006		0.006	0.011		0.028	0.036
Less Distributions:
Distributions from net investment income	(0.006)		(0.006)	(0.011)		(0.028)	(0.036)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.59%		0.62%	1.08%		2.83%	3.65%

Ratios to Average Net Assets:
Expenses	0.64%		0.64%	0.64%		0.64%	0.59%
Net investment income	0.57%		0.62%	1.08%		2.66%	3.59%
Expense waiver/reimbursement [3]	0.27%		0.26%	0.25%		0.27%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$256,238		$345,538	$356,707		$406,312	$202,964

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder service fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual	$1,000	$1,003.40	$3.22
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.92	$3.25

1 Expenses are equal to the Fund's annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At October 31, 2004, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	76.3%
Municipal Notes	23.7%
TOTAL	100.0%

At October 31, 2004, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	39.5%	Prime-1	99.6%
A-1	60.5%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	0.0%	Not rated by Moody's	0.4%
TOTAL	100.0%	TOTAL	100.0%

At October 31, 2004, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	76.3%
8-30 Days	7.1%
31-90 Days	0.0%
91-180 Days	14.7%
181 Days or more	1.9%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 0.0% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2004

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1]
		North Carolina--97.4%
$20,819,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (North Carolina Non-AMT)/ Series 1998-23), 1.22% TOBs (Mission Health, Inc.)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 2/2/2005	$20,819,000
4,600,000		Alexander County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mitchell Gold Co., Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	4,600,000
1,665,000		Brunswick County, NC Industrial Facilities and PCFA, (Series 1998) Weekly VRDNs (Turnage Properties LLC)/(RBC Centura Bank LOC)	1,665,000
2,410,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,410,000
1,100,000		Catawba County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank N.A. LOC)	1,100,000
2,900,000		Chatham, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Townsends, Inc.)/(Wilmington Trust Co. LOC)	2,900,000
1,615,000		Cleveland County, NC Industrial Facilities and PCFA, (Series 1990) Weekly VRDNs (MetalsAmerica, Inc. Project)/(PNC Bank, N.A. LOC)	1,615,000
675,000		Cleveland County, NC Industrial Facilities and PCFA, PCR Bonds (Series 1995) Weekly VRDNs (Grover Industries, Inc. Project)/(Bank of America N.A. LOC)	675,000
3,440,000		Gaston County, NC Industrial Facilities and PCFA, (Series 1997) Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC)	3,440,000
2,820,000		Guilford County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (FFNC, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)	2,820,000
1,600,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,600,000
2,500,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,500,000
5,225,000		Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank Minnesota N.A. LOC)	5,225,000
26,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.)	26,000,000
800,000		Johnson County, NC Industrial Facilities & PCFA, (Series 1996) Weekly VRDNs (Inolex Chemical Co. Project)/(PNC Bank, N.A. LOC)	800,000
4,000,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2000) Weekly VRDNs (Flanders Corp.)/(Fleet National Bank LOC)	4,000,000
2,375,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Walthom Group)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,375,000
930,000		McDowell County, NC Industrial Facilities and PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co., Winston-Salem LOC)	930,000
3,200,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2000) Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank N.A. LOC)	3,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--continued
$4,800,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2001) Weekly VRDNs (Stefano Foods, Inc.)/(J.P. Morgan Chase Bank LOC)	$4,800,000
2,950,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, Industrial Development Revenue Bonds (Series 2000) Weekly VRDNs (Chiron America, Inc.)/(Deutsche Bank AG LOC)	2,950,000
950,000		Mecklenburg County, NC, (Series 1996) Weekly VRDNs (YMCA of Greater Charlotte)/(Wachovia Bank N.A. LOC)	950,000
11,500,000		Montgomery County, NC Industrial Facilities and PCFA, (Series 2000) Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC)	11,500,000
1,295,000		New Hanover County, NC PCR Financial Authority Weekly VRDNs (Efson, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,295,000
2,000,000		New Hanover County, NC PCR Financial Authority, (Series 1984) Weekly VRDNs (American Hoist & Derrick Co. Project)/(Fleet National Bank LOC)	2,000,000
30,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	30,000
1,440,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Mars Hill College)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,440,000
500,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Pfeiffer University)/(Wachovia Bank N.A. LOC)	500,000
6,000,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC)	6,000,000
2,960,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC)	2,960,000
1,410,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC)	1,410,000
10,330,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC)	10,330,000
4,995,000	[2,3]	North Carolina Eastern Municipal Power Agency, (PT-824) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,995,000
4,400,000	[2,3]	North Carolina Eastern Municipal Power Agency, (Series 2004-955d) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	4,400,000
2,550,000	[2,3]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2001 A75), 1.30% TOBs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 4/13/2005	2,550,000
7,950,000	[2,3]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2000 A41), 1.20% TOBs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	7,950,000
9,220,000	[2,3]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2002-A22), 1.30% TOBs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF), Optional Tender 4/13/2005	9,220,000
5,420,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Centura Bank LOC)	5,420,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--continued
$3,325,000	[2,3]	North Carolina HFA, (Series 2003 FR/RI-L17) Weekly VRDNs (FSA INS)/ (Lehman Brothers Holdings, Inc. LIQ)	$3,325,000
4,830,000	[2,3]	North Carolina HFA, MERLOTS (Series 2002-A39), 1.80% TOBs (AMBAC INS)/ (Wachovia Bank N.A. LIQ), Optional Tender 7/20/2005	4,830,000
4,770,000		North Carolina Medical Care Commission, (Series 1999) Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Centura Bank LOC)	4,770,000
13,465,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	13,465,000
1,705,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	1,705,000
1,000,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)	1,000,000
10,000,000		North Carolina Medical Care Commission, (Series 2003C) Weekly VRDNs (Givens Estates)/(Bank of Scotland, Edinburgh LOC)	10,000,000
3,500,000	[2,3]	North Carolina Medical Care Commission, ROCs (Series 296) Weekly VRDNs (Rowan Regional Medical Center)/(FSA INS)/(Citibank N.A., New York LIQ)	3,500,000
10,285,000	[2,3]	North Carolina Municipal Power Agency No. 1, MERLOTS (Series 2000 A42), 1.25% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	10,285,000
2,935,000	[2,3]	North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	2,935,000
2,165,000	[2,3]	North Carolina Municipal Power Agency No. 1, ROCs (Series 211) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	2,165,000
5,000,000	[2,3]	North Carolina State, (PT-413), 1.35% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/21/2005	5,000,000
5,440,000	[2,3]	North Carolina State, PT-2115 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	5,440,000
1,000,000		Piedmont Triad Airport Authority, NC Weekly VRDNs (Triad International Maintenance Corp.)/(Citibank N.A., New York LOC)	1,000,000
2,400,000		Randolph County, NC Industrial Facilities and PCFA, (Series 1996) Weekly VRDNs (Ornamental Mouldings, Inc.)/(Toronto Dominion Bank LOC)	2,400,000
1,855,000		Robeson County, NC Industrial Facilities and PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(J.P. Morgan Chase Bank LOC)	1,855,000
200,000		Rockingham County, NC Industrial Facilities and PCFA, (Series 1997) Weekly VRDNs (McMichael Mills, Inc.)/(Wachovia Bank N.A. LOC)	200,000
425,000		Sampson County, NC Industrial Facilities and PCFA, (Series 1997) Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank N.A. LOC)	425,000
4,600,000		Wilson County, NC PCA, (Series 1994) Weekly VRDNs (Granutec, Inc.)/ (Bank of Nova Scotia, Toronto LOC)	4,600,000
1,300,000		Wilson County, NC PCA, (Series 1999) Weekly VRDNs (Quality Truck Bodies & Repair, Inc.)/(Wachovia Bank N.A. LOC)	1,300,000
		TOTAL	249,574,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Puerto Rico--2.4%
$1,000,000	[2,3]	Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/ (Lehman Brothers Holdings, Inc. LIQ)	$1,000,000
5,085,000	[2,3]	Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586 Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	5,085,000
		TOTAL	6,085,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [4]	255,659,000
		OTHER ASSETS AND LIABILITIES - NET--0.2%	579,225
		TOTAL NET ASSETS--100%	$256,238,225

Securities that are subject to the federal alternative minimum tax (AMT) represent 40.8% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At October 31, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $93,499,000 which represents 36.5% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, these securities amounted to $93,499,000 which represents 36.5% of total net assets.

4 Also represents costs for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligations Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$255,659,000
Cash		29,330
Income receivable		605,512
Receivable for shares sold		93,300
TOTAL ASSETS		256,387,142
Liabilities:
Payable for shares redeemed	$479
Payable for transfer and dividend disbursing agent fees and expenses	36,606
Payable for Directors'/Trustees' fee	396
Payable for legal fees	2,091
Payable for portfolio accounting fees	6,637
Payable for shareholder services fee (Note 5)	55,757
Income distribution payable	41,254
Accrued expenses	5,697
TOTAL LIABILITIES		148,917
Net assets for 256,256,289 shares outstanding		$256,238,225
Net Assets Consist of:
Paid-in capital		$256,256,289
Accumulated net realized loss on investments		(17,794)
Distributions in excess of net investment income		(270)
TOTAL NET ASSETS		$256,238,225
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$256,238,225 ÷ 256,256,289 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Interest			$3,617,413
Expenses:
Investment adviser fee (Note 5)		$1,487,303
Administrative personnel and services fee (Note 5)		238,073
Custodian fees		13,136
Transfer and dividend disbursing agent fees and expenses (Note 5)		105,663
Directors'/Trustees' fees		2,790
Auditing fees		14,216
Legal fees		10,966
Portfolio accounting fees (Note 5)		68,243
Shareholder services fee (Note 5)		743,651
Share registration costs		19,775
Printing and postage		11,435
Insurance premiums		9,147
Miscellaneous		848
TOTAL EXPENSES		2,725,246
Waivers (Note 5):
Waiver of investment adviser fee	$(776,352)
Waiver of administrative personnel and services fee	(11,408)
Waiver of transfer and dividend disbursing agent fees and expenses	(19,163)
TOTAL WAIVERS		(806,923)
Net expenses			1,918,323
Net investment income			1,699,090
Net realized loss on investments			(16,416)
Change in net assets resulting from operations			$1,682,674

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,699,090	$2,353,129
Net realized loss on investments	(16,416)	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,682,674	2,353,129
Distributions to Shareholders:
Distributions from net investment income	(1,699,470)	(2,353,019)
Share Transactions:
Proceeds from sale of shares	670,493,902	937,618,768
Net asset value of shares issued to shareholders in payment of distributions declared	1,381,124	1,684,318
Cost of shares redeemed	(761,158,476)	(950,471,551)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(89,283,450)	(11,168,465)
Change in net assets	(89,300,246)	(11,168,355)
Net Assets:
Beginning of period	345,538,471	356,706,826
End of period (including undistributed (distributions in excess of) net investment income of $(270) and $110, respectively)	$256,238,225	$345,538,471

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of North Carolina consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. For the year ended October 31, 2004, all of the Fund's distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $256,256,289.

The following table summarizes share activity:

Year Ended October 31	2004	2003
Shares sold	670,493,902	937,618,768
Shares issued to shareholders in payment of distributions declared	1,381,124	1,684,318
Shares redeemed	(761,158,476)	(950,471,551)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(89,283,450)	(11,168,465)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003 was as follows:

	2004	2003
Tax-exempt income	$1,699,470	$2,353,019

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$40,984
Capital loss carryforward	$17,794

At October 31, 2004, the Fund had a capital loss carryforward of $17,794 will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$ 88
2010	$ 1,291
2012	$16,416

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ) through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $78,371, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $10,967, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended October 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $440,505,000 and $485,136,150, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2004, 77.3% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.0% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF NORTH CAROLINA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of North Carolina Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of North Carolina Municipal Cash Trust of Money Market Obligations Trust at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

North Carolina Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N278

29453 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

Institutional Shares
Institutional Service Shares
Cash II Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.009	0.014		0.031	0.037
Net realized gain (loss) on investments	0.000 [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.009	0.014		0.031	0.037
Less Distributions:
Distributions from net investment income	(0.008)	(0.009)	(0.014)		(0.031)	(0.037)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.79%	0.88%	1.37%		3.12%	3.80%

Ratios to Average Net Assets:
Expenses	0.50%	0.50%	0.50%		0.48%	0.45%
Net investment income	0.78%	0.88%	1.35%		3.12%	3.69%
Expense waiver/reimbursement [3]	0.32%	0.32%	0.32%		0.34%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$146,091	$163,800	$152,957		$114,933	$94,388

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.007	0.012		0.029	0.035
Net realized gain (loss) on investments	0.000 [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.007	0.012		0.029	0.035
Less Distributions:
Distributions from net investment income	(0.006)	(0.007)	(0.012)		(0.029)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.59%	0.68%	1.17%		2.91%	3.59%

Ratios to Average Net Assets:
Expenses	0.70%	0.70%	0.70%		0.68%	0.65%
Net investment income	0.58%	0.68%	1.17%		2.91%	3.57%
Expense waiver/reimbursement [3]	0.12%	0.12%	0.12%		0.14%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$122,206	$124,984	$107,282		$116,138	$122,294

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total return for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.004	0.009		0.026	0.032
Net realized gain (loss) on investments	0.000 [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.004	0.009		0.026	0.032
Less Distributions:
Distributions from net investment income	(0.003)	(0.004)	(0.009)		(0.026)	(0.032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.29%	0.38%	0.87%		2.60%	3.28%

Ratios to Average Net Assets:
Expenses	1.00%	1.00%	1.00%		0.98%	0.95%
Net investment income	0.27%	0.38%	0.87%		2.54%	3.21%
Expense waiver/reimbursement [3]	0.12%	0.12%	0.12%		0.14%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,592	$45,596	$60,680		$84,161	$65,024

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,004.40	$2.52
Institutional Service Shares	$1,000	$1,003.40	$3.53
Cash II Shares	$1,000	$1,001.90	$5.03
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.62	$2.54
Institutional Service Shares	$1,000	$1,021.62	$3.56
Cash II Shares	$1,000	$1,020.11	$5.08

1 Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.50%
Institutional Service Shares	0.70%
Cash II Shares	1.00%

Portfolio of Investments Summary Tables

At October 31, 2004, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	74.4%
Municipal Notes	25.6%
TOTAL	100.0%

At October 31, 2004, the Fund's credit quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	43.2%	Prime-1	79.2%
A-1	26.2%
A-2	9.8%	Prime-2	0.0%
Not rated by S&P	20.8%	Not rated by Moody's	20.8%
TOTAL	100.0%	TOTAL	100.0%

At October 31, 2004, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	76.2%
8-30 Days	5.8%
31-90 Days	3.9%
91-180 Days	3.7%
181 Days or more	10.4%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term credit-quality ratings assigned to the Fund's portfolio holdings by
Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 20.8% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1 and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2004

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7% [1]
		Ohio--99.7%
$6,200,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 2004-14) Weekly VRDNs (Columbus, OH City School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$6,200,000
1,700,000	[2,3]	Akron, OH, ROCs (Series 259) Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	1,700,000
7,725,000		Ashland County, OH Health Care, (Series 1999) Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	7,725,000
1,330,000		Avon, OH, 1.35% BANs, 4/14/2005	1,331,476
5,875,000		Belmont County, OH Weekly VRDNs (Lesco, Inc.)/(PNC Bank, N.A. LOC)	5,875,000
2,025,000		Belmont County, OH, 1.50% BANs, 11/17/2004	2,025,262
3,900,000		Bryan, OH, 1.25% BANs, 12/4/2004	3,900,000
2,200,000		Celina, OH, (Series A), 1.40% BANs, 11/17/2004	2,200,247
3,315,000		Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/ (AMBAC INS)/(Harris Trust & Savings Bank, Chicago LIQ)	3,315,000
8,140,000		Clark County, OH, (Series 2001) Weekly VRDNs (Ohio Masonic Home)/ (AMBAC INS)/(J.P.Morgan Chase Bank LIQ)	8,140,000
3,205,000		Clermont County, OH, Variable Rate IDRBs (Series 1997) Weekly VRDNs (Buriot International, Inc.)/(PNC Bank, N.A. LOC)	3,205,000
1,680,000		Cleveland-Cuyahoga County, OH Port Authority, 2.00% Bonds (Rock & Roll Hall of Fame Museum)/(FSA INS), 12/1/2004	1,681,259
2,600,000		Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC)	2,600,000
1,000,000		Coshocton, OH, 1.75% BANs, 2/25/2005	1,001,719
3,000,000		Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)	3,000,000
5,000,000		Cuyahoga County, OH Hospital Authority, (Series 1998-II) Weekly VRDNs (W.O. Walker Center, Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ)	5,000,000
1,300,000		Cuyahoga County, OH IDA Weekly VRDNs (Sure-Foot Industries, Inc.)/ (FirstMerit Bank, N.A. LOC)	1,300,000
1,995,000		Cuyahoga County, OH IDA, (Series 1997) Weekly VRDNs (Northstar Plastics, Inc.)/(Bank One N.A. (Columbus) LOC)	1,995,000
1,995,000		Cuyahoga County, OH IDA, (Series 1999) Weekly VRDNs (Kowalski Heat Treating Co.)/(FirstMerit Bank, N.A. LOC)	1,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$14,400,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(Fleet National Bank LOC)	$14,400,000
890,000		Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air Waves, Inc. Project)/(Key Bank, N.A. LOC)	890,000
6,000,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	6,000,000
6,673,000		Euclid, OH, 2.00% BANs, 3/3/2005	6,692,182
2,695,000		Franklin County, OH Hospital Facility Authority Weekly VRDNs (Traditions at Mill Run)/(Fifth Third Bank, Cincinnati LOC)	2,695,000
1,220,000		Franklin County, OH IDA Weekly VRDNs (Promark Electronics, Inc.)/(Bank One N.A. (Columbus) LOC)	1,220,000
1,860,000		Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing Corp.)/(Fifth Third Bank, Cincinnati LOC)	1,860,000
2,050,000		Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank Minnesota N.A. LOC)	2,050,000
515,000		Franklin County, OH, Adjustable Rate Demand Economic Development Revenue Refunding Bonds (Series 1996) Weekly VRDNs (CPM Investments)/(Huntington National Bank, Columbus, OH LOC)	515,000
6,880,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC)	6,880,000
1,900,000		Greenhills, OH, (Series 2000) Fourth Renewal, 2.35% BANs, 7/22/2005	1,905,358
2,975,000		Hamilton County, OH, (Series 2000A) Weekly VRDNs (Deaconess Long Term Care, Inc.)/(Lasalle Bank, N.A. LOC)	2,975,000
4,230,000		Hamilton County, OH, (Series 2001A) Weekly VRDNs (MLB Hilltop Health Facilities, Inc.)/(FirstMerit Bank, N.A. LOC)	4,230,000
10,000,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs)	10,000,000
5,265,000		Henry County, OH, (Series 1996) Weekly VRDNs (Automatic Feed Co.)/ (Huntington National Bank, Columbus, OH LOC)	5,265,000
1,500,000		Huber Heights, OH, 1.30% BANs, 4/1/2005	1,501,409
1,885,000		Huber Heights, OH, 2.50% BANs, 8/19/2005	1,892,264
580,000		Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(Key Bank, N.A. LOC)	580,000
3,660,000		Kent, OH, 1.45% BANs, 11/24/2004	3,660,568
2,665,000		Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(Bank One N.A. (Columbus) LOC)	2,665,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$2,040,000		Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/ (FirstMerit Bank, N.A. LOC)	$2,040,000
2,205,000		Lorain Port Authority, OH, (Series 1994) Weekly VRDNs (Spitzer Great Lakes Ltd., Inc.)/(Bank One N.A. (Columbus) LOC)	2,205,000
545,000		Lorain Port Authority, OH, Adjustable Rate Demand Port Development Refunding Revenue Bonds (Series 1996) Weekly VRDNs (Spitzer Project)/ (Bank One N.A. (Columbus) LOC)	545,000
8,305,000		Lorain Port Authority, OH, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/(Bank One N.A. (Chicago) LOC)	8,305,000
55,000		Lucas County, OH Weekly VRDNs (Sunshine Children's Home)/(National City Bank, Ohio LOC)	55,000
6,000,000		Mahoning County, OH Hospital Facilities, (Series B) Weekly VRDNs (Forum Group, Inc.)/(MBIA Insurance Corp. INS)/(J.P.Morgan Chase Bank LIQ)	6,000,000
2,500,000		Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC)	2,500,000
3,610,000		Mahoning County, OH Multifamily HFA Weekly VRDNs (International Towers, Inc.)/(U.S. Bank, N.A. LOC)	3,610,000
2,625,000		Mansfield, OH, 2.50% BANs, 8/25/2005	2,642,857
2,957,000		Massillon, OH, 1.55% BANs, 12/8/2004	2,958,186
7,400,000		Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71 Associates Ltd.)/(WestLB AG (Guaranteed) LOC)	7,400,000
1,315,000		Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day Enterprises)/(Key Bank, N.A. LOC)	1,315,000
1,695,000		Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A. LOC)	1,695,000
1,400,000		Miami County, OH, 2.04% BANs, 7/27/2005	1,401,917
2,450,000		Middletown, OH Weekly VRDNs (Bishop Fenwick High School)/(Bank One N.A. (Columbus) LOC)	2,450,000
3,025,000		Obetz, OH, 1.65% BANs, 12/6/2004	3,025,856
5,325,000		Ohio HFA Multifamily Housing, 1.75% TOBs (Lincoln Park Associates)/(Bank One N.A. (Columbus) LOC), Optional Tender 11/1/2004	5,325,000
205,000	[2,3]	Ohio HFA, Variable Rate Certificates (Series 2001-I) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	205,000
10,800,000		Ohio State Air Quality Development Authority, (Series 2001) Weekly VRDNs (PPG Industries, Inc.)	10,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$1,790,000		Ohio State Higher Educational Facilities Commission, Pooled Financing (Series 2003A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC)	$1,790,000
2,000,000		Ohio State Water Development Authority, (Series 2002) Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	2,000,000
4,690,000		Parma Heights, OH, 2.50% BANs, 9/22/2005	4,714,581
4,500,000		Perrysburg, OH, 1.80% BANs, 5/26/2005	4,510,008
2,740,000		Pickaway County, OH IDA Weekly VRDNs (Crane Plastics)/(Bank One N.A. (Columbus) LOC)	2,740,000
330,000		Pickerington, OH, 2.00% BANs, 9/2/2005	330,539
4,315,000		Rossford, OH, 3.09% BANs, 6/16/2005	4,337,046
5,785,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(Bank One N.A. (Columbus) LOC)	5,785,000
900,000		Stark County, OH IDR, (Series 2004-1), 1.55% BANs, 11/15/2004	900,119
780,000		Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs (Foundations Systems and Anchors, Inc. Project)/(Bank One N.A. (Columbus) LOC)	780,000
815,000		Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC)	815,000
610,000		Strongsville, OH, (Series 1994) Weekly VRDNs (Nutro Machinery Corp.)/ (Huntington National Bank, Columbus, OH LOC)	610,000
1,900,000		Strongsville, OH, 2.00% BANs, 6/30/2005	1,902,459
4,290,000		Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC)	4,290,000
200,000		Summit County, OH IDA, (Series 1997) Weekly VRDNs (Baker McMillen Co.)/(National City Bank, Ohio LOC)	200,000
1,530,000		Summit County, OH IDA, (Series 1997) Weekly VRDNs (Malco Products, Inc.)/(Bank One N.A. (Columbus) LOC)	1,530,000
1,985,000		Summit County, OH IDA, (Series 1998( Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC)	1,985,000
3,220,000		Summit County, OH IDA, (Series 1999) Weekly VRDNs (Waltco Truck Equipment)/(Svenska Handelsbanken, Stockholm LOC)	3,220,000
1,355,000		Summit County, OH IDA, (Series 2000) Weekly VRDNs (McHale Group)/ (National City Bank, Ohio LOC)	1,355,000
3,555,000		Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/ (FirstMerit Bank, N.A. LOC)	3,555,000
410,000		Summit County, OH IDA, 2.25% TOBs (Universal Rack)/(National City Bank, Ohio LOC), Optional Tender 3/1/2005	410,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$700,000		Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC)	$700,000
188,000		Summit County, OH IDA, Bonds (Series 1994) Weekly VRDNs (Austin Printing Co., Inc.)/(Bank One N.A. (Columbus) LOC)	188,000
170,000		Summit County, OH IDA, IDRB (Series 1995) Weekly VRDNs (Cardtech Project (OH))/(Key Bank, N.A. LOC)	170,000
1,600,000		Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC)	1,600,000
5,470,000		Summit County, OH, River Valley Group (Series 2001) Weekly VRDNs (General Electric Capital Corp.)/(U.S. Bank, N.A. LOC)	5,470,000
2,000,000		Sylvania, OH City School District, 2.22% BANs, 7/28/2005	2,005,498
3,550,000	[2,3]	Toledo, OH City School District, MERLOTs (Series 2004-A15) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,550,000
5,185,000		Toledo, OH, (Series 2004-2), 3.00% BANs, 5/19/2005	5,214,431
2,000,000		Toledo-Lucas County, OH Port Authority, Airport Development Revenue Bonds (Series 1996-1) Weekly VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC)	2,000,000
1,000,000		Toledo-Lucas County, OH Port Authority, IDA Weekly VRDNs (Medusa Corp.)/(Wachovia Bank N.A. LOC)	1,000,000
1,025,000		Trumbull County, OH IDA, IDR Refunding Bonds (Series 1994) Weekly VRDNs (Churchill Downs, Inc.)/(Bank One N.A. (Columbus) LOC)	1,025,000
710,000		Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995) Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC)	710,000
8,465,000	[2,3]	Westerville, OH City School District, MERLOTS 2001-A34, 1.25% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	8,465,000
595,000		Willoughby City, OH, IDR Refunding Bonds (Series 1995A) Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(U.S. Bank, N.A. LOC)	595,000
655,000		Willoughby City, OH, IDR Revenue Bonds (Series 1995 B) Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(U.S. Bank, N.A. LOC)	655,000
625,000		Wood County, OH, Series 1998 Weekly VRDNs (IMCO Carbide Tool, Inc.)/ (Huntington National Bank, Columbus, OH LOC)	625,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$840,000		Wood County, OH, Williams Industries Service Inc, Project Weekly VRDNs (Williams Industrial Service, Inc.)/(Huntington National Bank, Columbus, OH LOC)	$840,000
6,985,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC)	6,985,000
		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST) [4]	296,103,241
		OTHER ASSETS AND LIABILITIES - NET--0.3%	785,801
		TOTAL NET ASSETS--100%	$296,889,042

Securities that are subject to the federal alternative minimum tax (AMT) represent 40.3% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At October 31, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
99.4%	0.6%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $20,120,000 which represents 6.8% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, these securities amounted to $20,120,000 which represents 6.8% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LLC	--Limited Liability Corporation
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$296,103,241
Cash		1,523,607
Income receivable		1,050,767
Receivable for shares sold		3,936
TOTAL ASSETS		298,681,551
Liabilities:
Payable for shares redeemed	$1,503,954
Payable for distribution services fee (Note 5)	6,489
Payable for shareholder services fee (Note 5)	25,451
Income distribution payable	206,388
Accrued expenses	50,227
TOTAL LIABILITIES		1,792,509
Net assets for 296,889,572 shares outstanding		$296,889,042
Net Assets Consist of:
Paid-in capital		$296,889,572
Accumulated net realized loss on investments		(457)
Distributions in excess of net investment income		(73)
TOTAL NET ASSETS		$296,889,042
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$146,090,913 ÷ 146,088,964 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$122,205,776 ÷ 122,204,709 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$28,592,353 ÷ 28,595,899 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Interest			$3,981,947
Expenses:
Investment adviser fee (Note 5)		$1,239,069
Administrative personnel and services fee (Note 5)		247,941
Custodian fees		15,054
Transfer and dividend disbursing agent fees and expenses (Note 5)		86,664
Directors'/Trustees' fees		2,308
Auditing fees		14,616
Legal fees		9,157
Portfolio accounting fees (Note 5)		95,467
Distribution services fee--Cash II Shares (Note 5)		111,978
Shareholder services fee--Institutional Shares (Note 5)		390,771
Shareholder services fee--Institutional Service Shares (Note 5)		290,332
Shareholder services fee--Cash II Shares (Note 5)		93,315
Share registration costs		43,627
Printing and postage		30,115
Insurance premiums		9,029
Miscellaneous		3,051
TOTAL EXPENSES		2,682,494
Waivers (Note 5):
Waiver of investment adviser fee	$(199,904)
Waiver of administrative personnel and services fee	(11,899)
Waiver of transfer and dividend disbursing agent fees and expenses	(20,282)
Waiver of distribution services fee--Cash II Shares	(18,663)
Waiver of shareholder services fee--Institutional Shares	(390,771)
Waiver of shareholder services fee-- Institutional Service Shares	(58,066)
TOTAL WAIVERS		(699,585)
Net expenses			1,982,909
Net investment income			1,999,038
Net realized gain on investments			22
Change in net assets resulting from operations			$1,999,060

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,999,038	$2,217,800
Net realized gain on investments	22	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,999,060	2,217,800
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,225,133)	(1,218,000)
Institutional Service Shares	(673,698)	(786,191)
Cash II Shares	(100,522)	(213,367)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,999,353)	(2,217,558)
Share Transactions:
Proceeds from sale of shares	691,693,535	831,257,324
Net asset value of shares issued to shareholders in payment of distributions declared	431,877	618,597
Cost of shares redeemed	(729,616,723)	(818,414,476)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(37,491,311)	13,461,445
Change in net assets	(37,491,604)	13,461,687
Net Assets:
Beginning of period	334,380,646	320,918,959
End of period (including undistributed (distributions in excess of) net investment income of $(73) and $242, respectively)	$296,889,042	$334,380,646

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares:
Institutional Shares, Institutional Service Shares, and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. For the year ended October 31, 2004, all of the Fund's distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $296,889,572.

The following table summarizes share activity:

Year Ended October 31	2004	2003
Institutional Shares:
Shares sold	273,373,348	322,788,356
Shares issued to shareholders in payment of distributions declared	130,666	207,746
Shares redeemed	(291,213,102)	(312,155,285)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(17,709,088	10,840,817

Year Ended October 31	2004	2003
Institutional Service Shares:
Shares sold	293,579,119	273,045,015
Shares issued to shareholders in payment of distributions declared	204,876	203,269
Shares redeemed	(296,562,603)	(255,546,962)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(2,778,608	17,701,322

Year Ended October 31	2004	2003
Cash II Shares:
Shares sold	124,741,068	235,423,953
Shares issued to shareholders in payment of distributions declared	96,335	207,582
Shares redeemed	(141,841,018)	(250,712,229)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(17,003,615)	(15,080,694)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(37,491,311	13,461,445

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003 was as follows:

	2004	2003
Tax-exempt income	$1,999,353	$2,217,558

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$206,315
Capital loss carryforward	$457

At October 31, 2004, the Fund had a capital loss carryforward of $457 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$160
2006	$214
2007	$ 83

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.30% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash II Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $48,828, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $15,661, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended October 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $352,995,000 and $369,195,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2004, 76.0% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.4% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-
sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF OHIO MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Ohio Municipal Cash Trust one of the portfolios constituting Money Market Obligations Trust, (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ohio Municipal Cash Trust of Money Market Obligations Trust at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with United States generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated
Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated
Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated
Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations : Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on
"Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Ohio Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N419
Cusip 60934N427
Cusip 60934N393

29369 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004	2003		2002		2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.009		0.014		0.030	0.037
Net realized and unrealized gain (loss) on investments	0.000 [1]	(0.000	) [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.009		0.014		0.030	0.037
Less Distributions:
Distributions from net investment income	(0.008)	(0.009)		(0.014)		(0.030)	(0.037)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return [2]	0.82%	0.89%		1.37%		3.04%	3.77%

Ratios to Average Net Assets:
Expenses	0.45%	0.45%		0.45%		0.45%	0.45%
Net investment income	0.82%	0.89%		1.36%		2.86%	3.67%
Expense waiver/reimbursement [3]	0.46%	0.45%		0.44%		0.46%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$162,928	$184,327		$174,634		$194,371	$114,180

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004	2003		2002		2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.007		0.012		0.028	0.035
Net realized and unrealized gain (loss) on investments	0.000 [1]	(0.000	) [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.007		0.012		0.028	0.035
Less Distributions:
Distributions from net investment income	(0.006)	(0.007)		(0.012)		(0.028)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return [2]	0.62%	0.69%		1.17%		2.84%	3.56%

Ratios to Average Net Assets:
Expenses	0.65%	0.65%		0.65%		0.65%	0.65%
Net investment income	0.62%	0.69%		1.16%		2.81%	3.47%
Expense waiver/reimbursement [3]	0.26%	0.25%		0.24%		0.26%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$244,670	$215,764		$280,273		$253,373	$248,370

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004	2003		2002		2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.003		0.008		0.024	0.031
Net realized and unrealized gain (loss) from investments	0.000 [1]	(0.000	) [1]	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.003		0.008		0.024	0.031
Less Distributions:
Distributions from net investment income	(0.002)	(0.003)		(0.008)		(0.024)	(0.031)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return [2]	0.22%	0.29%		0.76%		2.43%	3.15%

Ratios to Average Net Assets:
Expenses	1.05%	1.04%		1.05%		1.05%	1.05%
Net investment income	0.21%	0.30%		0.76%		2.39%	3.12%
Expense waiver/reimbursement [3]	0.26%	0.26%		0.24%		0.26%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,610	$53,929		$61,513		$62,614	$54,142

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,004.60	$2.27
Institutional Service Shares	$1,000	$1,003.60	$3.27
Cash Series Shares	$1,000	$1,001.50	$5.28
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.87	$2.29
Institutional Service Shares	$1,000	$1,021.87	$3.30
Cash Series Shares	$1,000	$1,019.86	$5.33

1 Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.45%
Institutional Service Shares	0.65%
Cash Series Shares	1.05%

Portfolio of Investments Summary Tables

At October 31, 2004, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	80.0%
Municipal Notes	20.0%
TOTAL	100.0%

At October 31, 2004, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	30.9%	Prime-1	95.0%
A-1	60.4%
A-2	2.0%	Prime-2	0.0%
Not rated by S&P	6.7%	Not rated by Moody's	5.0%
TOTAL	100.0%	TOTAL	100.0%

At October 31, 2004, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	81.9%
8-30 Days	2.1%
31-90 Days	4.3%
91-180 Days	0.9%
181 Days or more	10.8%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 5.0% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1 and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2004

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6% [1]
		Pennsylvania--99.6%
$9,145,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)/ (Series 2003-24), Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ)	$9,145,000
2,680,000		Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,680,000
3,130,000		Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,130,000
16,975,000		Adams County, PA IDA, (Series 2002) Weekly VRDNs (Wellspan Properties, Inc.)/(AMBAC INS)/(Allied Irish Banks PLC LIQ)	16,975,000
6,075,000		Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,075,000
1,920,000		Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,920,000
11,475,000		Allegheny County, PA HDA, (Series 2001B) Weekly VRDNs (Covenant at South Hills)/(Key Bank, N.A. LOC)	11,475,000
2,000,000		Allegheny County, PA HDA, Variable Rate Demand Hospital Revenue Bonds (Series B of 1998), 1.10% TOBs (South Hills Health System)/(PNC Bank, N.A. LOC), Mandatory Tender 4/1/2005	2,000,000
2,000,000		Allegheny County, PA IDA, (Series 2002) Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC)	2,000,000
3,500,000		Allegheny County, PA IDA, (Series B of 1997) Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	3,500,000
740,000		Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/(Wachovia Bank N.A. LOC)	740,000
690,000		Berks County, PA IDA, (Series 1995) Weekly VRDNs (Grafika Commercial Printing, Inc.)/(Wachovia Bank N.A. LOC)	690,000
3,600,000		Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,600,000
2,000,000		Bethel Park, PA, 1.89% TRANs, 12/31/2004	2,002,077
760,000		Bucks County, PA IDA Weekly VRDNs (Double H Plastics, Inc.)/(Wachovia Bank N.A. LOC)	760,000
1,505,000		Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/(Wachovia Bank N.A. LOC)	1,505,000
1,775,000		Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/ (Lasalle Bank, N.A. LOC)	1,775,000
2,200,000		Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco, Inc.)/(Fifth Third Bank, Cincinnati LOC)	2,200,000
4,000,000		Butler County, PA IDA, (Series A of 2004), 2.50% TOBs (Concordia Lutheran Ministries)/(Fleet National Bank LOC), Mandatory Tender 5/1/2005	4,017,124
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$3,485,000		Butler County, PA IDA, IDRB's (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	$3,485,000
10,700,000		Carbon County, PA IDA, 2.00% RANs (Horsehead Resource Development, Inc.)/(J.P. Morgan Chase Bank LOC), 12/11/2004	10,700,000
4,305,000		Central Bucks, PA School District, (Series A of 2000) Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,305,000
3,335,000		Chester County, PA IDA, (Series 2000A) Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC)	3,335,000
5,050,000		Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/(Fleet National Bank LOC)	5,050,000
2,500,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC)	2,500,000
8,995,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Pennsylvania Non-AMT)/ (Series 2003-9), Weekly VRDNs (Pennsylvania State)/(FGIC INS)/(State Street Bank and Trust Co. LIQ)	8,995,000
6,800,000	[2,3]	Commonwealth of Pennsylvania, (Series 2001-JPMC5) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	6,800,000
7,974,500	[2,3]	Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	7,974,500
6,285,000	[2,3]	Commonwealth of Pennsylvania, Variable Rate Certificates (Series 2001-F) Weekly VRDNs (Bank of America N.A. LIQ)	6,285,000
1,595,000		Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/(Wachovia Bank N.A. LOC)	1,595,000
3,000,000		Dallastown Area School District, PA, (Series 1998) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)	3,000,000
6,500,000		Dauphin County, PA General Authority, (Education and Health Loan Program, Series 1997) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	6,500,000
1,600,000		Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank N.A., New York LOC)	1,600,000
3,725,000		Dauphin County, PA IDA, (Series 2000) Weekly VRDNs (Consolidated Scrap Resources, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,725,000
4,645,000		Dauphin County, PA IDA, Variable Rate Economic Development Revenue Bonds (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank N.A., New York LOC)	4,645,000
1,500,000		Delaware County, PA Authority, Hospital Revenue Bonds (Series of 1996) Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC)	1,500,000
12,580,000		East Hempfield Township, PA IDA, (Series of 1997) Weekly VRDNs (Mennonite Home)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	12,580,000
19,105,000	[2,3]	Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	19,105,000
8,200,000		Erie County, PA Hospital Authority, (Series A of 2001) Weekly VRDNs (Forestview Health Care Center)/(KBC Bank N.V. LOC)	8,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$610,000		Erie County, PA IDA Weekly VRDNs (SIPCO Molding Technologies, Inc.)/ (National City Bank, Pennsylvania LOC)	$610,000
6,700,000		Erie County, PA, 1.75% TRANs, 12/15/2004	6,702,787
12,000,000		Erie, PA City School District, 2.75% TRANs, 6/30/2005	12,075,485
2,900,000		Franconia Township, PA IDA, (Series 1997A) Weekly VRDNs (Asher's Chocolates)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	2,900,000
1,795,000		Gettysburg Area IDA, (Series A of 1998) Weekly VRDNs (Hanover Lantern, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,795,000
1,460,000		Greene County, PA IDA, (Series 1999) Weekly VRDNs (CWS Co., Inc.)/ (Huntington National Bank, Columbus, OH LOC)	1,460,000
9,700,000		Horizon Hospital System Authority, PA, (Series 2002) Weekly VRDNs (St. Paul Homes)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	9,700,000
745,000		Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge Corp.)/ (Wachovia Bank N.A. LOC)	745,000
1,725,000		Jackson Township, PA IDA, (Series A of 1999) Weekly VRDNs (Aerial Innovations, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,725,000
2,500,000		Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	2,500,000
1,065,000		Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,065,000
3,220,000		Lancaster, PA IDA, (Series A of 2001) Weekly VRDNs (Student Lodging and Student Services)/(Fulton Bank LOC)	3,220,000
480,000		Lawrence County, PA IDA, (Series 2003) Weekly VRDNs (Villa Maria Retirement Center)/(Allied Irish Banks PLC LOC)	480,000
5,895,000		Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of Christ Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	5,895,000
1,000,000		Lehigh County, PA IDA, (Series 1997) Weekly VRDNs (American Manufacturing Co., Inc.)/(Wachovia Bank N.A. LOC)	1,000,000
2,700,000		Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P.R.E. USA, Inc./ Suntuf 2000, Inc.)/(Wachovia Bank N.A. LOC)	2,700,000
2,000,000		Marple Newtown, PA School District, 2.00% TRANs, 11/15/2004	2,000,378
6,120,000		McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC)	6,120,000
200,000		Montgomery County, PA IDA, (Series 1992) Weekly VRDNs (RJI LP)/ (Wachovia Bank N.A. LOC)	200,000
1,270,000		Montgomery County, PA IDA, (Series 1997) Weekly VRDNs (Palmer International, Inc.)/(Citizens Bank of Pennsylvania LOC)	1,270,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/ (Deutsche Bank AG LOC)	16,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$3,215,000		Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari Corp.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	$3,215,000
3,740,000		Moon Township, PA IDA Weekly VRDNs (Airport Hotel Associates)/ (National City Bank, Pennsylvania LOC)	3,740,000
3,850,000		Northampton County, PA IDA, (Series 2001) Weekly VRDNs (Nazareth Realty LLC)/(Fleet National Bank LOC)	3,850,000
1,300,000		Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(Mellon Bank N.A., Pittsburgh LOC)	1,300,000
50,000		Pennsylvania EDFA Weekly VRDNs (ProMinent Fluid)/(PNC Bank, N.A. LOC)	50,000
500,000		Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC)	500,000
9,000,000		Pennsylvania EDFA, (Sereis 2001A) Weekly VRDNs (Reliant Energy Seward LLC)/(WestLB AG (Guaranteed) LOC)	9,000,000
2,640,000		Pennsylvania EDFA, (Series 1998A) Weekly VRDNs (Fourth Generation Realty LLC)/(PNC Bank, N.A. LOC)	2,640,000
5,000,000		Pennsylvania EDFA, (Series 2000) Weekly VRDNs (Merck & Co., Inc.)	5,000,000
2,990,000		Pennsylvania EDFA, (Series 2000-F1) Weekly VRDNs (Topcraft Precision Molders, Inc.)/(Wachovia Bank N.A. LOC)	2,990,000
2,450,000		Pennsylvania EDFA, (Series 2000-F2) Weekly VRDNs (HFH Realty Associates L.P. and PreBLEND Products, Inc.)/(Wachovia Bank N.A. LOC)	2,450,000
9,605,000	[2,3]	Pennsylvania HFA, (Series 2002-JPMC-1) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	9,605,000
12,045,000	[2,3]	Pennsylvania HFA, MERLOTS (Series 1997K) Weekly VRDNs (Wachovia Bank N.A. LIQ)	12,045,000
11,410,000	[2,3]	Pennsylvania HFA, PT-149, 1.66% TOBs (BNP Paribas SA LIQ), Optional Tender 8/18/2005	11,410,000
12,100,000	[2,3]	Pennsylvania HFA, Variable Rate Certificates (Series 1999-65A) Weekly VRDNs (Bank of America N.A. LIQ)	12,100,000
4,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1) Weekly VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)	4,000,000
8,515,000	[2,3]	Pennsylvania State Higher Education Facilities Authority, (PT-802) Weekly VRDNs (Phoenixville Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	8,515,000
3,255,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Weekly VRDNs (Holy Family College)/(Commerce Bank NA, Cherry Hill, NJ LOC)	3,255,000
2,000,000		Pennsylvania State Higher Education Facilities Authority, (Series B1), 1.125% TOBs (Allentown College of St. Francis de Sales)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2004	2,000,000
3,600,000		Pennsylvania State Higher Education Facilities Authority, (Series F-2), 1.40% TOBs (Robert Morris College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2005	3,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$2,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-2), 1.125% TOBs (Mercyhurst College)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2004	$2,000,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3), 1.125% TOBs (Messiah College)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2004	3,000,000
3,300,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,300,000
5,300,000		Pennsylvania State Higher Education Facilities Authority, (Series J3), 1.40% TOBs (King's College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2005	5,300,000
2,000,000		Pennsylvania State Higher Education Facilities Authority, (Series M-3), 1.10% TOBs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), Mandatory Tender 11/1/2004	2,000,000
3,210,000	[2,3]	Pennsylvania State Higher Education Facilities Authority, ROCS (Series 1018) Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,210,000
4,500,000		Philadelphia, PA Authority for Industrial Development Weekly VRDNs (30th Street Ltd. LP)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ)	4,500,000
3,025,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003) Weekly VRDNs (Thomas Jefferson University Hospital)/ (Commerce Bank N.A., Cherry Hill, NJ LOC)	3,025,000
7,545,000	[2,3]	Philadelphia, PA Redevelopment Authority, MERLOTS (Series 2002-A27), 1.25% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	7,545,000
5,000,000		Philadelphia, PA School District, 3.00% TRANs, 6/30/2005	5,045,153
2,000,000	[2,3]	Philadelphia, PA Water & Wastewater System, Floater Certificates (Series 2001-773), 1.10% TOBs (FGIC INS)/(Morgan Stanley LIQ), Optional Tender 3/31/2005	2,000,000
6,725,000		Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp. LLC)/(Wells Fargo Bank Minnesota N.A. LOC)	6,725,000
2,875,000	[2,3]	Scranton-Lackawanna, PA Health & Welfare Authority, MERLOTS (Series 2002-A18) Weekly VRDNs (University of Scranton)/(AMBAC INS)/ (Wachovia Bank N.A. LIQ)	2,875,000
7,620,000		Southcentral Pennsylvania General Authority, (Series 2003) Weekly VRDNs (AMBAC INS)/(RBC Centura Bank LIQ)	7,620,000
7,635,000		Washington County, PA Hospital Authority, (Series 2001B), 1.80% TOBs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 7/1/2005	7,635,000
650,000		West Cornwall Township, PA Municipal Authority, Revenue Bonds (Series 1995) Weekly VRDNs (Lebanon Valley Brethern Home Project (PA))/ (Wachovia Bank N.A. LOC)	650,000
3,300,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC)	3,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$2,500,000		York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC)	$2,500,000
2,750,000		York County, PA IDA, Variable Rate Demand Limited Obligation Revenue Bonds (Series 1996) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC)	2,750,000
		TOTAL	454,477,504
		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST) [4]	454,477,504
		OTHER ASSETS AND LIABILITIES - NET--0.4%	1,731,401
		TOTAL NET ASSETS--100%	$456,208,905

Securities that are subject to federal alternative minimum tax (AMT) represent 43.3% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At October 31, 2004, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $127,609,500 which represents 28% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, these securities amounted to $127,609,500 which represents 28% of total net assets.

4 Also represents costs for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LLC	--Limited Liability Corporation
LOC	--Letter of Credit
LP	--Limited Partnership
MERLOTs	--Municipal Exempt Receipts - Liquidity Optional Tender Series
PLC	--Public Limited Company
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$454,477,504
Cash		703,052
Income receivable		1,432,606
Receivable for shares sold		64,199
TOTAL ASSETS		456,677,361
Liabilities :
Income distribution payable	$346,290
Payable for Directors'/Trustees' fees	291
Payable for transfer and dividend disbursing agent fees expenses	34,637
Payable for shareholder services fees (Note 5)	51,405
Payable for distribution services fees (Note 5)	12,447
Accrued expenses	23,386
TOTAL LIABILITIES		468,456
Net assets for 456,211,868 shares outstanding		$456,208,905
Net Assets Consist of:
Paid-in capital		$456,211,805
Accumulated net realized loss on investments		(2,932)
Undistributed net investment income		32
TOTAL NET ASSETS		$456,208,905
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($162,928,302 ÷ 162,929,733 shares outstanding), no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
Net asset value per share ($244,670,275 ÷ 244,670,815 shares outstanding), no par value, unlimited shares authorized		$1.00
Cash Series Shares:
Net asset value per share ($48,610,328 ÷ 48,611,320 shares outstanding), no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Interest			$5,761,433
Expenses:
Investment adviser fee (Note 5)		$2,260,465
Administrative personnel and services fee (Note 5)		361,922
Custodian fees		18,884
Transfer and dividend disbursing agent fees and expenses (Note 5)		128,537
Directors'/Trustees' fees		3,445
Auditing fees		15,280
Legal fees		10,662
Portfolio accounting fees (Note 5)		108,552
Distribution services fee--Cash Series Shares (Note 5)		176,868
Shareholder services fee--Institutional Shares (Note 5)		420,862
Shareholder services fee--Institutional Service Shares (Note 5)		598,828
Shareholder services fee--Cash Series Shares (Note 5)		110,542
Share registration costs		42,629
Printing and postage		28,962
Insurance premiums		9,960
Miscellaneous		1,308
TOTAL EXPENSES		4,297,706
Waivers (Note 5):
Waiver of investment adviser fee	$(892,105)
Waiver of administrative personnel and services fee	(17,427)
Waiver of transfer and dividend disbursing agent fees and expenses	(24,499)
Waiver of distribution services fee--Cash Series Shares	(22,108)
Waiver of shareholder services fee--Institutional Shares	(420,862)
Waiver of shareholder services fee--Institutional Service Shares	(119,766)
Waiver of shareholder services fee--Cash Series Shares	(462)
TOTAL WAIVERS		(1,497,229)
Net expenses			2,800,477
Net investment income			2,960,956
Net realized gain on investments			29,889
Change in net assets resulting from operations			$2,990,845
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,960,956	$3,621,499
Net realized gain (loss) on investments	29,889	(12,607)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,990,845	3,608,892
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,375,020)	(1,562,551)
Institutional Service Shares	(1,493,479)	(1,888,037)
Cash Series Shares	(92,735)	(170,601)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,961,234)	(3,621,189)
Share Transactions:
Proceeds from sale of shares	1,263,354,776	1,172,083,541
Net asset value of shares issued to shareholders in payment of distributions declared	687,027	909,452
Cost of shares redeemed	(1,261,882,505)	(1,235,380,361)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,159,298	(62,387,368)
Change in net assets	2,188,909	(62,399,665)
Net Assets:
Beginning of period	454,019,996	516,419,661
End of period (including undistributed net investment income of $32 and $310, respectively)	$456,208,905	$454,019,996

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. The investment objectives of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to values its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. For the year ended October 31, 2004, all of the Fund's distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $456,211,805.

The following tables summarize share activity:

Year Ended October 31	2004	2003
Institutional Shares:
Shares sold	465,283,993	412,786,494
Shares issued to shareholders in payment of distributions declared	184,220	157,320
Shares redeemed	(486,875,283)	(403,249,253)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(21,407,070)	9,694,561

Year Ended October 31	2004	2003
Institutional Service Shares:
Shares sold	681,568,247	638,670,827
Shares issued to shareholders in payment of distributions declared	411,228	582,651
Shares redeemed	(653,090,131)	(703,753,291)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	28,889,344	(64,499,813)

Year Ended October 31	2004	2003
Cash Series Shares:
Shares sold	116,502,536	120,626,220
Shares issued to shareholders in payment of distributions declared	91,579	169,481
Shares redeemed	(121,917,091)	(128,377,817)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(5,322,976)	(7,582,116)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,159,298	(62,387,368)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003 was as follows:

	2004	2003
Tax-exempt income	$2,961,234	$3,621,189

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$346,322
Capital loss carryforward	$2,931

At October 31, 2004, the Fund had a capital loss carryforward of $2,931, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$2,931

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, and Cash Series Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ) through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $72,938, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $17,835, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended October 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $547,967,500 and $493,134,500, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2004, 81.3% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 19.2% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF PENNSYLVANIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Pennsylvania Municipal Cash Trust (one of the portfolios constituting the Money Market Obligations Trust), (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pennsylvania Municipal Cash Trust of Money Market Obligations Trust at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Pennsylvania Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N526
Cusip 60934N542
Cusip 60934N534

29418 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.008	0.013		0.030	0.037
Net realized gain (loss) on investments	0.000 [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.008	0.013		0.030	0.037
Less Distributions:
Distributions from net investment income	(0.007)	(0.008)	(0.013)		(0.030)	(0.037)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.72%	0.75%	1.26%		3.00%	3.81%

Ratios to Average Net Assets:
Expenses	0.49%	0.49%	0.49%		0.49%	0.49%
Net investment income	0.72%	0.75%	1.24%		2.93%	3.69%
Expense waiver/reimbursement [3]	0.35%	0.32%	0.32%		0.32%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$65,174	$71,396	$74,913		$62,421	$50,047

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.006	0.011		0.028	0.036
Net realized gain (loss) on investments	0.000 [1]	--	(0.000	) [1]	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.006	0.011		0.028	0.036
Less Distributions:
Distributions from net investment income	(0.006)	(0.006)	(0.011)		(0.028)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return [2]	0.57%	0.60%	1.11%		2.84%	3.65%

Ratios to Average Net Assets:
Expenses	0.64%	0.64%	0.64%		0.64%	0.64%
Net investment income	0.57%	0.59%	1.10%		2.76%	3.59%
Expense waiver/reimbursement [3]	0.20%	0.17%	0.17%		0.17%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$395,836	$369,790	$295,035		$300,916	$277,979

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,004.10	$2.47
Institutional Service Shares	$1,000	$1,003.30	$3.22
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.67	$2.49
Institutional Service Shares	$1,000	$1,021.92	$3.25

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.49%
Institutional Service Shares	0.64%

Portfolio of Investments Summary Tables

At October 31, 2004, the Fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
Variable Rate Demand Instruments	87.3%
Municipal Notes	12.7%
TOTAL	100.0%

At October 31, 2004, the Fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings [4] as Percentage of Total Investments [2]		Moody's Short-Term Ratings [5] as Percentage of Total Investments [2]
A-1+	56.0%	Prime-1	96.8%
A-1	40.8%
A-2	0.0%	Prime-2	0.0%
Not rated by S&P	3.2%	Not rated by Moody's	3.2%
TOTAL	100.0%	TOTAL	100.0%

At October 31, 2004, the Fund's effective maturity schedule 6 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments [2]
1-7 Days	87.3%
8-30 Days	1.2%
31-90 Days	2.4%
91-180 Days	0.2%
181 Days or more	8.9%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 These tables depict the short-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the short-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 3.2% do not have short-term ratings by either of these NRSROs.

4 The ratings A-1+, A-1, and A-2 include municipal notes rated SP-1+, SP-1, and SP-2, respectively.

5 The ratings Prime-1 and Prime-2 include municipal notes rated MIG-1 and MIG-2, and variable rate demand instruments rated VMIG-1 and VMIG-2, respectively.

6 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2004

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7% [1]
		Puerto Rico--4.3%
$3,984,500	[2,3]	Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs (FSA INS)/ (Morgan Stanley LIQ)	$3,984,500
6,000,000	[2,3]	Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586 Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	6,000,000
10,000,000	[2,3]	Puerto Rico Infrastructure Financing Authority, (Series 2000-483), 1.83% TOBs (Puerto Rico Infrastructure Financing Authority, Special Obligation 2000 A)/ (Morgan Stanley LIQ), Optional Tender 10/13/2005	10,000,000
		TOTAL	19,984,500
		Virginia--95.4%
22,160,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/(Series 1998-21) Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	22,160,000
3,860,000		Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	3,860,000
9,205,000	[2,3]	Alexandria, VA Redevelopment and Housing Authority, PT-1444 Weekly VRDNs (Park at Landmark)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	9,205,000
14,920,000	[2,3]	Alexandria, VA Redevelopment and Housing Authority, PT-1554 Weekly VRDNs (3001 Park Center Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	14,920,000
1,645,000		Arlington County, VA IDA, 3.00% Bonds, 8/1/2005	1,662,621
5,875,000	[2,3]	Arlington County, VA, ROCs (Series 6011) Weekly VRDNs (Citibank N.A., New York LIQ)	5,875,000
2,320,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC)	2,320,000
2,700,000		Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/ (Amsouth Bank N.A., Birmingham LOC)	2,700,000
500,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)	500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Virginia--continued
$6,310,000	[2,3]	Capital Region Airport Commission, VA, ROCs (Series 5031) Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	$6,310,000
4,280,000		Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs (Kentucky Derby Hosiery Co., Inc. Project)/(Bank One N.A. (Chicago) LOC)	4,280,000
3,500,000		Charles City County, VA EDA, (Series 2004A) Weekly VRDNs (Waste Management, Inc.)/(J.P. Morgan Chase Bank LOC)	3,500,000
530,000		Charlottesville, VA IDA, IDR Refunding Bonds, 1.45% TOBs (Safeway Inc.)/ (Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 12/1/2004	530,000
1,570,000		Chesterfield County, VA IDA, (Series 1998) Weekly VRDNs (Lumberg, Inc.)/ (Bank of America N.A. LOC)	1,570,000
2,500,000		Chesterfield County, VA IDA, (Series 1999) Weekly VRDNs (Honeywell International, Inc.)	2,500,000
3,475,000		Chesterfield County, VA IDA, (Series 2001A) Weekly VRDNs (Super Radiator Coils LP)/(Lasalle Bank, N.A. LOC)	3,475,000
9,995,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Virginia Non-AMT)/(Series 2003-6) Weekly VRDNs (Chesapeake, VA)/(FGIC INS)/(State Street Bank and Trust Co. LIQ)	9,995,000
10,000,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Virginia Non-AMT)/(Series 2004-6) Weekly VRDNs (Loudoun County, VA)/(State Street Bank and Trust Co. LIQ)	10,000,000
5,800,000		Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(Bank One N.A. (Columbus) LOC)	5,800,000
3,760,000		Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC)	3,760,000
5,850,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (The Langley School)/ (SunTrust Bank LOC)	5,850,000
8,990,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	8,990,000
2,775,000		Fairfax County, VA EDA, (Series 2002) Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC)	2,775,000
5,430,000		Fairfax County, VA EDA, (Series 2003) Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC)	5,430,000
1,000,000		Fairfax County, VA IDA, 5.20% Bonds (Inova Health System), 8/15/2005	1,027,212
1,860,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Fleet National Bank LOC)	1,860,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Virginia--continued
$3,000,000		Fredericksburg, VA IDA, (Series 2001 A-1) Weekly VRDNs (Forest Village Apartments)/(SunTrust Bank LOC)	$3,000,000
2,835,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/ (Wachovia Bank N.A. LOC)	2,835,000
5,000,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC)	5,000,000
19,915,000	[2,3]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.70% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/8/2005	19,915,000
4,885,000		Henrico County, VA EDA, (Series 2003) Weekly VRDNs (Lewis Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC)	4,885,000
22,500,000		Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank N.V. LOC)	22,500,000
2,800,000		Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(KBC Bank N.V. LOC)	2,800,000
13,400,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health System)	13,400,000
1,400,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(J.P. Morgan Chase Bank LOC)	1,400,000
10,260,000		Loudoun County, VA IDA, (Series 2001) Daily VRDNs (Atlantic Coast Airlines)/ (Wachovia Bank N.A. LOC)	10,260,000
3,900,000		Loudoun County, VA IDA, (Series 2001) Weekly VRDNs (Ashburn Volunteer Fire and Rescue Department)/(Wachovia Bank N.A. LOC)	3,900,000
6,500,000		Loudoun County, VA, (Series 1998), 1.50% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2004	6,500,000
7,115,000		Loudoun County, VA, (Series 2004A), 3.25% Bonds, 5/1/2005	7,176,323
1,430,000		Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Harden Manufacturing Corp.)/(Columbus Bank and Trust Co., GA LOC)	1,430,000
1,350,000		Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Smith Land Holdings LLC)/(Columbus Bank and Trust Co., GA LOC)	1,350,000
3,260,000	[2,3]	Metropolitan Washington, DC Airports Authority, (PT-1991) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	3,260,000
4,640,000	[2,3]	Metropolitan Washington, DC Airports Authority, PT-736 Weekly VRDNs (MBIA Insurance Corp. INS)/(Danske Bank A/S LIQ)	4,640,000
3,850,000		New Kent County, VA, (Series 1999) Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC)	3,850,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Virginia--continued
$2,600,000		Newport News, VA EDA, (Series 1998) Weekly VRDNs (Jefferson Point Development)/(Credit Suisse First Boston LOC)	$2,600,000
9,320,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	9,320,000
3,195,000		Newport News, VA IDA, (Series 1997) Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC)	3,195,000
4,300,000		Newport News, VA IDA, (Series 2004) Weekly VRDNs (CNU Warwick LLC)/ (Bank of America N.A. LOC)	4,300,000
3,825,000		Newport News, VA Redevelopment & Housing Authority, (River Park Towers: Series 1999) Weekly VRDNs (TVO River Park Partners LP)/(FNMA LOC)	3,825,000
9,100,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001) Weekly VRDNs (Newport-Oxford Associates LLP)/(FHLMC LOC)	9,100,000
2,000,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A) Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC)	2,000,000
3,000,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2003-A) Weekly VRDNs (Old Dominion University)/(Bank of America N.A. LOC)	3,000,000
5,640,000		Prince William County, VA IDA, (Series 2001) Weekly VRDNs (Quantico Court)/ (SunTrust Bank LOC)	5,640,000
495,000		Pulaski County, VA IDA, (Series 1995) Weekly VRDNs (Balogh Real Estate Ltd. Partnership Mar-Bal Inc.)/(Bank One N.A. (Columbus) LOC)	495,000
695,000		Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC)	695,000
4,055,000		Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC)	4,055,000
7,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-10) Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	7,000,000
6,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-2) Weekly VRDNs (Richmond, VA Red Tobacco Row)/(National City Bank, Ohio LOC)	6,000,000
7,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-4) Weekly VRDNs (Richmond, VA Red Tobacco Row)/(National City Bank, Ohio LOC)	7,000,000
5,910,000		Richmond, VA Redevelopment & Housing Authority, (Series B-5) Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	5,910,000
3,555,000		Richmond, VA Redevelopment & Housing Authority, (Series B-6) Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	3,555,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Virginia--continued
$7,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-9) Weekly VRDNs (Richmond, VA Red Tobacco Row)/(National City Bank, Ohio LOC)	$7,000,000
5,795,000		Richmond, VA Redevelopment & Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Newport Manor)/(Columbus Bank and Trust Co., GA LOC)	5,795,000
2,920,000		Roanoke County, VA IDA, (Series 2000) Weekly VRDNs (Nordt Properties LLC)/ (SunTrust Bank LOC)	2,920,000
5,235,000		Roanoke, VA IDA, (Series 2002D) Daily VRDNs (Carilion Health System Obligated Group)	5,235,000
8,205,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. of Virginia LOC)	8,205,000
1,160,000		South Hill, VA IDA, (Series 1997) Weekly VRDNs (International Veneer Co., Inc.)/ (Bank One N.A. (Chicago) LOC)	1,160,000
2,175,000		Staunton, VA IDA, (Series 1999A) Weekly VRDNs (Specialty Blades, Inc.)/ (SunTrust Bank LOC)	2,175,000
1,130,000		Tazewell County, VA IDA, (Series 1993) Weekly VRDNs (Seville Properties Bluefield)/(Huntington National Bank, Columbus, OH LOC)	1,130,000
3,865,000		Virginia Beach, VA Development Authority, (Series A), 3.00% Bonds, 12/1/2004	3,871,229
2,320,000		Virginia Beach, VA IDA, (Series 2001) Weekly VRDNs (S & H Co.)/(Wachovia Bank N.A. LOC)	2,320,000
1,000,000		Virginia Beach, VA, 5.00% Bonds, 3/1/2005	1,012,738
14,000,000		Virginia College Building Authority, (Series 2002) Weekly VRDNs (Shenandoah University)/(Branch Banking & Trust Co. of Virginia LOC)	14,000,000
6,100,000	[2,3]	Virginia Commonwealth Transportation Board, Floater Certificates (Series 2001-727) Weekly VRDNs (Virginia State)/(Morgan Stanley LIQ)	6,100,000
3,450,000		Virginia Peninsula Port Authority, (Series 2001) Weekly VRDNs (Tidewater Fibre Corp.)/(Wachovia Bank N.A. LOC)	3,450,000
3,420,000	[2,3]	Virginia Port Authority, MERLOTS (Series 1997M) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	3,420,000
8,950,000		Virginia Resources Authority, Water and Sewer (Series 1997) Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	8,950,000
3,190,000		Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC)	3,190,000
2,305,000		Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/(RBC Centura Bank LOC)	2,305,000
3,900,000		Virginia Small Business Financing Authority, (Series 2001) Weekly VRDNs (Ennstone, Inc.)/(Wachovia Bank N.A. LOC)	3,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Virginia--continued
$4,880,000	[2,3]	Virginia State Public Building Authority, Floater Certificates (Series 1998-131) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	$4,880,000
5,575,000	[2,3]	Virginia State Public School Authority, (1997 Resolution) MERLOTS (Series 2001-A121), 1.25% TOBs (Virginia State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	5,575,000
1,000,000		Virginia State, 5.375% Bonds, 6/1/2005	1,022,492
5,642,000		Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC)	5,642,000
		TOTAL	439,904,615
		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST) [4]	459,889,115
		OTHER ASSETS AND LIABILITITES - NET--0.3%	1,120,339
		TOTAL NET ASSETS--100%	$461,009,454

Securities that are subject to the federal alternative minimum tax (AMT) represent 31.8% of the Fund's portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSRO) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2004, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $146,239,500 which represents 31.7% of net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At October 31, 2004, these securities amounted to $146,239,500 which represents 31.7% of net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranty
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB	--Industrial Development Revenue Bond
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPs	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Total investments in securities, at amortized cost and value		$459,889,115
Cash		18,334
Income receivable		1,274,925
Receivable for shares sold		100,000
TOTAL ASSETS		461,282,374
Liabilities:
Income distribution payable	$139,184
Payable for shareholder services fee (Note 5)	51,240
Payable for transfer and dividend disbursing agent fees and expenses	65,427
Payable for portfolio accounting fees	7,816
Accrued expenses	9,253
TOTAL LIABILITIES		272,920
Net assets for 461,009,967 shares outstanding		$461,009,454
Net Assets Consist of:
Paid-in capital		$461,009,534
Distributions in excess of net investment income		(80)
TOTAL NET ASSETS		$461,009,454
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($65,173,744 ÷ 65,172,535 shares outstanding), no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
Net asset value per share ($395,835,710 ÷ 395,837,432 shares outstanding), no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2004

Investment Income:
Interest			$5,580,751
Expenses:
Investment adviser fee (Note 5)		$1,838,853
Administrative personnel and services fee (Note 5)		368,020
Custodian fees		19,835
Transfer and dividend disbursing agent fees and expenses (Note 5)		317,723
Directors'/Trustees' fees		3,073
Auditing fees		14,716
Legal fees		17,111
Portfolio accounting fees (Note 5)		97,767
Shareholder services fee--Institutional Shares (Note 5)		168,604
Shareholder services fee--Institutional Service Shares (Note 5)		980,680
Share registration costs		27,397
Printing and postage		20,001
Insurance premiums		9,753
Miscellaneous		2,804
TOTAL EXPENSES		3,886,337
Waivers (Note 5):
Waiver of investment adviser fee	$(420,002)
Waiver of administrative personnel and services fee	(17,718)
Waiver of transfer and dividend disbursing agent fees and expenses	(24,211)
Waiver of shareholder services fee--Institutional Shares	(168,604)
Waiver of shareholder services fee--Institutional Service Shares	(392,272)
TOTAL WAIVERS		(1,022,807)
Net expenses			2,863,530
Net investment income			2,717,221
Net realized gain on investments			307
Change in net assets resulting from operations			$2,717,528

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,717,221	$2,573,806
Net realized gain on investments	307	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,717,528	2,573,806
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(484,052)	(595,055)
Institutional Service Shares	(2,233,197)	(1,978,803)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,717,249)	(2,573,858)
Share Transactions:
Proceeds from sale of shares	1,330,088,290	1,358,768,153
Net asset value of shares issued to shareholders in payment of distributions declared	1,892,342	1,908,827
Cost of shares redeemed	(1,312,157,407)	(1,289,438,999)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,823,225	71,237,981
Change in net assets	19,823,504	71,237,929
Net Assets:
Beginning of period	441,185,950	369,948,021
End of period (including distributions in excess of net investment income of $(80) and $(52), respectively)	$461,009,454	$441,185,950

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. For the year ended October 31, 2004, all of the Fund's distributions were from tax-exempt income.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

At October 31, 2004, capital paid-in aggregated $461,009,534.

The following tables summarize share activity:

Year Ended October 31	2004	2003
Institutional Shares:
Shares sold	383,752,875	403,420,112
Shares issued to shareholders in payment of distributions declared	92,093	148,009
Shares redeemed	(390,067,739)	(407,086,212)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,222,771)	(3,518,091)

Year Ended October 31	2004	2003
Institutional Service Shares:
Shares sold	946,335,415	955,348,041
Shares issued to shareholders in payment of distributions declared	1,800,249	1,760,818
Shares redeemed	(922,089,668)	(882,352,787)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	26,045,996	74,756,072
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	19,823,225	71,237,981

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to expiration of a capital loss carryforward.

For the year ended October 31, 2004, permanent differences identified and reclassified among the components of net assets was as follows:

Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(433)	--	$433

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2004 and 2003, was as follows:

	2004	2003
Tax-exempt income	$2,717,249	$2,573,858

As of October 31, 2004, the components of distributable earnings on a tax basis was as follows:

Undistributed tax-exempt income	$139,106

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $168,660, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $15,162, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended October 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $651,487,500 and $597,530,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2004, 71.9% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.8% of total investments.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF VIRGINIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Virginia Municipal Cash Trust (one of the portfolios constituting Money Market Obligations Trust), (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Virginia Municipal Cash Trust of Money Market Obligations Trust at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Virginia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N252
Cusip 60934N245

29509 (12/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the  period  covered by this  report,  the  registrant  has adopted a code of ethics (the "Section 406 Standards for Investment  Companies -
Ethical Standards for Principal Executive and Financial  Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the  registrant's  Principal  Financial  Officer  also  serves as the  Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

f)(3) The registrant  hereby  undertakes to provide any person,  without charge, upon  request,  a copy of the code of  ethics.  To request a copy of the code of ethics,  contact the  registrant  at  1-800-341-7400,  and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $572,419

                  Fiscal year ended 2003 - $517,500

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $17,868

                  Fiscal year ended 2003 - $18,355

                  Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $95,914 and $16,493 respectively.  Fiscal year ended 2004 - Attestation services relating to the review of fund share transactions, Transfer Agent Service Auditors report, fees for review of N-14 merger documents and review of Sarbanes Oxley sec. 302 procedures.  Fiscal year ended 2003 -
      Design of Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $65,000 and $140,000 respectively.

      Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $135,149 and $41,583 respectively.  Fiscal year ended 2004 - Consultation regarding information requests by regulatory agencies and executive compensation analysis.  Fiscal year ended 2003 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)  Percentage  of services  identified in items 4(b) through 4(d) that were approved by the registrants audit committee  pursuant to paragraph  (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2004 - $642,307

                  Fiscal year ended 2003 - $452,695

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        December 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        December 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        December 22, 2004